UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 18.2%
Auto Components - 1.4%
Lear Corp.	354,000	$17,990,280
TRW Automotive Holdings Corp. (a)	233,400	13,273,458

		31,263,738

Automobiles - 1.0%
Ford Motor Co. (a)	781,400	11,658,488
General Motors Co. (a)	369,100	11,741,071

		23,399,559

Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. (a)	157,800	6,154,200

Household Durables - 1.2%
Fortune Brands, Inc.	178,400	11,547,832
NVR, Inc. (a)	21,100	15,740,600

		27,288,432

Media - 9.6%
Cablevision Systems Corp.	80,400	2,855,808
CBS Corp.-Class B	198,000	5,534,100
Comcast Corp.-Class A	1,931,000	48,738,440
DIRECTV (a)	553,000	27,793,780
Gannett Co., Inc.	874,400	12,468,944
Interpublic Group of Cos., Inc. (The)	791,100	9,437,823
McGraw-Hill Cos., Inc. (The)	304,800	12,944,856
News Corp.-Class A	1,616,100	29,639,274
Time Warner Cable, Inc.-Class A	495,800	38,285,676
Time Warner, Inc.	194,200	7,074,706
Viacom, Inc.-Class B	453,700	22,871,017

		217,644,424

Specialty Retail - 4.8%
Foot Locker, Inc.	783,900	19,550,466
GameStop Corp.-Class A (a)	267,700	7,490,246
Gap, Inc. (The)	857,500	16,635,500
Limited Brands, Inc.	362,300	14,477,508
Lowe’s Cos., Inc.	793,400	19,152,676
Office Depot, Inc. (a)	1,962,100	8,260,441
Ross Stores, Inc.	135,900	11,138,364
TJX Cos., Inc.	223,700	11,860,574

		108,565,775

		414,316,128

Health Care - 16.3%
Biotechnology - 2.0%
Amgen, Inc. (a)	344,100	20,831,814
Gilead Sciences, Inc. (a)	565,800	23,616,492

		44,448,306

Health Care Providers & Services - 3.5%
Aetna, Inc.	135,900	5,936,112

Company	Shares	U.S. $ Value
Health Net, Inc. (a)	305,800	9,813,122
UnitedHealth Group, Inc.	406,400	19,893,280
WellPoint, Inc.	559,100	43,704,847

		79,347,361

Pharmaceuticals - 10.8%
AstraZeneca PLC (Sponsored ADR)	734,300	38,477,320
Forest Laboratories, Inc. (a)	98,700	3,555,174
Johnson & Johnson	1,138,100	76,582,749
Merck & Co., Inc.	1,030,900	37,885,575
Pfizer, Inc.	4,153,500	89,092,575

		245,593,393

		369,389,060

Energy - 16.1%
Energy Equipment & Services - 2.8%
Ensco PLC (Sponsored ADR)	426,900	22,762,308
McDermott International, Inc. (a)	532,000	11,289,040
Nabors Industries Ltd. (a)	650,300	18,136,867
Transocean Ltd.	161,100	11,165,841

		63,354,056

Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	655,000	68,716,050
ConocoPhillips	605,300	44,320,066
Devon Energy Corp.	553,400	46,524,338
Hess Corp.	396,400	31,327,492
Marathon Oil Corp.	883,300	47,848,361
Newfield Exploration Co. (a)	287,200	21,422,248
Nexen, Inc. (New York)	1,013,600	23,414,160
Southern Union Co.	244,300	7,409,619
Tesoro Corp. (a)	292,900	7,146,760
Valero Energy Corp.	186,900	5,139,750

		303,268,844

		366,622,900

Financials - 13.7%
Capital Markets - 0.4%
Morgan Stanley	345,700	8,352,112

Commercial Banks - 2.0%
Wells Fargo & Co.	1,634,900	46,382,113

Consumer Finance - 0.4%
Capital One Financial Corp.	150,900	8,199,906

Diversified Financial Services - 7.5%
Bank of America Corp.	1,797,700	21,122,975
Citigroup, Inc.	1,525,000	62,753,750
JPMorgan Chase & Co.	1,724,700	74,576,028
Moody’s Corp.	302,800	12,084,748

		170,537,501

Insurance - 3.4%
ACE Ltd.	284,400	19,572,408
Allstate Corp. (The)	189,300	5,940,234
Berkshire Hathaway, Inc. (a)	156,000	12,334,920

Company	Shares	U.S. $ Value
Chubb Corp.	116,800	7,660,912
Travelers Cos., Inc. (The)	499,500	31,008,960

		76,517,434

		309,989,066

Consumer Staples - 8.5%
Beverages - 0.9%
Constellation Brands, Inc.-Class A (a)	952,000	20,905,920

Food & Staples Retailing - 1.4%
Kroger Co. (The)	1,182,000	29,337,240
Safeway, Inc.	129,600	3,201,120

		32,538,360

Food Products - 2.6%
Archer-Daniels-Midland Co.	213,300	6,913,053
Bunge Ltd.	335,600	24,985,420
ConAgra Foods, Inc.	346,500	8,811,495
Smithfield Foods, Inc. (a)	512,500	10,736,875
Tyson Foods, Inc.-Class A	389,400	7,406,388

		58,853,231

Household Products - 1.9%
Procter & Gamble Co. (The)	622,700	41,720,900

Tobacco - 1.7%
Altria Group, Inc.	1,198,300	33,624,298
Reynolds American, Inc.	114,100	4,538,898

		38,163,196

		192,181,607

Industrials - 7.3%
Aerospace & Defense - 2.8%
Huntington Ingalls Industries, Inc. (a)	104,333	3,815,458
Northrop Grumman Corp.	626,000	40,871,540
Raytheon Co.	353,800	17,824,444

		62,511,442

Airlines - 0.7%
Delta Air Lines, Inc. (a)	1,619,600	16,325,568

Industrial Conglomerates - 1.9%
General Electric Co.	2,245,500	44,101,620

Machinery - 1.9%
Eaton Corp.	83,200	4,298,944
Ingersoll-Rand PLC	523,700	26,132,630
Parker Hannifin Corp.	105,600	9,382,560
SPX Corp.	47,400	3,929,934

		43,744,068

		166,682,698

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	2,543,400	80,269,704
CenturyLink, Inc.	607,500	26,237,925
Verizon Communications, Inc.	345,300	12,751,929

Company	Shares	U.S. $ Value

		119,259,558

Information Technology - 4.9%
Communications Equipment - 1.0%
Motorola Solutions, Inc. (a)	499,700	23,920,639

Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,477,400	23,756,592
Hewlett-Packard Co.	617,000	23,063,460

		46,820,052

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity Ltd.	309,400	11,395,202

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc. (ADR)	945,700	5,816,055
Intel Corp.	580,600	13,069,306
Lam Research Corp. (a)	239,900	11,274,100

		30,159,461

		112,295,354

Utilities - 3.8%
Electric Utilities - 1.3%
Edison International	396,800	15,618,048
NV Energy, Inc.	865,500	13,648,935

		29,266,983

Gas Utilities - 1.0%
Atmos Energy Corp.	282,338	9,415,973
UGI Corp.	378,917	12,420,899

		21,836,872

Multi-Utilities - 1.5%
CMS Energy Corp.	666,800	13,295,992
DTE Energy Co.	408,100	21,066,122

		34,362,114

		85,465,969

Materials - 3.7%
Chemicals - 1.9%
Dow Chemical Co. (The)	888,900	32,115,957
LyondellBasell Industries NV	277,700	12,166,037

		44,281,994

Metals & Mining - 1.8%
Alcoa, Inc.	1,517,700	25,512,537
Commercial Metals Co.	279,800	4,166,222
Reliance Steel & Aluminum Co.	133,000	6,850,830
Steel Dynamics, Inc.	195,200	3,337,920

		39,867,509

		84,149,503

Total Common Stocks (cost $1,853,987,393)		2,220,351,843

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(b) (cost $81,667,615)	81,667,615	81,667,615

Total Investments - 101.4% (cost $1,935,655,008) (c)		2,302,019,458
Other assets less liabilities - (1.4)%		(31,274,570)

Net Assets - 100.0%		$2,270,744,888

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $400,269,148 and gross unrealized depreciation of investments was $(33,904,698), resulting in net unrealized appreciation of $366,364,450.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,220,351,843	$—	$—	$2,220,351,843
Short-Term Investments	81,667,615	—	—	81,667,615

Total Investments in Securities	2,302,019,458	—	—	2,302,019,458
Other Financial Instruments*	—	—	—	—

Total	$2,302,019,458	$—	$—	$2,302,019,458

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 32.7%
Communications Equipment - 5.2%
Alcatel-Lucent (Sponsored ADR) (a)	749,900	$4,251,933
Juniper Networks, Inc. (a)	312,500	11,440,625
QUALCOMM, Inc.	984,100	57,658,419
Riverbed Technology, Inc. (a)	1,177,500	44,650,800

		118,001,777

Computers & Peripherals - 10.2%
Apple, Inc. (a)	452,425	157,366,988
EMC Corp. (a)	2,049,407	58,346,617
NetApp, Inc. (a)	301,066	16,489,385

		232,202,990

Internet Software & Services - 4.5%
Google, Inc.-Class A (a)	192,450	101,809,899

IT Services - 2.1%
Accenture PLC	830,281	47,649,827

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp.-Class A (a)	1,290,657	46,437,839
Marvell Technology Group Ltd. (a)	1,079,700	17,534,328

		63,972,167

Software - 7.9%
Citrix Systems, Inc. (a)	656,500	57,522,530
Intuit, Inc. (a)	560,700	30,260,979
Oracle Corp.	2,269,900	77,675,978
Rovi Corp. (a)	264,911	15,354,241

		180,813,728

		744,450,388

Consumer Discretionary - 15.8%
Auto Components - 3.6%
BorgWarner, Inc. (a)	454,600	32,963,046
Johnson Controls, Inc.	1,230,600	48,731,760

		81,694,806

Hotels, Restaurants & Leisure - 1.8%
Starbucks Corp.	1,121,320	41,253,363

Household Durables - 1.3%
Stanley Black & Decker, Inc.	395,300	29,204,764

Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	228,340	44,912,194

Media - 4.9%
Comcast Corp.-Class A	1,583,200	39,959,968
News Corp.-Class A	1,900,900	34,862,506
Walt Disney Co. (The)	901,600	37,533,608

		112,356,082

Company	Shares	U.S. $ Value
Specialty Retail - 2.2%
Limited Brands, Inc.	938,500	37,502,460
Lowe’s Cos., Inc.	566,300	13,670,482

		51,172,942

		360,594,151

Industrials - 11.4%
Aerospace & Defense - 1.8%
Goodrich Corp.	354,460	30,940,813
Precision Castparts Corp.	58,300	9,158,930

		40,099,743

Air Freight & Logistics - 2.8%
United Parcel Service, Inc.-Class B	858,370	63,081,611

Electrical Equipment - 2.0%
Cooper Industries PLC	541,700	34,045,845
Rockwell Automation, Inc.	143,304	11,909,996

		45,955,841

Machinery - 4.8%
Danaher Corp.	1,209,200	65,937,676
Flowserve Corp.	363,655	44,085,896

		110,023,572

		259,160,767

Energy - 10.9%
Energy Equipment & Services - 4.3%
Cameron International Corp. (a)	139,300	6,639,038
FMC Technologies, Inc. (a)	189,000	8,435,070
Schlumberger Ltd.	969,095	83,070,824

		98,144,932

Oil, Gas & Consumable Fuels - 6.6%
EOG Resources, Inc.	327,255	35,716,611
Noble Energy, Inc.	709,198	66,097,253
Occidental Petroleum Corp.	361,100	38,944,635
Southwestern Energy Co. (a)	224,700	9,835,119

		150,593,618

		248,738,550

Financials - 10.1%
Capital Markets - 4.4%
Blackstone Group LP	2,223,200	38,327,968
Goldman Sachs Group, Inc. (The)	430,890	60,639,150

		98,967,118

Diversified Financial Services - 4.3%
JPMorgan Chase & Co.	2,268,400	98,085,616

Insurance - 1.4%
MetLife, Inc.	742,100	32,726,610

		229,779,344

Company	Shares	U.S. $ Value
Health Care - 8.9%
Biotechnology - 2.9%
Celgene Corp. (a)	797,858	48,597,531
Gilead Sciences, Inc. (a)	409,920	17,110,061

		65,707,592

Health Care Equipment & Supplies - 0.5%
Covidien PLC	198,700	10,928,500

Health Care Providers & Services - 3.5%
Express Scripts, Inc.-Class A (a)	1,027,015	61,169,013
HCA Holdings, Inc. (a)	518,065	18,075,288

		79,244,301

Pharmaceuticals - 2.0%
Allergan, Inc.	566,200	46,841,726

		202,722,119

Materials - 6.6%
Chemicals - 6.6%
Dow Chemical Co. (The)	1,467,430	53,018,246
Monsanto Co.	965,761	68,607,661
Potash Corp. of Saskatchewan, Inc.	488,500	27,649,100

		149,275,007

Consumer Staples - 2.1%
Food Products - 0.7%
General Mills, Inc.	373,700	14,862,049

Household Products - 1.4%
Procter & Gamble Co. (The)	476,700	31,938,900

		46,800,949

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp. (a)	4,602,200	26,922,870

Total Common Stocks (cost $1,806,141,063)		2,268,444,145

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $11,113,288)	11,113,288	11,113,288

Total Investments - 100.2% (cost $1,817,254,351) (c)		2,279,557,433
Other assets less liabilities - (0.2)%		(4,940,480)

Net Assets - 100.0%		$2,274,616,953

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $470,947,905 and gross unrealized depreciation of investments was $(8,644,823), resulting in net unrealized appreciation of $462,303,082.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,268,444,145	$—	$—	$2,268,444,145
Short-Term Investments	11,113,288	—	—	11,113,288

Total Investments in Securities	2,279,557,433	—	—	2,279,557,433
Other Financial Instruments*	—	—	—	—

Total	$2,279,557,433	$—	$—	$2,279,557,433

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.0%
Energy - 18.9%
Coal & Consumable Fuels - 0.4%
Banpu PCL	63,300	$1,537,875
Peabody Energy Corp.	40,900	2,509,624

		4,047,499

Integrated Oil & Gas - 13.7%
BG Group PLC	303,700	7,051,646
BP PLC	1,520,500	11,708,072
Cenovus Energy, Inc.	41,400	1,529,772
Chevron Corp.	160,900	16,880,019
ConocoPhillips	113,900	8,339,758
Exxon Mobil Corp.	282,200	23,555,234
Gazprom OAO (Sponsored ADR) (a)	588,400	8,678,900
Hess Corp.	67,600	5,342,428
Lukoil OAO (London) (Sponsored ADR)	71,200	4,578,160
Marathon Oil Corp.	119,600	6,478,732
Origin Energy Ltd.	137,700	2,418,254
Petroleo Brasileiro SA	25,400	431,933
Petroleo Brasileiro SA (ADR)	233,800	8,096,494
Petroleo Brasileiro SA (Sponsored ADR)	124,288	3,885,243
PTT PCL	122,500	1,431,188
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	369,900	13,205,904
Royal Dutch Shell PLC-Class B	153,700	5,547,791
Suncor Energy, Inc. (Toronto)	188,700	7,878,325
Total SA	94,600	5,464,149

		142,502,002

Oil & Gas Equipment & Services - 0.2%
Schlumberger Ltd.	18,100	1,551,532

Oil & Gas Exploration & Production - 4.6%
Alliance Oil Co., Ltd. (GDR) (a)	100,000	1,842,407
Anadarko Petroleum Corp.	59,200	4,707,584
Canadian Natural Resources Ltd.	90,100	3,921,678
Cimarex Energy Co.	17,400	1,669,182
Concho Resources, Inc./Midland TX (a)	14,800	1,400,228
Devon Energy Corp.	82,600	6,944,182
Newfield Exploration Co. (a)	33,000	2,461,470
Nexen, Inc. (Toronto)	185,300	4,274,609
Noble Energy, Inc.	25,500	2,376,600
NuVista Energy Ltd.	229,900	2,237,660
Occidental Petroleum Corp.	58,400	6,298,440
OGX Petroleo e Gas Participacoes SA (a)	148,900	1,515,661
Penn West Petroleum Ltd.	185,800	4,805,850
QEP Resources, Inc.	38,600	1,679,100
Tullow Oil PLC	99,410	2,211,926

		48,346,577

		196,447,610

Equity:Other - 14.6%
Diversified/Specialty - 13.0%
BioMed Realty Trust, Inc.	193,945	3,973,933
British Land Co. PLC	780,673	7,697,872
Cheung Kong Holdings Ltd.	224,000	3,499,600

Company	Shares	U.S. $ Value
Dexus Property Group	6,065,600	5,745,523
Digital Realty Trust, Inc.	87,000	5,426,190
Dundee Real Estate Investment Trust	106,356	3,663,209
Evergrande Real Estate Group Ltd.	5,447,000	3,820,203
FirstService Corp. (a)	40,061	1,476,574
Fonciere Des Regions	33,000	3,488,905
Forest City Enterprises, Inc. (a)	142,609	2,733,814
Hysan Development Co., Ltd.	997,000	4,922,534
Kerry Properties Ltd.	900,691	4,600,984
Land Securities Group PLC	370,180	5,082,247
Lend Lease Group	490,687	4,697,998
Mitsubishi Estate Co., Ltd.	556,000	9,934,958
Mitsui Fudosan Co., Ltd.	636,000	10,734,870
Overseas Union Enterprise Ltd.	1,074,000	2,647,853
Rayonier, Inc.	45,000	2,987,550
RLJ Lodging Trust (a)	148,292	2,706,329
Savills PLC	61,316	413,646
Soho China Ltd.	3,412,000	2,937,149
Sun Hung Kai Properties Ltd.	827,600	12,897,742
Swire Pacific Ltd.	285,000	4,406,471
Telecity Group PLC (a)	322,279	2,880,649
Unibail-Rodamco SE	52,947	11,975,900
UOL Group Ltd.	452,000	1,810,804
Vornado Realty Trust	40,100	3,945,038
Weyerhaeuser Co.	123,000	2,649,420
Wheelock & Co., Ltd.	421,000	1,766,360

		135,524,325

Health Care - 1.3%
Chartwell Seniors Housing Real Estate Investment Trust	481,300	4,297,100
Health Care REIT, Inc.	117,600	6,255,144
Ventas, Inc.	48,600	2,741,040

		13,293,284

Triple Net - 0.3%
Entertainment Properties Trust	58,900	2,861,362

		151,678,971

Materials - 10.5%
Aluminum - 0.4%
Alcoa, Inc.	93,100	1,565,011
Hindalco Industries Ltd.	557,700	2,448,774

		4,013,785

Diversified Chemicals - 0.1%
Dow Chemical Co. (The)	37,700	1,362,101

Diversified Metals & Mining - 4.9%
Anglo American PLC	29,700	1,487,057
BHP Billiton Ltd.	171,000	8,143,128
BHP Billiton PLC	224,600	8,906,929
Capstone Mining Corp. (a)	193,200	711,900
Dowa Holdings Co., Ltd.	133,000	794,299
Freeport-McMoRan Copper & Gold, Inc.	61,500	3,175,860
KGHM Polska Miedz SA	21,000	1,474,437
MacArthur Coal Ltd.	71,400	908,708
Mitsubishi Materials Corp.	54,000	167,657

Company	Shares	U.S. $ Value
Poongsan Corp.	17,400	623,131
Rio Tinto Ltd.	27,300	2,384,623
Rio Tinto PLC	164,600	11,469,698
Teck Resources Ltd.	68,300	3,582,604
Xstrata PLC	330,920	7,803,872

		51,633,903

Fertilizers & Agricultural Chemicals - 0.8%
Agrium, Inc. (Toronto)	38,500	3,378,908
CF Industries Holdings, Inc.	11,200	1,722,336
Incitec Pivot Ltd.	859,300	3,536,503

		8,637,747

Gold - 1.8%
Barrick Gold Corp.	15,000	718,223
Goldcorp, Inc.	99,800	4,991,803
IAMGOLD Corp.	154,500	3,256,324
Kinross Gold Corp.	203,900	3,203,136
Koza Altin Isletmeleri AS	103,900	1,386,174
New Gold, Inc. (a)	214,400	2,179,739
Newmont Mining Corp.	34,600	1,957,322
Real Gold Mining Ltd.	686,500	782,064

		18,474,785

Paper Products - 0.4%
Mondi PLC	239,800	2,419,915
UPM-Kymmene Oyj	72,200	1,363,940

		3,783,855

Precious Metals & Minerals - 0.1%
Northam Platinum Ltd.	149,100	1,005,832

Steel - 2.0%
JFE Holdings, Inc.	125,300	3,141,741
OneSteel Ltd.	437,405	883,742
Reliance Steel & Aluminum Co.	27,600	1,421,676
Sims Metal Management Ltd.	52,100	952,504
Tata Steel Ltd. (GDR) (b)	119,900	1,567,788
ThyssenKrupp AG	48,900	2,329,978
Vale SA	46,400	1,477,801
Vale SA (Preference Shares)	42,600	1,210,701
Vale SA (Sponsored ADR) (Local Preference Shares)	191,700	5,616,810
Vale SA (Sponsored ADR)-Class B	58,800	1,896,888

		20,499,629

		109,411,637

Residential - 5.5%
Multi-Family - 3.6%
BRE Properties, Inc.	89,350	4,558,637
Camden Property Trust	104,400	6,710,832
Colonial Properties Trust	179,916	3,796,228
Equity Residential	78,900	4,878,387
Essex Property Trust, Inc.	40,004	5,504,950
Home Properties, Inc.	51,072	3,161,357
Mid-America Apartment Communities, Inc.	43,400	2,975,070
Rossi Residencial SA	322,500	2,861,670
Stockland	787,385	2,973,039

Company	Shares	U.S. $ Value
Wing Tai Holdings Ltd.	379,000	482,477

		37,902,647

Self Storage - 1.9%
Big Yellow Group PLC	695,610	3,905,420
Extra Space Storage, Inc.	214,537	4,668,325
Public Storage	55,217	6,534,380
U-Store-It Trust	416,700	4,696,209

		19,804,334

		57,706,981

Retail - 5.3%
Regional Mall - 3.6%
BR Malls Participacoes SA	401,300	4,644,423
General Growth Properties, Inc.	8,859	145,996
Glimcher Realty Trust	674,400	6,905,856
Multiplan Empreendimentos Imobiliarios SA	86,505	1,975,456
Simon Property Group, Inc.	158,302	18,689,134
Taubman Centers, Inc.	44,000	2,665,080
Westfield Group	285,696	2,777,596

		37,803,541

Shopping Center/Other Retail - 1.7%
Klepierre	135,302	5,791,480
Link REIT (The)	571,812	1,949,190
RioCan Real Estate Investment Trust (New York) (b)	132,100	3,468,673
RioCan Real Estate Investment Trust (Toronto)	77,350	2,031,051
Weingarten Realty Investors	168,933	4,496,997

		17,737,391

		55,540,932

Office - 4.2%
Office - 4.2%
Beni Stabili SpA	2,850,729	3,086,146
Boston Properties, Inc.	84,735	9,181,037
Castellum AB	246,744	3,872,322
Cominar Real Estate Investment Trust	80,093	1,847,632
Douglas Emmett, Inc.	276,148	5,812,916
Duke Realty Corp.	376,300	5,659,552
Great Portland Estates PLC	452,900	3,299,504
Hongkong Land Holdings Ltd.	762,000	5,646,454
Kilroy Realty Corp.	44,009	1,825,053
SL Green Realty Corp.	1,907	171,649
Sponda Oyj	645,240	3,808,174

		44,210,439

Lodging - 3.2%
Lodging - 3.2%
Ashford Hospitality Trust, Inc.	259,865	3,708,274
Great Eagle Holdings Ltd.	775,000	2,707,354
Host Hotels & Resorts, Inc.	311,900	5,483,202
Hyatt Hotels Corp. (a)	43,486	1,938,606
InnVest Real Estate Investment Trust	594,266	4,330,410
Intercontinental Hotels Group PLC	205,600	4,386,387
LaSalle Hotel Properties	202,100	5,654,758
Whitbread PLC	65,700	1,765,323

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	85,300	2,969,293

		32,943,607

Industrials - 1.3%
Industrial Warehouse Distribution - 0.9%
Ascendas Real Estate Investment Trust	908,000	1,516,820
Global Logistic Properties Ltd. (a)	1,136,000	1,842,161
ProLogis	375,957	6,225,848

		9,584,829

Mixed Office Industrial - 0.4%
Goodman Group	5,590,500	4,393,330

		13,978,159

Food Beverage & Tobacco - 0.3%
Agricultural Products - 0.3%
Bunge Ltd.	41,700	3,104,565

Real Estate - 0.2%
Real Estate Operating Companies - 0.2%
GSW Immobilien AG (a)	57,711	1,861,608

Total Common Stocks (cost $581,315,154)		666,884,509

INFLATION-LINKED SECURITIES - 32.4%
United States - 32.4%
U.S. Treasury Inflation Index
0.625%, 4/15/13 (TIPS)	30,380	31,557,337
2.00%, 4/15/12 (TIPS)	83,723	86,332,921
3.00%, 7/15/12 (TIPS)	65,525	69,087,572
3.375%, 1/15/12 (TIPS)	146,556	151,135,754

Total Inflation-Linked Securities (cost $337,077,104)		338,113,584

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Copper London Metal Exchange Expiration: December 2011, Exercise Price: $8,000 (a)(c)	38	1,141,042
Aluminum HG Expiration: December 2011, Exercise Price: $2,300 (a)(c)	125	515,690

Total Options Purchased - Puts (cost $1,786,436)		1,656,732

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (Cost $14,923,214)	14,923,214	14,923,214

Company	Shares	U.S. $ Value
Total Investments - 98.0% (cost $935,101,908) (e)		1,021,578,039
Other assets less liabilities - 2.0% (f)		21,011,770

Net Assets - 100.0%		$1,042,589,809

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	186	July 2011	$12,876,606	$12,402,712	$(473,894)
Platinum Futures	45	July 2011	4,055,871	4,126,500	70,629
Soybean Futures	321	July 2011	22,255,199	22,084,800	(170,399)
Sold Contracts
Brent Crude Oil Futures	44	June 2011	5,436,560	5,136,120	300,440
Gold 100 OZ Futures	14	August 2011	2,079,105	2,151,520	(72,415)
Live Cattle Futures	111	October 2011	5,203,321	4,931,730	271,591
Nickel Futures	58	August 2011	9,285,571	8,211,408	1,074,163

					$1,000,115

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
State Street Bank and Trust Co.:
Japanese Yen settling 6/15/11	2,601,869	$32,105,589	$31,922,168	$(183,421)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Dow Jones-UBS Commodity Index 2 Month Forward	337,160	1-Month USD-LIBOR-BBA Plus a specified spread*	$113,591	6/15/11	Barclays Bank PLC	$5,409,048
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	20,718	1-Month USD-LIBOR-BBA Plus a specified spread*	6,980	6/15/11	Citibank, N.A.	332,391

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Dow Jones-UBS Grains Subindex 3 Month Forward	3,811	1-Month USD-LIBOR-BBA Plus a specified spread*	$428	6/15/11	Citibank, N.A.	$21,721
Receive	Dow Jones-UBS Grains Subindex 3 Month Forward	83,834	1-Month USD-LIBOR-BBA Plus a specified spread*	9,425	6/15/11	Citibank, N.A.	478,810
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	206,022	1-Month USD-LIBOR-BBA Plus a specified spread*	69,410	7/15/11	Credit Suisse International	3,305,308
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	149,893	1-Month USD-LIBOR-BBA Plus a specified spread*	50,500	8/15/11	Goldman Sachs International	2,404,217
Receive	Real Estate Index	9,790	1-Month USD-LIBOR-BBA Plus a specified spread*	29,999	6/15/12	JPMorgan Chase Bank, N.A.	937,039

							$12,888,534

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $5,036,461 or 0.5% of net assets.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,801,695 and gross unrealized depreciation of investments was $(7,325,564), resulting in net unrealized appreciation of $86,476,131.
(f)	An amount of U.S. $547,525 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

59.9%	United States
9.9%	United Kingdom
6.6%	Canada
4.2%	Hong Kong
3.9%	Australia
3.3%	Brazil
2.6%	France
2.4%	Japan
1.3%	Russia
0.8%	Singapore
0.7%	China
0.6%	Sweden
2.3%	Other
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2011. The Portfolios country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Finland, Germany, India, Italy, Poland, South Africa, South Korea, Thailand and Turkey.

AllianceBernstein Pooling Portfolios

ABPP-Multi-Asset Real Return Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Energy	$130,771,338	$64,245,084	$1,431,188	$196,447,610
Equity:Other	46,130,349	105,548,622	—	151,678,971
Materials	45,778,995	63,632,642	—	109,411,637
Residential	54,251,465	3,455,516	—	57,706,981
Retail	45,022,666	10,518,266	—	55,540,932
Office	24,497,839	19,712,600	—	44,210,439
Lodging	24,084,543	8,859,064	—	32,943,607
Industrials	6,225,848	7,752,311	—	13,978,159
Food Beverage & Tobacco	3,104,565	—	—	3,104,565
Real Estate	1,861,608	—	—	1,861,608
Inflation-Linked Securities	—	338,113,584	—	338,113,584
Options Purchased - Puts	—	1,656,732	—	1,656,732
Short-Term Investments	14,923,214	—	—	14,923,214

Total Investments in Securities	396,652,430	623,494,421+	1,431,188	1,021,578,039
Other Financial Instruments* :
Assets
Futures Contracts	1,716,823	—	—	1,716,823
Total Return Swap Contracts	—	12,888,534	—	12,888,534
Liabilities
Futures Contracts	(716,708)	—	—	(716,708)
Forward Currency Exchange Contracts	—	(183,421)	—	(183,421)

Total	$397,652,545	$636,199,534	$1,431,188	$1,035,283,267

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Total
Balance as of 8/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	(31,177)	(31,177)
Change in unrealized appreciation/depreciation	(120,513)	(120,513)
Purchases	2,440,301	2,440,301
Sales	(857,423)	(857,423)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/11	$1,431,188	$1,431,188

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$(120,513)	$(120,513)

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 24.2%
Capital Markets - 0.7%
Deutsche Bank AG	98,300	$5,884,295
Macquarie Group Ltd.	77,900	2,839,479

		8,723,774

Commercial Banks - 14.7%
Australia & New Zealand Banking Group Ltd.	246,800	5,844,373
Banco do Brasil SA	486,200	8,643,898
Bank of China Ltd. (a)	5,987,000	3,313,153
Barclays PLC	2,812,300	12,853,323
BNP Paribas	153,465	12,024,784
Danske Bank A/S (a)	220,329	4,653,026
Hana Financial Group, Inc.	150,160	5,416,985
KB Financial Group, Inc.	115,662	5,537,769
KBC Groep NV	275,400	11,690,781
Lloyds Banking Group PLC (a)	15,360,800	13,162,541
Mitsubishi UFJ Financial Group, Inc.	1,848,500	8,524,829
National Australia Bank Ltd.	624,100	17,698,220
National Bank of Canada	90,400	7,553,161
Societe Generale	412,470	24,596,350
Sumitomo Mitsui Financial Group, Inc.	382,900	11,067,161
Turkiye Is Bankasi-Class C	1,849,600	5,790,538
UniCredit SpA	5,670,100	12,936,019

		171,306,911

Diversified Financial Services - 2.7%
ING Groep NV (a)	1,973,500	23,925,388
ORIX Corp.	84,240	8,075,835

		32,001,223

Insurance - 5.0%
Aegon NV (a)	1,531,800	10,736,501
Allianz SE	164,600	22,822,262
Aviva PLC	1,824,600	13,137,701
Muenchener Rueckversicherungs AG	73,000	11,220,230

		57,916,694

Real Estate Management & Development - 1.1%
Evergrande Real Estate Group Ltd.	6,165,000	4,323,765
Mitsui Fudosan Co., Ltd.	283,000	4,776,679
New World Development Ltd.	2,091,224	3,568,508

		12,668,952

		282,617,554

Consumer Discretionary - 13.5%
Auto Components - 4.0%
Bridgestone Corp.	553,700	12,629,196
Faurecia	92,342	3,952,663
GKN PLC	2,965,900	10,716,072
Magna International, Inc.-Class A	197,800	9,575,084
NGK Spark Plug Co., Ltd.	503,000	6,735,424
Sumitomo Rubber Industries Ltd.	272,400	3,156,872

		46,765,311

Company	Shares	U.S. $ Value
Automobiles - 4.7%
Nissan Motor Co., Ltd.	1,967,200	19,803,834
Renault SA	259,400	14,777,813
Toyota Motor Corp.	492,800	20,598,741

		55,180,388

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook Group PLC	974,200	2,419,368

Household Durables - 1.8%
LG Electronics, Inc.	65,790	5,945,846
Sharp Corp.	915,000	8,589,849
Sony Corp.	268,200	7,179,575

		21,715,270

Media - 1.9%
Informa PLC	1,155,300	8,289,222
Vivendi SA	480,520	13,460,278

		21,749,500

Specialty Retail - 0.6%
Esprit Holdings Ltd.	1,820,500	6,854,371

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,620,782

		158,304,990

Materials - 10.7%
Chemicals - 1.9%
Air Water, Inc.	165,000	1,977,764
Clariant AG (a)	208,482	4,592,270
DIC Corp.	1,557,000	3,741,095
Incitec Pivot Ltd.	157,794	649,411
Koninklijke DSM NV	138,706	9,314,541
Ube Industries Ltd.	575,000	1,786,052

		22,061,133

Metals & Mining - 8.8%
Dowa Holdings Co., Ltd.	488,000	2,914,422
Hindalco Industries Ltd.	1,135,600	4,986,243
JFE Holdings, Inc.	348,600	8,740,709
KGHM Polska Miedz SA	43,300	3,040,149
New Gold, Inc. (a)	164,592	1,673,356
OneSteel Ltd.	212,188	428,709
Rio Tinto PLC	426,200	29,698,575
Tata Steel Ltd.	573,100	7,505,908
ThyssenKrupp AG	219,700	10,468,223
Vale SA (Sponsored ADR) (Local Preference Shares)	547,900	16,053,470
Xstrata PLC	716,600	16,899,114

		102,408,878

		124,470,011

Energy - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
BP PLC	2,575,700	19,833,267
China Petroleum & Chemical Corp.-Class H	3,398,000	3,395,815
ENI SpA	493,300	11,830,067

Company	Shares	U.S. $ Value
Gazprom OAO (Sponsored ADR) (a)	872,600	12,870,850
JX Holdings, Inc.	928,000	6,133,057
LUKOIL OAO (London) (Sponsored ADR)	120,250	7,732,075
Nexen, Inc. (Toronto)	522,659	12,057,004
OMV AG	201,100	8,375,568
Penn West Petroleum Ltd.	190,114	4,917,435
Petroleo Brasileiro SA (Sponsored ADR)	149,528	4,674,245
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	856,386	30,574,078

		122,393,461

Industrials - 8.7%
Aerospace & Defense - 1.0%
BAE Systems PLC	2,110,300	11,490,897

Building Products - 1.6%
Asahi Glass Co., Ltd.	980,000	11,582,887
Cie de St-Gobain	107,000	7,100,679

		18,683,566

Construction & Engineering - 1.7%
Bouygues SA	424,900	19,696,915

Electrical Equipment - 1.9%
Furukawa Electric Co., Ltd.	1,048,000	3,823,628
Mitsubishi Electric Corp.	553,000	6,255,050
Sumitomo Electric Industries Ltd.	795,800	11,508,914

		21,587,592

Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	245,253	5,582,897
Cookson Group PLC	60,836	689,884
SembCorp Industries Ltd.	1,130,000	4,636,445

		10,909,226

Road & Rail - 0.4%
East Japan Railway Co.	61,400	3,583,513
Firstgroup PLC	258,243	1,439,958

		5,023,471

Trading Companies & Distributors - 1.2%
Mitsubishi Corp.	326,500	8,300,219
Mitsui & Co., Ltd.	330,200	5,648,107

		13,948,326

		101,339,993

Telecommunication Services - 8.1%
Diversified Telecommunication Services - 5.8%
France Telecom SA	640,800	14,677,053
Nippon Telegraph & Telephone Corp.	351,000	16,517,155
Telecom Corp. of New Zealand Ltd.	2,460,332	4,897,943
Telecom Italia SpA (ordinary shares)	9,707,700	13,770,821
Telecom Italia SpA (savings shares)	4,931,400	6,038,178
Telenor ASA	441,800	7,487,239
Telstra Corp. Ltd.	1,493,600	4,824,913

		68,213,302

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	9,552,537	26,561,689

		94,774,991

Health Care - 8.0%
Pharmaceuticals - 8.0%
AstraZeneca PLC	599,200	31,278,753
Novartis AG	444,070	28,651,762
Otsuka Holdings Co., Ltd.	115,600	3,031,310
Roche Holding AG	103,700	18,258,659
Sanofi	154,919	12,285,580

		93,506,064

Information Technology - 5.6%
Computers & Peripherals - 1.8%
Fujitsu Ltd.	1,560,000	8,228,785
Lite-On Technology Corp. (a)	1,232,000	1,579,771
Pegatron Corp. (a)	2,027,000	2,188,564
Toshiba Corp.	1,738,000	9,248,394

		21,245,514

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp. (a)	13,470,790	11,037,852
LG Display Co., Ltd.	32,200	1,072,658

		12,110,510

IT Services - 0.3%
Cap Gemini SA (a)	52,099	2,981,708

Office Electronics - 0.8%
Konica Minolta Holdings, Inc.	1,117,000	9,421,516

Semiconductors & Semiconductor Equipment - 1.7%
Powertech Technology, Inc. (a)	708,000	2,649,337
Samsung Electronics Co., Ltd.	16,090	13,489,935
Sumco Corp. (a)	226,300	4,084,795

		20,224,067

		65,983,315

Consumer Staples - 5.4%
Beverages - 0.4%
Asahi Breweries Ltd.	261,300	5,107,296

Food & Staples Retailing - 1.8%
Delhaize Group SA (a)	136,600	11,321,584
Koninklijke Ahold NV	640,300	9,146,377

		20,467,961

Tobacco - 3.2%
Imperial Tobacco Group PLC	476,900	17,107,084
Japan Tobacco, Inc.	5,361	20,749,408

		37,856,492

		63,431,749

Company	Shares	U.S. $ Value
Utilities - 2.9%
Electric Utilities - 2.8%
E.ON AG	730,600	20,777,697
EDP - Energias de Portugal SA	2,210,300	8,238,424
Tokyo Electric Power Co., Inc. (The)	1,032,300	4,038,285

		33,054,406

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	297,000	1,264,158

		34,318,564

Total Common Stocks (cost $1,060,446,199)		1,141,140,692

RIGHTS - 0.0%
Energy - 0.0%
OMV AG (a) (cost $0)	201,100	0

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $9,424,347)	9,424,347	9,424,347

Total Investments - 98.4% (cost $1,069,870,546) (c)		1,150,565,039
Other assets less liabilities - 1.6% (d)		18,546,503

Net Assets - 100.0%		$1,169,111,542

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	51	June 2011	$2,049,993	$2,096,869	$46,876
Topix Index Futures	50	June 2011	5,734,401	5,137,406	(596,995)

					$(550,119)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Swiss Franc settling 8/15/11	16,467	$18,583,052	$19,316,062	$733,010

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA:
Australian Dollar settling 8/15/11	30,644	$32,251,171	$32,411,295	$160,124
Great British Pound settling 8/15/11	12,866	20,907,893	21,145,120	237,227
Credit Suisse London Branch (GFX):
Euro settling 8/15/11	4,099	5,907,110	5,887,882	(19,228)
Euro settling 8/15/11	51,546	74,283,456	74,041,664	(241,792)
Norwegian Krone settling 8/15/11	279,334	51,157,834	51,635,867	478,033
Deutsche Bank AG London:
Swedish Krona settling 8/15/11	240,483	38,310,613	38,813,627	503,014
Swedish Krona settling 8/15/11	126,312	20,083,634	20,386,584	302,950
Goldman Sachs International:
Great British Pound settling 8/15/11	8,687	14,064,948	14,276,982	212,034
Great British Pound settling 8/15/11	5,964	9,656,193	9,801,764	145,571
Royal Bank of Scotland PLC:
Swiss Franc settling 8/15/11	9,629	10,841,759	11,294,976	453,217
Swiss Franc settling 8/15/11	9,042	10,180,827	10,606,415	425,588
Societe Generale:
Japanese Yen settling 8/15/11	1,472,143	18,273,757	18,066,323	(207,434)
Standard Chartered Bank:
Japanese Yen settling 8/15/11	1,904,720	23,584,651	23,374,962	(209,689)
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	18,864	19,789,657	19,951,921	162,264
Australian Dollar settling 8/15/11	3,662	3,841,694	3,873,194	31,500
Sale Contracts
Bank of America NA:
Great British Pound settling 8/15/11	18,830	30,715,496	30,946,884	(231,388)
Barclays Bank PLC Wholesale:
Euro settling 8/15/11	4,099	5,898,010	5,887,882	10,128
Norwegian Krone settling 8/15/11	24,271	4,365,058	4,486,579	(121,521)
Norwegian Krone settling 8/15/11	182,527	32,826,873	33,740,754	(913,881)
BNP Paribas SA:
Euro settling 8/15/11	34,199	48,408,787	49,124,101	(715,314)
Japanese Yen settling 8/15/11	4,974,118	59,784,102	61,042,999	(1,258,897)
Citibank NA:
Canadian Dollar settling 8/15/11	33,478	34,631,578	34,490,776	140,802
Credit Suisse London Branch (GFX):
Swiss Franc settling 8/15/11	9,042	10,130,071	10,606,415	(476,344)
Deutsche Bank AG London:
Swedish Krona settling 8/15/11	71,084	11,155,156	11,472,860	(317,704)
Swedish Krona settling 8/15/11	92,618	14,554,340	14,948,418	(394,078)
Standard Chartered Bank:
Japanese Yen settling 8/15/11	3,230,506	40,077,985	39,645,174	432,811
UBS AG:
Australian Dollar settling 8/15/11	3,662	3,793,579	3,873,194	(79,615)
Euro settling 8/15/11	15,771	22,415,401	22,653,767	(238,366)
Euro settling 8/15/11	17,347	24,655,378	24,917,564	(262,186)
Norwegian Krone settling 8/15/11	96,807	17,465,423	17,895,112	(429,689)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,711,032 and gross unrealized depreciation of investments was $(65,016,539), resulting in net unrealized appreciation of $80,694,493.

(d)	An amount of U.S. $579,766 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

May 31, 2011 (unaudited)

Portfolio Summary

23.4%	Japan
21.4%	United Kingdom
10.9%	France
6.2%	Germany
4.6%	Netherlands
4.5%	Switzerland
3.9%	Italy
3.1%	Canada
2.8%	Australia
2.7%	South Korea
2.5%	Brazil
2.0%	Belgium
1.8%	Russia
9.4%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Austria, China, Denmark, Hong Kong, India, New Zealand, Norway, Poland, Portugal, Singapore, South Africa, Taiwan and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$16,197,059	$266,420,495	$—	$282,617,554
Consumer Discretionary	9,575,084	148,729,906	—	158,304,990
Materials	17,726,826	106,743,185	—	124,470,011
Energy	21,648,684	100,744,777	—	122,393,461
Industrials	—	101,339,993	—	101,339,993
Telecommunication Services	—	94,774,991	—	94,774,991
Health Care	—	93,506,064	—	93,506,064
Information Technology	—	65,983,315	—	65,983,315
Consumer Staples	—	63,431,749	—	63,431,749
Utilities	—	34,318,564	—	34,318,564
Rights	0	—	—	0
Short-Term Investments	9,424,347	—	—	9,424,347

Total Investments in Securities	74,572,000	1,075,993,039+	—	1,150,565,039
Other Financial Instruments* :
Assets
Futures Contracts	46,876	—	—	46,876
Forward Currency Exchange Contracts	—	4,428,273	—	4,428,273
Liabilities
Futures Contracts	(596,995)	—	—	(596,995)
Forward Currency Exchange Contracts	—	(6,117,126)	—	(6,117,126)

Total	$74,021,881	$1,074,304,186	$—	$1,148,326,067

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 19.6%
Capital Markets - 2.2%
GP Investments Ltd. (BDR) (a)	1,442,500	$5,887,942
Man Group PLC	1,480,939	6,284,061
UBS AG (a)	704,369	13,553,645

		25,725,648

Commercial Banks - 7.3%
Banco Santander Brasil SA (ADR)	708,000	8,042,880
Bank Rakyat Indonesia Persero Tbk PT	4,653,000	3,463,352
BNP Paribas	139,400	10,922,718
HDFC Bank Ltd.	154,800	8,185,894
HSBC Holdings PLC	2,167,500	22,654,324
Itau Unibanco Holding SA (ADR)	517,780	11,820,918
Standard Chartered PLC	782,642	21,012,724

		86,102,810

Consumer Finance - 0.4%
Shriram Transport Finance Co., Ltd.	303,738	4,728,669

Diversified Financial Services - 0.9%
IG Group Holdings PLC	1,393,458	10,311,123

Insurance - 3.1%
Admiral Group PLC	606,153	17,198,421
AIA Group Ltd. (a)	2,900,400	10,247,601
Prudential PLC	732,900	8,917,143

		36,363,165

Real Estate Management & Development - 5.2%
CapitaLand Ltd.	1,302,000	3,263,060
China Overseas Land & Investment Ltd.	2,994,000	6,240,153
Hang Lung Group Ltd.	787,800	5,120,188
Hang Lung Properties Ltd.	7,209,000	30,010,738
Mitsubishi Estate Co., Ltd.	936,000	16,725,038

		61,359,177

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	365,300	5,552,673

		230,143,265

Industrials - 17.1%
Air Freight & Logistics - 0.7%
Kuehne & Nagel International AG	55,707	8,767,954

Commercial Services & Supplies - 2.9%
Aggreko PLC	410,600	12,634,602
Serco Group PLC	2,271,030	21,603,882

		34,238,484

Construction & Engineering - 2.3%
Larsen & Toubro Ltd.	473,000	17,249,930
Larsen & Toubro Ltd. (GDR) (b)	33,600	1,208,592
Samsung Engineering Co., Ltd.	35,803	8,213,314

		26,671,836

Company	Shares	U.S. $ Value
Electrical Equipment - 1.2%
Bharat Heavy Electricals Ltd.	176,700	7,638,888
Vestas Wind Systems A/S (a)	209,917	6,350,584

		13,989,472

Industrial Conglomerates - 0.7%
Keppel Corp. Ltd.	927,000	8,661,854

Machinery - 3.3%
Fanuc Corp.	147,700	22,797,624
Jain Irrigation Systems Ltd.	1,931,112	7,246,704
Komatsu Ltd.	286,200	8,594,951

		38,639,279

Professional Services - 4.5%
Capita Group PLC (The)	3,006,400	36,480,968
Experian PLC	903,800	11,918,612
Intertek Group PLC	140,320	4,730,900

		53,130,480

Road & Rail - 0.6%
DSV A/S	210,847	5,286,640
Globaltrans Investment PLC (Sponsored GDR) (b)	75,134	1,457,599

		6,744,239

Transportation Infrastructure - 0.9%
China Merchants Holdings International Co., Ltd.	2,424,000	10,654,746

		201,498,344

Consumer Staples - 14.4%
Beverages - 2.9%
Anheuser-Busch InBev NV	565,437	34,189,602

Food & Staples Retailing - 5.1%
Olam International Ltd.	13,431,000	32,457,435
Sugi Holdings Co., Ltd.	29,000	695,114
Tesco PLC	4,017,680	27,768,634

		60,921,183

Personal Products - 0.4%
Hypermarcas SA	461,200	4,340,878

Tobacco - 6.0%
British American Tobacco PLC	774,804	34,766,682
Imperial Tobacco Group PLC	493,100	17,688,200
Japan Tobacco, Inc.	4,681	18,117,512

		70,572,394

		170,024,057

Materials - 13.2%
Chemicals - 8.1%
Huabao International Holdings Ltd.	3,807,000	5,374,692
Israel Chemicals Ltd.	2,313,000	37,746,573
K&S AG	528,500	42,254,846
Potash Corp. of Saskatchewan, Inc.	186,900	10,578,540

		95,954,651

Company	Shares	U.S. $ Value
Metals & Mining - 5.1%
BHP Billiton PLC	146,300	5,801,798
Centamin Egypt Ltd. (a)	1,091,700	2,291,073
Newcrest Mining Ltd.	150,900	6,392,334
Rio Tinto PLC	492,200	34,297,603
Vale SA (Sponsored ADR)-Class B	330,700	10,668,382

		59,451,190

		155,405,841

Consumer Discretionary - 12.9%
Distributors - 2.6%
Li & Fung Ltd.	13,832,000	30,981,432

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	208,300	4,462,393

Hotels, Restaurants & Leisure - 0.7%
Ajisen China Holdings Ltd.	1,700,800	3,619,368
Shangri-La Asia Ltd.	1,850,333	4,859,202

		8,478,570

Household Durables - 0.4%
MRV Engenharia e Participacoes SA	564,800	5,208,582

Internet & Catalog Retail - 0.9%
Rakuten, Inc.	10,117	10,286,603

Multiline Retail - 0.3%
Don Quijote Co., Ltd.	98,400	3,440,500

Specialty Retail - 7.1%
Fast Retailing Co., Ltd.	72,700	10,626,076
Hennes & Mauritz AB-Class B	999,550	37,204,201
Inditex SA	331,063	30,170,403
Yamada Denki Co., Ltd.	65,670	5,141,745

		83,142,425

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	73,100	4,777,793
Trinity Ltd.	1,136,000	1,127,915

		5,905,708

		151,906,213

Energy - 10.5%
Energy Equipment & Services - 8.5%
AMEC PLC	1,532,021	29,252,626
Petrofac Ltd.	1,288,000	34,092,497
Saipem SpA	337,000	17,842,225
Technip SA	177,100	19,114,463

		100,301,811

Oil, Gas & Consumable Fuels - 2.0%
Afren PLC (a)	4,514,400	12,344,992
Petroleo Brasileiro SA (ADR)	318,200	11,019,266

		23,364,258

		123,666,069

Company	Shares	U.S. $ Value
Information Technology - 8.3%
Communications Equipment - 1.6%
HTC Corp.	446,000	19,050,219

Computers & Peripherals - 1.5%
Logitech International SA (a)	1,422,061	17,621,135

Internet Software & Services - 0.4%
Kakaku.com, Inc.	538	3,388,193
Telecity Group PLC (a)	209,876	1,875,950

		5,264,143

Semiconductors & Semiconductor Equipment - 0.9%
Trina Solar Ltd. (Sponsored ADR) (a)	447,300	10,265,535

Software - 3.9%
Aveva Group PLC	243,180	6,681,699
SAP AG	458,800	28,544,333
Temenos Group AG (a)	301,742	10,642,365

		45,868,397

		98,069,429

Health Care - 1.6%
Pharmaceuticals - 1.6%
Aspen Pharmacare Holdings Ltd. (a)	1,483,454	19,036,284

Total Common Stocks (cost $1,011,978,747)		1,149,749,502

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (cost $10,778,019)	10,778,019	10,778,019

Total Investments - 98.5% (cost $1,022,756,766) (d)		1,160,527,521
Other assets less liabilities - 1.5%		18,211,666

Net Assets - 100.0%		$1,178,739,187

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Norwegian Krone settling 6/15/11	288,266	$51,503,663	$53,494,535	$1,990,872
Swedish Krona settling 6/15/11	129,220	20,212,733	20,925,270	712,537
BNP Paribas SA:
Australian Dollar settling 6/15/11	4,464	4,582,966	4,758,555	175,589

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 6/15/11	68,219	$110,951,382	$112,202,465	$1,251,083
Citibank NA:
Euro settling 6/15/11	70,511	97,760,258	101,442,608	3,682,350
Swedish Krona settling 6/15/11	25,529	4,036,582	4,134,044	97,462
Credit Suisse London Branch (GFX):
Australian Dollar settling 6/15/11	30,948	30,381,651	32,990,085	2,608,434
Great British Pound settling 6/15/11	37,362	60,382,596	61,450,747	1,068,151
Deutsche Bank AG London:
Swedish Krona settling 6/15/11	59,854	9,438,461	9,692,471	254,010
Goldman Sachs International:
Japanese Yen settling 6/15/11	1,314,548	16,212,775	16,128,107	(84,668)
HSBC BankUSA:
Canadian Dollar settling 6/15/11	5,497	5,619,218	5,671,809	52,591
JP Morgan Chase Bank NA:
Euro settling 6/15/11	17,188	24,258,799	24,727,993	469,194
Royal Bank of Canada:
Swedish Krona settling 6/15/11	222,244	34,174,035	35,989,132	1,815,097
Royal Bank of Scotland PLC:
Canadian Dollar settling 6/15/11	1,926	2,016,959	1,987,248	(29,711)
Great British Pound settling 6/15/11	3,619	5,977,249	5,952,311	(24,938)
Japanese Yen settling 6/15/11	6,137,386	74,187,530	75,299,204	1,111,674
Swiss Franc settling 6/15/11	24,665	27,763,707	28,920,889	1,157,182
Sale Contracts
BNP Paribas SA:
Euro settling 6/15/11	31,853	45,168,765	45,826,203	(657,438)
Canadian Imperial Bank of Commerce:
Canadian Dollar settling 6/15/11	3,868	3,964,699	3,991,005	(26,306)
Citibank NA:
Euro settling 6/15/11	4,073	5,967,963	5,859,734	108,229
Deutsche Bank AG London:
Great British Pound settling 6/15/11	24,657	39,996,120	40,554,335	(558,215)
HSBC BankUSA:
Canadian Dollar settling 6/15/11	10,965	11,076,541	11,313,695	(237,154)
Great British Pound settling 6/15/11	4,744	7,585,229	7,802,643	(217,414)
Japanese Yen settling 6/15/11	485,981	5,898,758	5,962,470	(63,712)
Swiss Franc settling 6/15/11	13,020	14,044,550	15,266,572	(1,222,022)
Royal Bank of Scotland PLC:
Great British Pound settling 6/15/11	126,304	203,725,826	207,737,143	(4,011,317)
Standard Chartered Bank:
Japanese Yen settling 6/15/11	5,231,179	64,750,328	64,181,007	569,321
UBS AG:
Norwegian Krone settling 6/15/11	288,266	51,355,752	53,494,535	(2,138,783)
Swedish Krona settling 6/15/11	85,383	13,460,620	13,826,515	(365,895)
Swedish Krona settling 6/15/11	351,464	55,408,258	56,914,401	(1,506,143)
Swiss Franc settling 6/15/11	11,645	12,890,477	13,654,318	(763,841)
Westpac Banking Corp.:
Australian Dollar settling 6/15/11	35,412	37,444,295	37,748,640	(304,345)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $2,666,191 or 0.2% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $168,575,886 and gross unrealized depreciation of investments was $(30,805,131), resulting in net unrealized appreciation of $137,770,755.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

32.8%	United Kingdom
8.6%	Japan
7.6%	Hong Kong
6.1%	Germany
5.3%	Brazil
4.8%	Switzerland
4.5%	India
3.8%	Singapore
3.3%	Israel
3.2%	Sweden
2.9%	Belgium
2.6%	China
2.6%	Spain
11.0%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Australia, Canada, Denmark, France, Indonesia, Italy, Russia, South Africa, South Korea and Taiwan.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$33,937,634	$196,205,631	$—	$230,143,265
Industrials	2,666,191	198,832,153	—	201,498,344
Consumer Staples	4,340,878	165,683,179	—	170,024,057
Materials	26,621,614	128,784,227	—	155,405,841
Consumer Discretionary	40,652,407	111,253,806	—	151,906,213
Energy	11,019,266	112,646,803	—	123,666,069
Information Technology	10,265,535	87,803,894	—	98,069,429
Health Care	—	19,036,284	—	19,036,284
Short-Term Investments	10,778,019	—	—	10,778,019

Total Investments in Securities	140,281,544	1,020,245,977+	—	1,160,527,521
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	17,123,776	—	17,123,776
Liabilities
Forward Currency Exchange Contracts	—	(12,211,902)	—	(12,211,902)

Total	$140,281,544	$1,025,157,851	$—	$1,165,439,395

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 24.8%
Capital Markets - 0.9%
MF Global Holdings Ltd. (a)	659,400	$5,083,974

Commercial Banks - 6.5%
Associated Banc-Corp	244,600	3,446,414
CapitalSource, Inc.	1,174,000	7,595,780
Comerica, Inc.	196,000	7,077,560
Popular, Inc. (a)	1,885,866	5,469,012
Susquehanna Bancshares, Inc.	390,800	3,407,776
Umpqua Holdings Corp.	317,300	3,801,254
Webster Financial Corp.	171,700	3,581,662
Whitney Holding Corp./LA	346,100	4,648,123

		39,027,581

Insurance - 6.5%
Amtrust Financial Services, Inc.	212,775	4,836,376
Aspen Insurance Holdings Ltd.	221,100	5,938,746
Endurance Specialty Holdings Ltd.	148,300	6,022,463
PartnerRe Ltd.	68,000	5,089,120
Platinum Underwriters Holdings Ltd.	196,700	6,715,338
Reinsurance Group of America, Inc.-Class A	86,600	5,501,698
Unum Group	189,300	4,980,483

		39,084,224

Real Estate Investment Trusts (REITs) - 7.7%
BioMed Realty Trust, Inc.	378,300	7,751,367
BRE Properties, Inc.	148,975	7,600,704
Camden Property Trust	114,300	7,347,204
DiamondRock Hospitality Co.	585,500	6,733,250
Entertainment Properties Trust	162,100	7,874,818
Glimcher Realty Trust	352,386	3,608,433
Sunstone Hotel Investors, Inc. (a)	519,001	5,278,240

		46,194,016

Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc. (a)	228,600	4,382,262

Thrifts & Mortgage Finance - 2.4%
First Niagara Financial Group, Inc.	402,718	5,718,596
People’s United Financial, Inc.	281,200	3,754,020
Washington Federal, Inc.	315,250	5,009,322

		14,481,938

		148,253,995

Consumer Discretionary - 15.3%
Auto Components - 2.7%
Cooper Tire & Rubber Co.	210,200	5,078,432
Dana Holding Corp. (a)	300,400	5,443,248
TRW Automotive Holdings Corp. (a)	100,900	5,738,183

		16,259,863

Hotels, Restaurants & Leisure - 1.6%
Royal Caribbean Cruises Ltd. (a)	141,700	5,526,300

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	107,900	3,755,999

		9,282,299

Household Durables - 2.5%
American Greetings Corp.	333,575	8,005,800
NVR, Inc. (a)	9,590	7,154,140

		15,159,940

Media - 1.3%
Gannett Co., Inc.	344,200	4,908,292
Meredith Corp.	94,200	2,977,662

		7,885,954

Multiline Retail - 1.4%
Big Lots, Inc. (a)	85,400	2,853,214
Saks, Inc.(a)	492,100	5,565,651

		8,418,865

Specialty Retail - 4.7%
ANN, Inc. (a)	231,100	6,505,465
Foot Locker, Inc.	320,200	7,985,788
GameStop Corp.-Class A (a)	126,000	3,525,480
Office Depot, Inc. (a)	971,850	4,091,489
Signet Jewelers Ltd. (a)	125,824	5,789,162

		27,897,384

Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc. (The)	539,100	6,625,539

		91,529,844

Energy - 11.3%
Energy Equipment & Services - 3.3%
Bristow Group, Inc.	163,600	7,517,420
Helix Energy Solutions Group, Inc. (a)	317,300	5,559,096
Helmerich & Payne, Inc.	108,500	6,800,780

		19,877,296

Oil, Gas & Consumable Fuels - 8.0%
Forest Oil Corp. (a)	216,300	6,467,370
Petroleum Development Corp. (a)	119,900	4,358,365
Quicksilver Resources, Inc. (a)	375,600	5,367,324
Southern Union Co.	274,100	8,313,453
Stone Energy Corp. (a)	225,700	7,281,082
Swift Energy Co. (a)	179,100	7,026,093
Teekay Corp.	104,200	3,495,910
Tesoro Corp. (a)	237,800	5,802,320

		48,111,917

		67,989,213

Information Technology - 9.9%
Communications Equipment - 0.1%
Arris Group, Inc. (a)	52,400	591,596

Company	Shares	U.S. $ Value
Computers & Peripherals - 0.6%
NCR Corp. (a)	192,200	3,751,744

Electronic Equipment, Instruments & Components - 5.5%
Anixter International, Inc.	50,500	3,418,345
Arrow Electronics, Inc. (a)	140,800	6,283,904
AU Optronics Corp. (Sponsored ADR) (a)	614,424	5,007,556
Avnet, Inc.(a)	162,800	5,893,360
Flextronics International Ltd. (a)	759,300	5,497,332
Insight Enterprises, Inc. (a)	414,700	6,954,519

		33,055,016

IT Services - 2.0%
Amdocs Ltd. (a)	180,700	5,500,508
Convergys Corp. (a)	492,600	6,295,428

		11,795,936

Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. (a)	441,125	4,049,527

Software - 1.0%
Take-Two Interactive Software, Inc. (a)	372,600	6,106,914

		59,350,733

Utilities - 9.6%
Electric Utilities - 4.6%
NV Energy, Inc.	489,800	7,724,146
Pepco Holdings, Inc.	183,600	3,666,492
PNM Resources, Inc.	50,922	841,741
Portland General Electric Co.	299,525	7,778,664
Unisource Energy Corp.	193,700	7,339,293

		27,350,336

Gas Utilities - 2.4%
Atmos Energy Corp.	202,762	6,762,113
UGI Corp.	237,700	7,791,806

		14,553,919

Multi-Utilities - 2.6%
CMS Energy Corp.	376,300	7,503,422
NiSource, Inc.	391,000	7,937,300

		15,440,722

		57,344,977

Industrials - 8.5%
Airlines - 0.7%
Alaska Air Group, Inc. (a)	58,300	3,937,582

Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	122,300	5,178,182

Construction & Engineering - 0.8%
Tutor Perini Corp.	234,200	4,754,260

Electrical Equipment - 2.4%
EnerSys (a)	107,500	3,848,500

Company	Shares	U.S. $ Value
General Cable Corp. (a)	133,500	5,573,625
Thomas & Betts Corp. (a)	96,250	5,269,687

		14,691,812

Machinery - 1.7%
Briggs & Stratton Corp.	235,400	4,908,090
Mueller Industries, Inc.	141,400	5,257,252

		10,165,342

Professional Services - 0.2%
Kelly Services, Inc.-Class A (a)	59,500	1,048,985

Trading Companies & Distributors - 1.8%
Aircastle Ltd.	590,100	7,399,854
WESCO International, Inc.(a)	62,700	3,486,120

		10,885,974

		50,662,137

Health Care - 6.3%
Health Care Equipment & Supplies - 1.2%
Kinetic Concepts, Inc. (a)	123,700	7,340,358

Health Care Providers & Services - 4.0%
AMERIGROUP Corp. (a)	63,700	4,516,967
Health Net, Inc. (a)	266,800	8,561,612
LifePoint Hospitals, Inc. (a)	169,878	7,134,876
Molina Healthcare, Inc. (a)	133,538	3,629,549

		23,843,004

Pharmaceuticals - 1.1%
Par Pharmaceutical Cos., Inc.(a)	197,200	6,775,792

		37,959,154

Materials - 6.1%
Chemicals - 3.1%
Arch Chemicals, Inc.	160,455	5,800,448
Huntsman Corp.	276,200	5,233,990
OM Group, Inc. (a)	42,269	1,575,789
PolyOne Corp.	386,800	5,890,964

		18,501,191

Metals & Mining - 3.0%
Commercial Metals Co.	450,900	6,713,901
Reliance Steel & Aluminum Co.	130,500	6,722,055
Steel Dynamics, Inc.	273,800	4,681,980

		18,117,936

		36,619,127

Consumer Staples - 5.6%
Beverages - 1.3%
Constellation Brands, Inc.-Class A (a)	352,694	7,745,160

Food Products - 4.3%
Bunge Ltd.	71,800	5,345,510
Dole Food Co., Inc. (a)	413,800	5,549,058

Company	Shares	U.S. $ Value
Smithfield Foods, Inc. (a)	362,300	7,590,185
Tyson Foods, Inc.-Class A	375,900	7,149,618

		25,634,371

		33,379,531

Total Common Stocks (cost $475,871,673)		583,088,711

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $18,310,925)	18,310,925	18,310,925

Total Investments - 100.4% (cost $494,182,598) (c)		601,399,636
Other assets less liabilities - (0.4)%		(2,631,925)

Net Assets - 100.0%		$598,767,711

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,574,906 and gross unrealized depreciation of investments was $(10,357,868), resulting in net unrealized appreciation of $107,217,038.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$583,088,711	$—	$—	$583,088,711
Short-Term Investments	18,310,925	—	—	18,310,925

Total Investments in Securities	601,399,636	—	—	601,399,636
Other Financial Instruments*	—	—	—	—

Total	$601,399,636	$—	$—	$601,399,636

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Industrials - 23.6%
Aerospace & Defense - 1.3%
Hexcel Corp.(a)	368,525	$7,617,412

Air Freight & Logistics - 2.1%
Atlas Air Worldwide Holdings, Inc.(a)	97,624	6,178,623
Expeditors International of Washington, Inc.	124,630	6,582,957

		12,761,580

Building Products - 0.9%
Simpson Manufacturing Co., Inc.	188,890	5,292,698

Electrical Equipment - 1.6%
AMETEK, Inc.	220,050	9,569,974

Machinery - 9.5%
Actuant Corp.-Class A	286,050	7,191,297
Gardner Denver, Inc.	96,290	8,067,176
IDEX Corp.	184,535	8,366,817
Joy Global, Inc.	106,425	9,541,001
Lincoln Electric Holdings, Inc.	121,310	9,055,791
Middleby Corp.(a)	96,180	8,276,289
Valmont Industries, Inc.	66,280	6,642,582

		57,140,953

Marine - 1.3%
Kirby Corp.(a)	134,978	7,757,186

Professional Services - 2.2%
Manpower, Inc.	109,800	6,712,074
Robert Half International, Inc.	249,100	6,867,687

		13,579,761

Road & Rail - 2.0%
Genesee & Wyoming, Inc.-Class A(a)	121,470	7,209,244
Knight Transportation, Inc.	279,460	4,778,766

		11,988,010

Trading Companies & Distributors - 2.7%
MSC Industrial Direct Co.-Class A	138,880	9,653,549
United Rentals, Inc.(a)	249,600	6,824,064

		16,477,613

		142,185,187

Information Technology - 22.0%
Communications Equipment - 4.5%
ADTRAN, Inc.	166,153	7,121,318
Aruba Networks, Inc.(a)	194,808	5,536,443
Polycom, Inc.(a)	152,600	8,760,766
Riverbed Technology, Inc.(a)	150,262	5,697,935

		27,116,462

Electronic Equipment, Instruments & Components - 0.7%
Universal Display Corp.(a)	85,643	4,086,884

Company	Shares	U.S. $ Value
Internet Software & Services - 0.4%
WebMD Health Corp.-Class A(a)	52,760	2,515,597

IT Services - 2.4%
Alliance Data Systems Corp.(a)	90,220	8,474,364
VeriFone Systems, Inc.(a)	120,284	5,789,269

		14,263,633

Semiconductors & Semiconductor Equipment - 5.0%
Fairchild Semiconductor International, Inc.(a)	348,984	6,295,671
Hittite Microwave Corp.(a)	74,910	4,750,792
International Rectifier Corp.(a)	227,480	6,546,875
Netlogic Microsystems, Inc.(a)	162,238	6,216,960
Teradyne, Inc.(a)	401,230	6,423,692

		30,233,990

Software - 9.0%
Aspen Technology, Inc.(a)	458,652	7,590,691
Concur Technologies, Inc.(a)	72,020	3,598,839
Fortinet, Inc.(a)	146,916	7,123,957
Informatica Corp.(a)	141,240	8,285,139
MICROS Systems, Inc.(a)	153,890	7,857,623
Red Hat, Inc.(a)	124,020	5,407,272
SuccessFactors, Inc.(a)	198,353	6,956,240
TIBCO Software, Inc.(a)	270,270	7,591,884

		54,411,645

		132,628,211

Consumer Discretionary - 18.3%
Distributors - 1.5%
LKQ Corp.(a)	338,280	8,994,865

Hotels, Restaurants & Leisure - 6.0%
Chipotle Mexican Grill, Inc.-Class A(a)	25,100	7,255,657
Life Time Fitness, Inc.(a)	121,310	4,462,995
Orient-Express Hotels Ltd.-Class A(a)	662,950	7,749,886
Panera Bread Co.-Class A(a)	62,580	7,824,377
Wyndham Worldwide Corp.	252,870	8,802,405

		36,095,320

Household Durables - 1.4%
Tempur-Pedic International, Inc.(a)	128,680	8,369,347

Internet & Catalog Retail - 2.1%
NetFlix, Inc.(a)	15,840	4,289,472
Shutterfly, Inc.(a)	141,220	8,560,756

		12,850,228

Media - 1.4%
National CineMedia, Inc.	453,600	8,078,616

Multiline Retail - 1.6%
Dollar Tree, Inc.(a)	154,980	9,878,425

Company	Shares	U.S. $ Value
Specialty Retail – 4.3%
CarMax, Inc.(a)	283,970	8,422,550
Dick’s Sporting Goods, Inc.(a)	205,850	8,180,479
Ulta Salon Cosmetics & Fragrance, Inc.(a)	160,940	9,009,422

		25,612,451

		109,879,252

Health Care – 16.0%
Biotechnology – 4.7%
Alexion Pharmaceuticals, Inc.(a)	133,020	6,307,808
Amarin Corp. PLC (ADR)(a)	259,200	4,942,944
Human Genome Sciences, Inc.(a)	161,802	4,428,521
InterMune, Inc.(a)	98,700	3,671,640
Ironwood Pharmaceuticals, Inc.(a)	123,640	1,869,437
Pharmasset, Inc.(a)	25,373	2,593,120
United Therapeutics Corp.(a)	75,700	4,887,949

		28,701,419

Health Care Equipment & Supplies – 3.3%
NxStage Medical, Inc.(a)	274,490	5,163,157
Sirona Dental Systems, Inc.(a)	131,734	7,121,540
Volcano Corp.(a)	236,010	7,417,794

		19,702,491

Health Care Providers & Services – 4.2%
Centene Corp.(a)	210,790	7,335,492
Healthspring, Inc.(a)	195,390	8,567,852
HMS Holdings Corp.(a)	119,635	9,338,708

		25,242,052

Health Care Technology – 1.6%
SXC Health Solutions Corp.(a)	162,889	9,600,678

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	73,380	5,289,230

Pharmaceuticals – 1.3%
Impax Laboratories, Inc.(a)	208,716	5,604,025
Salix Pharmaceuticals Ltd.(a)	52,140	2,087,164

		7,691,189

		96,227,059

Financials – 7.1%
Capital Markets – 4.2%
Affiliated Managers Group, Inc.(a)	66,800	7,062,764
Greenhill & Co., Inc.	69,310	3,857,795
Lazard Ltd.-Class A	192,240	7,487,748
Stifel Financial Corp.(a)	169,031	6,806,878

		25,215,185

Commercial Banks – 0.9%
Iberiabank Corp.	93,762	5,508,518

Company	Shares	U.S. $ Value
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	79,400	7,713,710

Thrifts & Mortgage Finance - 0.7%
BankUnited, Inc.	140,081	3,972,697

		42,410,110

Energy - 5.8%
Energy Equipment & Services - 3.0%
FMC Technologies, Inc.(a)	135,280	6,037,546
Oceaneering International, Inc.(a)	59,130	4,819,095
Oil States International, Inc.(a)	92,710	7,328,726

		18,185,367

Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc.(a)	62,230	5,887,580
Range Resources Corp.	84,470	4,723,563
SM Energy Co.	90,533	6,019,539

		16,630,682

		34,816,049

Consumer Staples - 1.6%
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc.(a)	118,888	9,792,805

Materials - 1.6%
Chemicals - 1.6%
Solutia, Inc.(a)	383,490	9,575,745

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
tw telecom, Inc.(a)	390,700	8,478,190

Total Common Stocks (cost $399,933,292)		585,992,608

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(b) (cost $11,980,774)	11,980,774	11,980,774

Total Investments - 99.4% (cost $411,914,066)(c)		597,973,382
Other assets less liabilities - 0.6%		3,545,638

Net Assets - 100.0%		$601,519,020

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $189,259,658 and gross unrealized depreciation of investments was $(3,200,342), resulting in net unrealized appreciation of $186,059,316.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$585,992,608	$—	$—	$585,992,608
Short-Term Investments	11,980,774	—	—	11,980,774

Total Investments in Securities	597,973,382	—	—	597,973,382
Other Financial Instruments*	—	—	—	—

Total	$597,973,382	$—	$—	$597,973,382

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.4%
New Zealand - 3.1%
New Zealand Government Bond
Series 413
6.50%, 4/15/13	NZD	47,835	$41,732,293

United States - 36.3%
U.S. Treasury Notes
0.75%, 5/31/12	U.S.$	128,140	128,806,328
1.375%, 11/15/12-1/15/13		197,373	200,483,416
1.75%, 8/15/12		91,037	92,679,945
2.875%, 1/31/13		62,885	65,533,024

			487,502,713

Total Governments - Treasuries (cost $523,979,583)			529,235,006

CORPORATES - INVESTMENT GRADES - 17.3%
Industrial - 11.0%
Capital Goods - 1.4%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		6,725	6,758,928
General Dynamics Corp.
5.25%, 2/01/14		4,560	5,070,670
John Deere Capital Corp.
1.60%, 3/03/14		3,605	3,654,270
5.25%, 10/01/12		2,735	2,896,824

			18,380,692

Communications - Telecommunications - 1.6%
AT&T, Inc.
4.95%, 1/15/13		2,875	3,058,313
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 2/01/14		5,900	6,516,857
New Cingular Wireless Services, Inc.
8.125%, 5/01/12		5,160	5,506,566
Verizon Communications, Inc.
1.95%, 3/28/14		4,220	4,302,147
Verizon Global Funding Corp.
7.375%, 9/01/12		2,142	2,315,868

			21,699,751

Consumer Cyclical - Automotive - 0.7%
American Honda Finance Corp.
2.375%, 3/18/13 (a)		6,114	6,235,503
Toyota Motor Credit Corp.
1.375%, 8/12/13		3,065	3,085,168

			9,320,671

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13		3,624	3,942,734

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	3,595	3,815,359

Consumer Cyclical - Retailers - 0.7%
Costco Wholesale Corp.
5.30%, 3/15/12	2,740	2,849,430
Wal-Mart Stores, Inc.
1.625%, 4/15/14	2,810	2,846,932
4.55%, 5/01/13	3,500	3,758,282

		9,454,644

Consumer Non-Cyclical - 2.5%
Abbott Laboratories
5.15%, 11/30/12	2,717	2,901,949
Avon Products, Inc.
5.625%, 3/01/14	2,450	2,699,733
Baxter International, Inc.
1.80%, 3/15/13	2,021	2,056,750
Bottling Group LLC
5.00%, 11/15/13	3,599	3,944,562
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	2,844	3,066,088
Merck & Co., Inc.
5.30%, 12/01/13	2,810	3,099,972
PepsiCo, Inc.
4.65%, 2/15/13	2,802	2,988,058
Pfizer, Inc.
4.45%, 3/15/12	6,003	6,195,108
Procter & Gamble Co. (The)
1.375%, 8/01/12	3,132	3,160,376
Sanofi
1.625%, 3/28/14	3,295	3,338,741

		33,451,337

Energy - 1.0%
Apache Corp.
5.25%, 4/15/13	2,890	3,126,223
BP Capital Markets PLC
5.25%, 11/07/13	2,975	3,230,543
Chevron Corp.
3.95%, 3/03/14	3,665	3,960,839
ConocoPhillips
4.75%, 2/01/14	3,650	3,997,790

		14,315,395

Technology - 2.3%
Cisco Systems, Inc.
1.625%, 3/14/14	6,610	6,699,169
Hewlett-Packard Co.
2.95%, 8/15/12	1,408	1,446,651
International Business Machines Corp.
2.10%, 5/06/13	6,055	6,214,773
Microsoft Corp.
0.875%, 9/27/13	3,060	3,069,786
2.95%, 6/01/14	3,045	3,205,758
Oracle Corp.
4.95%, 4/15/13	2,885	3,108,175

	Principal Amount (000)	U.S. $ Value
Texas Instruments, Inc.
1.375%, 5/15/14	6,730	6,759,767

		30,504,079

Transportation - Services - 0.2%
United Parcel Service, Inc.
3.875%, 4/01/14	3,095	3,345,946

		148,230,608

Financial Institutions - 6.1%
Banking - 4.4%
Bank of America Corp.
3.70%, 9/01/15	3,275	3,356,908
Bank of Montreal
1.75%, 4/29/14	6,685	6,756,135
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14	1,785	1,936,932
BNP Paribas
1.19%, 1/10/14 (b)	3,104	3,117,692
Citigroup, Inc.
4.587%, 12/15/15	3,140	3,339,368
Goldman Sachs Group, Inc. (The)
3.70%, 8/01/15	3,240	3,289,660
JPMorgan Chase & Co.
1.023%, 5/02/14 (b)	3,345	3,347,987
3.45%, 3/01/16	3,280	3,349,434
Morgan Stanley
1.253%, 4/29/13 (b)	3,340	3,339,145
National Australia Bank Ltd.
1.70%, 12/10/13 (a)	3,130	3,131,919
Royal Bank of Canada
5.65%, 7/20/11	4,960	4,993,058
Societe Generale
1.326%, 4/11/14 (a)(b)	3,315	3,303,974
State Street Corp.
4.30%, 5/30/14	3,015	3,267,612
UnionBanCal Corp.
5.25%, 12/16/13	5,212	5,629,836
US Bancorp
2.45%, 7/27/15	3,300	3,333,815
Wells Fargo & Co.
3.625%, 4/15/15	3,145	3,319,623

		58,813,098

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	6,461	6,526,889

Insurance - 1.0%
Berkshire Hathaway Finance Corp
1.50%, 1/10/14	5,705	5,788,379
Metropolitan Life Global Funding
I 2.875%, 9/17/12 (a)	7,700	7,894,055

		13,682,434

	Principal Amount (000)	U.S. $ Value
Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	3,130	3,189,479

		82,211,900

Utility - 0.2%
Electric - 0.2%
Southern Co.
4.15%, 5/15/14	2,001	2,148,940

Total Corporates - Investment Grades (cost $227,338,058)		232,591,448

ASSET-BACKED SECURITIES - 16.3%
Autos - Fixed Rate - 8.6%
Ally Auto Receivables Trust
Series 2011-1, Class A2
0.81%, 10/15/13	4,618	4,621,902
Series 2011-2, Class A2
0.67%, 10/15/13	3,585	3,586,511
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)	8,610	8,894,294
Series 2009-3A, Class A4
2.67%, 12/15/16 (a)	12,380	12,769,570
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13	5,475	5,479,493
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 9/15/15	4,233	4,261,271
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	4,039	4,087,758
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12 (a)	6,220	6,226,395
Ford Credit Auto Owner Trust
Series 2011-A, Class A
3 0.97%, 1/15/15	6,545	6,557,598
Harley-Davidson Motorcycle Trust
Series 2010-1, Class A2
0.83%, 11/15/13	2,905	2,906,839
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (a)	6,540	6,547,727
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16	7,560	7,766,168
MMCA Automobile Trust
Series 2011-A, Class A2
0.75%, 10/15/13 (a)	3,920	3,923,350
Nissan Auto Lease Trust
Series 2009-B, Class A4
2.65%, 1/15/15	10,555	10,646,840
Series 2010-B, Class A2

	Principal Amount (000)	U.S. $ Value
0.90%, 5/15/13	4,475	4,480,258
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14	3,628	3,635,685
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13	6,225	6,233,148
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15	6,595	6,635,365
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13	6,330	6,332,729

		115,592,901

Autos - Floating Rate - 2.9%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.348%, 9/15/14 (a)(b)	4,360	4,396,978
CNH Wholesale Master Note Trust
Series 2009-1A, Class A
1.898%, 7/15/15 (a)(b)	14,000	14,161,375
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.848%, 12/15/14 (a)(b)	6,070	6,178,533
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.748%, 10/20/14 (a)(b)	5,438	5,504,857
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.448%, 11/17/14 (a)(b)	3,765	3,795,617
Wheels SPV LLC
Series 2009-1, Class A
1.748%, 3/15/18 (a)(b)	5,181	5,205,966

		39,243,326

Credit Cards - Floating Rate - 2.6%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.258%, 7/15/16 (b)	6,000	5,976,156
Chase Issuance Trust
Series 2009-A2, Class A2
1.748%, 4/15/14 (b)	13,000	13,165,118
Discover Card Master Trust
Series 2009-A1, Class A1
1.498%, 12/15/14 (b)	3,835	3,881,218
Series 2009-A2, Class A
1.498%, 2/17/15 (b)	1,320	1,334,431
Series 2010-A1, Class A1
0.848%, 9/15/15 (b)	7,206	7,265,726

	Principal Amount (000)	U.S. $ Value
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.258%, 6/15/15 (b)	3,130	3,124,664

		34,747,313

Other ABS - Fixed Rate - 1.1%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	5,261	5,276,883
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13 (a)	3,910	3,916,955
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	1,060	1,067,061
Series 2011-A, Class A2
0.64%, 6/16/14	3,915	3,917,585

		14,178,484

Home Equity Loans - Floating Rate - 0.8%
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.094%, 5/25/37 (b)(c)	1,084	8,076
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
3.379%, 12/25/32 (b)	2,180	1,775,648
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.476%, 1/20/36 (b)	1,067	936,150
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.394%, 6/25/37 (a)(b)	3,311	1,402,416
Lehman XS Trust
Series 2005-2, Class 1M1
0.694%, 8/25/35 (b)(c)	5,000	155,409
Series 2006-1, Class 1M1
0.644%, 2/25/36 (b)(c)	4,000	168,575
Novastar Home Equity Loan
Series 2007-2, Class M1
0.494%, 9/25/37 (b)(c)	4,935	713,660
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
0.294%, 7/25/36 (b)	1,880	1,321,493
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(d)	122	121,626
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.324%, 7/25/37 (b)	4,185	2,920,090

	Principal Amount (000)	U.S. $ Value
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
0.644%, 6/25/36 (b)	2,000	1,313,582

		10,836,725

Home Equity Loans - Fixed Rate - 0.3%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,166	2,045,366
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	1,129	982,949
Series 2005-CB4, Class AF2
4.751%, 8/25/35	49	48,473
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	2,281	401,698
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)	35	0
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (a)(c)(g)	8,282	1,076,042

		4,554,528

Total Asset-Backed Securities (cost $239,741,861)		219,153,277

MORTGAGE PASS-THRU’S - 13.1%
Agency Fixed Rate 30-Year - 8.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37-9/01/37	1,718	1,890,204
Federal National Mortgage Association
6.00%, 2/01/40-4/01/40	17,714	19,482,653
Series 2008
6.00%, 5/01/38-8/01/38	61,511	67,649,505
Series 2010
6.00%, 4/01/40	26,571	29,217,227

		118,239,589

Agency ARMs - 4.0%
Federal Home Loan Mortgage Corp.
Series 2005
2.618%, 5/01/35 (d)	3,660	3,841,387
Series 2007
5.856%, 11/01/36 (b)	2,845	2,987,598
6.067%, 1/01/37 (b)	2,445	2,582,385
Federal National Mortgage Association
2.522%, 1/01/36 (d)	1,787	1,884,690
Series 2003
2.685%, 12/01/33 (d)	970	1,017,591
Series 2005

	Principal Amount (000)	U.S. $ Value
2.442%, 2/01/35 (b)	5,053	5,291,154
3.097%, 10/01/35 (d)	3,053	3,216,946
Series 2006
2.568%, 5/01/36 (b)	3,637	3,817,256
2.688%, 1/01/36 (d)	8,818	9,290,004
5.616%, 7/01/36 (d)	2,807	2,965,560
5.742%, 11/01/36 (b)	3,366	3,536,675
Series 2007
2.865%, 11/01/35 (b)	5,017	5,269,168
5.472%, 2/01/37 (b)	3,388	3,609,998
6.284%, 1/01/37 (b)	1,412	1,470,546
Series 2009
3.20%, 7/01/38 (d)	2,289	2,420,978

		53,201,936

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13-12/01/13	11	12,309
Series 2001
6.00%, 11/01/16	84	92,114
Series 2002
6.00%, 12/01/17	60	65,221
Series 2005
6.00%, 6/01/17-6/01/20	153	167,147
Series 2006
6.00%, 5/01/21-1/01/22	2,838	3,107,773
Series 2007
6.00%, 2/01/22	901	986,126

		4,430,690

Total Mortgage Pass-Thru’s (cost $171,432,379)		175,872,215

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
Non-Agency Fixed Rate CMBS - 2.5%
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.742%, 11/10/46 (a)	6,444	6,669,224
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	6,044,386
Series 2011-C3, Class A1
1.875%, 2/16/46 (a)	6,440	6,491,668
Series 2011-C4, Class A1
1.525%, 7/15/46 (a)	3,052	3,056,668
Morgan Stanley Capital I
Series 2011-C1, Class A1
2.602%, 9/15/47 (a)	2,983	3,052,041
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	5,616	5,604,572

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)	3,030	3,086,158

		34,004,717

Non-Agency Floating Rate CMBS - 1.6%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.508%, 3/15/22 (a)(b)	2,500	2,483,652
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D
0.538%, 11/15/17 (a)(b)	831	800,511
Series 2007-FL14, Class C
0.498%, 6/15/22 (a)(b)	3,317	3,051,233
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.668%, 10/15/21 (a)(b)	4,900	4,612,749
Series 2007-TFLA, Class A2
0.318%, 2/15/22 (a)(b)	8,000	7,435,179
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.598%, 9/15/21 (a)(b)	2,600	1,638,809
Series 2007-WHL8, Class E
0.598%, 6/15/20 (a)(b)	2,725	2,263,646

		22,285,779

Agency CMBS - 1.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	12,094	12,142,879
Series K009, Class A1
2.757%, 5/25/20	3,434	3,468,888
Series K010, Class A1
3.32%, 7/25/20	3,991	4,120,804

		19,732,571

Total Commercial Mortgage-Backed Securities (cost $78,192,536)		76,023,067

AGENCIES - 4.9%
Agency Debentures - 4.9%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	8,760	8,907,720
Citibank NA - FDIC Insured
1.875%, 5/07/12	18,659	18,942,971
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12	13,670	14,082,438
JPMorgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	10,565	10,721,742
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	6,000	6,095,940
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	7,493	7,604,878

	Principal Amount (000)	U.S. $ Value

Total Agencies (cost $65,163,338)		66,355,689

CMOs - 1.4%
Non-Agency Floating Rate - 0.7%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
0.664%, 2/25/36 (b)(c)	2,028	7,043
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.145%, 11/25/46 (b)	1,887	932,689
Homebanc Mortgage Trust
Series 2005-4, Class A2
0.524%, 10/25/35 (b)	2,811	2,065,905
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.69%, 2/25/42 (a)(b)	3,106	2,969,666
Sequoia Mortgage Trust
Series 2007-3, Class 1A
1 0.396%, 7/20/36 (b)	2,690	2,091,559
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.424%, 5/25/35 (b)(c)	118	94,256
WaMu Mortgage Pass Through Certificates
Series 2006-AR4, Class 1A1B
1.235%, 5/25/46 (b)	1,064	632,267
Series 2006-AR9, Class 1AB2
0.414%, 8/25/46 (b)	2,154	745,849

		9,539,234

Agency Floating Rate - 0.6%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.474%, 10/25/33 (b)	150	140,422
Freddie Mac Reference REMICs
Series R008, Class FK
0.598%, 7/15/23 (b)	497	497,581
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.764%, 12/08/20 (b)	8,658	8,702,405

		9,340,408

Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	699	679,204

Total CMOs (cost $25,858,849)		19,558,846

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Netherlands - 0.5%
Achmea Hypotheekbank NV
0.623%, 11/03/14 (a)(b)		6,456	6,423,655

		Shares
SHORT - TERM INVESTMENTS - 1.3%
Investment Companies - 0.3%
AllianceBernstein Fixed - Income Shares, Inc.- Government STIF Portfolio, 0.09% (h)		3,719,843	3,719,843

		Principal Amount (000)
Certificates of Deposit - 1.0%
Royal Bank of Canada NY 2.25%, 3/15/13	U.S.$	12,810	13,176,379

Total Short - Term Investments (cost $16,525,614)			16,896,222

Total Investments - 99.8% (cost $1,354,686,189) (i)			1,342,109,425
Other assets less liabilities - 0.2% (j)			2,450,697

Net Assets - 100.0%			$1,344,560,122

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,508	September 2011	$329,950,113	$330,534,750	$584,637
U.S. T - Note 5 Yr Futures	172	September 2011	20,362,183	20,492,188	130,005
Sold Contracts
U.S. T - Note 10 Yr Futures	377	September 2011	45,792,992	46,223,734	(430,742)

					$283,900

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 7/25/11	64,697	$66,166,823	$66,689,364	$522,541

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 7/25/11	509	$524,739	$524,604	$135
Canadian Dollar settling 7/25/11	64,188	65,535,047	66,164,062	(629,015)
New Zealand Dollar settling 6/10/11	514	422,501	423,462	(961)
New Zealand Dollar settling 6/10/11	50,561	39,766,953	41,673,088	(1,906,135)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $158,722,011 or 11.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.
(c)	Illiquid security.
(d)	Variable rate coupon, rate shown as of May 31, 2011.
(e)	Fair valued.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(g)	IO - Interest Only
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,508,860 and gross unrealized depreciation of investments was $(31,085,624), resulting in net unrealized depreciation of $(12,576,764).
(j)	An amount of U.S. $955,816 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Currency Abbreviations:

NZD	-	New Zealand Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$529,235,006	$—	$529,235,006
Corporates - Investment Grades	—	232,591,448	—	232,591,448
Asset-Backed Securities	—	189,583,540	29,569,737	219,153,277
Mortgage Pass-Thru’s	—	175,872,215	—	175,872,215
Commercial Mortgage-Backed Securities	—	48,046,131	27,976,936	76,023,067
Agencies	—	66,355,689	—	66,355,689
CMOs	—	638,003	18,920,843	19,558,846
Governments - Sovereign Agencies	—	6,423,655	—	6,423,655
Short-Term Investments
Investment Companies	3,719,843	—	—	3,719,843
Certificates of Deposit	—	13,176,379	—	13,176,379

Total Investments in Securities	3,719,843	1,261,922,066	76,467,516	1,342,109,425
Other Financial Instruments* :
Assets
Futures Contracts	714,642	—	—	714,642
Forward Currency Exchange Contracts	—	522,676	—	522,676
Liabilities
Futures Contracts	(430,742)	—	—	(430,742)
Forward Currency Exchange Contracts	—	(2,536,111)	—	(2,536,111)

Total	$4,003,743	$1,259,908,631	$76,467,516	$1,340,379,890

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	CMOs
Balance as of 8/31/10	$37,026,985	$18,158,640	$11,137,158
Accrued discounts/(premiums)	5,951	(20)	(24)
Realized gain (loss)	(2,112,054)	—	(65,367)
Change in unrealized appreciation/depreciation	4,237,068	3,932,076	3,391,908
Purchases	13,084,425	6,599,987	9,020,000
Sales	(8,511,263)	(713,747)	(4,422,410)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(14,161,375)	—	(140,422)

Balance as of 5/31/11	$29,569,737	$27,976,936	$18,920,843

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$2,024,227	$3,932,075	$3,276,311

	TALF Loans	Total
Balance as of 8/31/10	$(30,844,820)	$35,477,963
Accrued discounts/(premiums)	—	5,907
Realized gain (loss)	—	(2,177,421)
Change in unrealized appreciation/depreciation	—	11,561,052
Purchases	30,844,820	59,549,232
Sales	—	(13,647,420)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(14,301,797)

Balance as of 5/31/11	$—	$76,467,516

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$—	$9,232,613

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.5%
Financial Institutions - 13.2%
Banking - 6.8%
American Express Co.
7.25%, 5/20/14	U.S.$	1,900	$2,185,754
Bank of America Corp.
5.625%, 7/01/20		1,710	1,795,784
7.625%, 6/01/19		1,700	2,020,685
Series L
5.65%, 5/01/18		5,630	6,013,881
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11		170	170,382
BankAmerica Capital II
Series 2
8.00%, 12/15/26		1,950	2,001,187
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		5,410	5,932,579
Citigroup, Inc.
5.50%, 4/11/13		2,900	3,101,811
6.50%, 8/19/13		2,770	3,045,535
8.50%, 5/22/19		2,750	3,453,488
Compass Bank
5.50%, 4/01/20		4,989	5,105,758
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		2,700	2,901,612
7.50%, 2/15/19		2,855	3,346,557
JPMorgan Chase & Co.
4.40%, 7/22/20		3,955	3,919,183
4.625%, 5/10/21		857	860,064
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)		3,820	3,946,931
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		3,700	4,024,738
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		3,420	3,518,503
Morgan Stanley
5.45%, 1/09/17		1,615	1,740,952
5.50%, 7/24/20		5,325	5,478,717
6.60%, 4/01/12		960	1,008,278
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	3,658,732
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		2,740	2,885,083
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)		3,400	3,417,252
Shinhan Bank
4.125%, 10/04/16 (a)		2,550	2,597,234
Societe Generale
2.50%, 1/15/14 (a)		1,670	1,698,659
5.20%, 4/15/21 (a)		1,680	1,692,791
SouthTrust Corp.
5.80%, 6/15/14		3,315	3,665,528
Standard Chartered PLC
6.409%, 1/30/17 (a)		4,800	4,680,576

	Principal Amount (000)	U.S. $ Value
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,109,174
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	1,580	1,636,047
Union Bank NA
5.95%, 5/11/16	1,005	1,112,907
Wachovia Corp.
5.50%, 5/01/13	1,225	1,324,112

		96,050,474

Brokerage - 0.3%
Jefferies Group, Inc.
5.125%, 4/13/18	2,141	2,165,962
6.875%, 4/15/21	1,330	1,462,522

		3,628,484

Finance - 0.9%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,983,900
Series A
4.375%, 11/21/11	2,713	2,765,122
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,218,810
SLM Corp.
Series A
5.375%, 5/15/14	4,650	4,872,762

		12,840,594

Insurance - 4.3%
Aetna, Inc.
6.00%, 6/15/16	1,010	1,164,021
Aflac, Inc.
3.45%, 8/15/15	555	572,775
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	2,088,186
Allstate Corp. (The)
7.45%, 5/16/19	3,420	4,158,036
AON Corp.
3.125%, 5/27/16	2,260	2,270,941
Assurant, Inc.
5.625%, 2/15/14	1,028	1,104,331
CIGNA Corp.
5.125%, 6/15/20	1,155	1,236,132
Coventry Health Care, Inc.
5.95%, 3/15/17	665	719,440
6.125%, 1/15/15	260	280,838
6.30%, 8/15/14	2,060	2,218,853
Genworth Financial, Inc.
6.515%, 5/22/18	4,100	4,206,907
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	1,605	1,971,693
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	685	712,304
5.50%, 3/30/20	3,221	3,406,794
Humana, Inc.
6.30%, 8/01/18	1,514	1,708,208
6.45%, 6/01/16	285	326,428

	Principal Amount (000)	U.S. $ Value
7.20%, 6/15/18	610	719,380
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,860,464
Lincoln National Corp.
8.75%, 7/01/19	791	1,023,843
Markel Corp.
7.125%, 9/30/19	1,685	1,939,866
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,510	2,176,689
MetLife, Inc.
4.75%, 2/08/21	1,460	1,503,327
7.717%, 2/15/19	1,159	1,421,737
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,585	3,331,659
Principal Financial Group, Inc.
7.875%, 5/15/14	2,220	2,580,544
Prudential Financial, Inc.
3.00%, 5/12/16	1,685	1,685,211
5.15%, 1/15/13	2,545	2,692,297
6.20%, 1/15/15	265	300,259
Series D
7.375%, 6/15/19	200	239,864
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)	2,385	2,401,733
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,423,755
XL Group PLC
5.25%, 9/15/14	4,520	4,888,796

		61,335,311

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	3,328	3,449,162

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14	3,300	3,638,732
HCP, Inc.
6.00%, 1/30/17	3,180	3,558,538
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,534,741

		9,732,011

		187,036,036

Industrial - 11.5%
Basic - 1.6%
Anglo American Capital PLC
9.375%, 4/08/19 (a)	1,901	2,580,127
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	2,110	2,170,546
ArcelorMittal
6.125%, 6/01/18	3,570	3,854,825
Dow Chemical Co. (The)
7.375%, 11/01/29	200	250,033
8.55%, 5/15/19	4,115	5,358,635
International Paper Co.

	Principal Amount (000)	U.S. $ Value
5.30%, 4/01/15	2,625	2,905,434
7.50%, 8/15/21	797	962,423
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,429,043
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,439,439
Teck Resources Ltd.
6.00%, 8/15/40	205	214,098

		23,164,603

Capital Goods - 0.4%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	299	324,623
Lafarge SA
6.15%, 7/15/11	2,204	2,218,703
Republic Services, Inc.
3.80%, 5/15/18	85	86,036
5.25%, 11/15/21	1,213	1,301,756
5.50%, 9/15/19	1,768	1,949,379

		5,880,497

Communications - Media - 2.2%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	4,172,270
CBS Corp.
5.75%, 4/15/20	3,655	4,004,933
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,906	2,680,505
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.60%, 2/15/21	1,870	1,891,789
4.75%, 10/01/14	1,200	1,314,839
News America, Inc.
6.15%, 3/01/37	2,177	2,256,454
6.55%, 3/15/33	1,383	1,513,877
9.25%, 2/01/13	670	758,546
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	2,894	3,712,646
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,531,668
Time Warner Entertainment Co.
LP 8.375%, 3/15/23	2,680	3,414,127
WPP Finance UK
5.875%, 6/15/14	376	415,920
8.00%, 9/15/14	2,616	3,082,543

		30,750,117

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20	2,750	2,759,864
AT&T Corp.
8.00%, 11/15/31	295	393,438
AT&T, Inc.
4.45%, 5/15/21	1,694	1,725,356
Embarq Corp.
7.082%, 6/01/16	1,509	1,711,239

	Principal Amount (000)	U.S. $ Value
Qwest Corp.
7.50%, 10/01/14	3,270	3,711,450
8.875%, 3/15/12	660	695,475
Telecom Italia Capital SA
6.175%, 6/18/14	2,510	2,745,719
6.375%, 11/15/33	375	358,593
7.175%, 6/18/19	1,450	1,646,411
United States Cellular Corp.
6.70%, 12/15/33	3,150	3,195,467
		18,943,012
Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
5.75%, 9/08/11	1,105	1,120,324
7.30%, 1/15/12	1,178	1,226,074
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	2,465	2,688,465
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	2,530	2,681,380
		7,716,243
Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	1,460	1,490,530
7.625%, 4/15/31	2,810	3,388,883
Viacom, Inc.
5.625%, 9/15/19	2,895	3,238,891
		8,118,304
Consumer Cyclical - Other - 0.6%
Marriott International, Inc.
Series J
5.625%, 2/15/13	4,120	4,409,689
MDC Holdings, Inc.
5.50%, 5/15/13	3,300	3,484,282
		7,893,971
Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	1,460	1,723,479
Consumer Non-Cyclical - 1.2%
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	3,564,161
Altria Group, Inc.
9.70%, 11/10/18	1,675	2,236,897
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,836,784
5.875%, 5/15/13	2,720	2,929,359
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,781,017
Delhaize Group SA
5.875%, 2/01/14	775	853,201
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	2,148,645
		17,350,064

	Principal Amount (000)	U.S. $ Value
Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	3,050	3,445,957
6.45%, 9/15/36	877	933,860
Hess Corp.
7.875%, 10/01/29	1,793	2,310,035
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	448	460,012
5.125%, 3/01/21 (a)	760	792,783
Nabors Industries, Inc.
9.25%, 1/15/19	2,995	3,890,256
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,686,171
Noble Holding International Ltd.
4.90%, 8/01/20	251	264,624
Valero Energy Corp.
6.125%, 2/01/20	1,635	1,827,397
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	1,600	1,699,466
9.625%, 3/01/19	1,540	2,010,378

		21,320,939

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	3,341	3,599,928

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	505	534,531
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,444,717
Motorola Solutions, Inc.
6.50%, 9/01/25	1,800	2,023,533
7.50%, 5/15/25	290	341,912
Xerox Corp.
8.25%, 5/15/14	310	365,572

		5,710,265

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,837,907
5.75%, 12/15/16	1,115	1,235,231

		3,073,138

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	3,375	3,352,978
Con-way, Inc.
6.70%, 5/01/34	2,208	2,142,537
Ryder System, Inc.
5.85%, 11/01/16	930	1,050,537
7.20%, 9/01/15	908	1,067,579

		7,613,631

		162,858,191

	Principal Amount (000)	U.S. $ Value
Utility - 2.4%
Electric - 1.4%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	3,175	3,335,972
Constellation Energy Group, Inc.
5.15%, 12/01/20	2,700	2,821,649
FirstEnergy Corp.
Series B
6.45%, 11/15/11	58	59,358
Series C
7.375%, 11/15/31	2,291	2,663,363
NextEra Energy Capital Holdings, Inc.
5.625%, 9/01/11	2,855	2,889,249
Nisource Finance Corp.
6.80%, 1/15/19	3,445	4,027,646
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,569,397
TECO Finance, Inc.
4.00%, 3/15/16	745	780,040
5.15%, 3/15/20	915	981,717
Union Electric Co.
6.70%, 2/01/19	315	372,906

		19,501,297

Natural Gas - 0.8%
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,119,217
7.50%, 7/01/38	3,329	3,957,681
EQT Corp.
8.125%, 6/01/19	1,707	2,105,716
Williams Partners LP
5.25%, 3/15/20	4,178	4,513,126

		11,695,740

Other Utility - 0.2%
Veolia Environnement SA
6.00%, 6/01/18	2,785	3,190,953

		34,387,990

Non Corporate Sectors - 1.4%
Agencies - Not Government Guaranteed - 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (a)	3,055	3,799,656
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	6,255	6,802,313
MDC-GMTN BV
3.75%, 4/20/16 (a)	3,500	3,539,523
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	5,100	5,409,152

		19,550,644

Total Corporates - Investment Grades (cost $370,504,572)		403,832,861

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 23.1%
Canada - 2.1%
Canadian Government Bond
2.00%, 6/01/16	CAD	29,360	29,819,105

Mexico - 1.0%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	160,215	14,489,394

United States - 20.0%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	16,860	17,853,155
4.625%, 2/15/40		27,085	29,002,103
5.375%, 2/15/31		20,720	24,838,100
U.S. Treasury Notes
2.125%, 2/29/16		57,440	58,898,459
2.625%, 4/30/16-11/15/20		48,470	48,113,876
3.375%, 11/15/19		3,250	3,409,452
3.625%, 2/15/20		65,845	70,124,925
3.75%, 11/15/18		28,035	30,520,593

			282,760,663

Total Governments - Treasuries (cost $318,639,852)			327,069,162

MORTGAGE PASS-THRU’S - 18.2%
Agency Fixed Rate 30-Year - 13.3%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.50%, 5/01/36		90	93,530
Series 2007
5.50%, 7/01/35		3,000	3,264,832
Federal National Mortgage Association
4.00%, 1/01/41		3,102	3,128,386
5.50%, 1/01/35-6/01/38		24,299	26,382,978
6.00%, 5/01/31-4/01/40		33,616	36,970,693
Series 2003
5.00%, 11/01/33		8,973	9,602,637
5.50%, 4/01/33-7/01/33		10,269	11,185,673
Series 2004
5.50%, 4/01/34		406	442,120
5.50%, 5/01/34-11/01/34		7,958	8,662,718
Series 2005
4.50%, 8/01/35-10/01/35		12,692	13,279,804
5.50%, 2/01/35		2,051	2,233,258
6.00%, 4/01/35		6,797	7,539,973
Series 2006
5.00%, 1/01/36-2/01/36		10,927	11,675,148
Series 2007
4.50%, 9/01/35-8/01/37		9,100	9,562,643
5.50%, 8/01/37		15,183	16,524,896
Series 2008
6.00%, 3/01/37-5/01/38		22,640	24,944,340
Series 2010
6.00%, 4/01/40		2,019	2,219,824

			187,713,453

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year - 4.0%
Federal National Mortgage Association
4.50%, TBA	53,945	57,190,126

Agency ARMs - 0.9%
Federal Home Loan Mortgage Corp.
2.653%, 4/01/36 (b)	4,618	4,845,013
Series 2007
5.993%, 2/01/37 (c)	1,722	1,804,385
Federal National Mortgage Association
Series 2003
2.685%, 12/01/33 (b)	1,346	1,412,056
Series 2006
2.207%, 3/01/36 (b)	891	925,182
2.309%, 2/01/36 (b)	1,364	1,420,448
Series 2007
2.463%, 3/01/34 (b)	2,524	2,644,384

		13,051,468

Total Mortgage Pass-Thru’s (cost $246,502,683)		257,955,047

AGENCIES - 12.0%
Agency Debentures - 12.0%
Federal Farm Credit Bank
0.22%, 10/12/12 (c)	8,500	8,506,520
0.243%, 4/26/13 (c)	78,125	78,222,812
0.253%, 6/26/13 (c)	16,400	16,422,894
Federal National Mortgage Association
0.215%, 11/23/12 (c)	11,645	11,645,034
0.227%, 10/18/12 (c)	3,400	3,400,011
6.25%, 5/15/29	12,375	15,374,081
6.625%, 11/15/30	10,490	13,647,532
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	32,305	23,728,604

Total Agencies (cost $168,134,868)		170,947,488

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.1%
Non-Agency Fixed Rate CMBS - 8.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.451%, 1/15/49	6,845	7,404,316
Series 2007-4, Class A4
5.741%, 2/10/51	6,835	7,572,521
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/11/50	6,455	7,101,284
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.091%, 12/10/49	8,585	9,561,566

	Principal Amount (000)	U.S. $ Value
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	3,300,650
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	7,019,668
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	4,841,667
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,470	1,587,878
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.817%, 6/15/49	9,364	10,271,212
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.323%, 6/15/29	6,015	6,514,931
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	8,871,947
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.902%, 6/12/46	3,075	3,429,183
Series 2006-3, Class A4
5.414%, 7/12/46	6,885	7,493,248
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,155	8,751,020
Series 2007-IQ13, Class A4
5.364%, 3/15/44	4,035	4,316,857
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3
5.765%, 7/15/45	8,565	9,496,439
Series 2006-C28, Class A4
5.572%, 10/15/48	7,235	7,906,052
Series 2007-C32, Class A3
5.743%, 6/15/49	6,885	7,444,055

		122,884,494

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	4,653	4,607,956

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (a)(c)	1,855	1,831,207

Total Commercial Mortgage-Backed Securities (cost $119,142,181)		129,323,657

		Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 3.8%
Autos - Fixed Rate - 1.4%
Ally Auto Receivables Trust
Series 2011-1, Class A3
1.38%, 1/15/15	U.S.$	4,555	$4,590,490
Series 2011-2, Class A2
0.67%, 10/15/13		3,795	3,796,600
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		5,790	5,794,752
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		6,705	6,707,890

			20,889,732

Autos - Floating Rate - 0.9%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.748%, 9/15/14 (c)		7,360	7,464,728
Wheels SPV LLC
Series 2009-1, Class A
1.748%, 3/15/18 (a) (c)		5,181	5,205,966

			12,670,694

Credit Cards - Floating Rate - 0.8%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.258%, 7/15/16 (c)		5,500	5,478,143
Chase Issuance Trust
Series 2008-A10, Class A10
0.948%, 8/17/15 (c)		5,500	5,571,193

			11,049,336

Other ABS - Fixed Rate - 0.5%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		2,905	2,914,422
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14		4,140	4,142,734

			7,057,156

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.464%, 5/25/37 (c) (d)		3,715	212,133
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.456%, 1/20/35 (c)		732	631,590
Lehman XS Trust
Series 2005-4, Class 1M1
0.694%, 10/25/35 (c) (d)		3,396	64,288

	Principal Amount (000)	U.S. $ Value
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.424%, 2/25/37 (c)(d)	1,785	12,274

		920,285

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.338%, 12/25/32	515	468,326
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	480	441,043

		909,369

Total Asset-Backed Securities (cost $62,204,392)		53,496,572

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Germany - 0.2%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	3,097,339

United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	10,450	10,493,660
2.625%, 5/11/12 (a)	6,000	6,121,494

		16,615,154

Total Governments - Sovereign Agencies (cost $19,208,211)		19,712,493

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (a)	1,990	2,221,218

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	3,390	3,683,306

Russia - 0.5%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
7.75%, 5/29/18 (a)	5,677	6,485,973

Total Quasi-Sovereigns (cost $10,807,332)		12,390,497

CMOs - 0.8%
Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.709%, 2/25/36	2,786	2,047,900
Series 2007-1, Class 21A1
5.197%, 1/25/47	1,860	1,099,648

	Principal Amount (000)	U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.099%, 5/25/35	2,035	1,917,337
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.515%, 5/25/36	1,546	890,980

		5,955,865

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.295%, 12/25/35 (c)	984	641,167
Series 2006-OA14, Class 3A1
1.145%, 11/25/46 (c)	4,273	2,112,211
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.724%, 2/25/35 (c)(d)	2,856	179,226

		2,932,604

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)	2,927	2,161,314

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.753%, 5/28/35	392	283,775

Total CMOs (cost $19,644,939)		11,333,558

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.6%
Basic - 0.1%
Westvaco Corp.
8.20%, 1/15/30	670	743,260

Consumer Cyclical - Other - 0.3%
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	4,844,269

Consumer Non-Cyclical - 0.2%
Universal Health Services, Inc.
7.125%, 6/30/16	2,345	2,600,457

Total Corporates - Non-Investment Grades (cost $7,717,358)		8,187,986

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	3,500	3,653,125

Russia - 0.3%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	3,214	3,788,100

		Principal Amount (000)	U.S. $Value
Total Governments - Sovereign Bonds (cost $6,979,391)			$7,441,225

SUPRANATIONALS - 0.4%
European Investment Bank
4.875%, 2/15/36	U.S.$	1,970	2,083,596
International Bank for Reconstruction & Development
9.25%, 7/15/17		2,340	3,220,975

Total Supranationals (cost $4,927,609)			5,304,571

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40 (cost $3,379,072)		3,310	3,921,754

		Shares
SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%

AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (e) (cost $76,962,172)		76,962,172	76,962,172

Total Investments - 105.0% (cost $1,434,754,632) (f)			1,487,879,043
Other assets less liabilities - (5.0)%			(71,189,236)

Net Assets - 100.0%			$1,416,689,807

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
Mexican Peso settling 6/17/11	166,993	$14,045,168	$14,426,687	$(381,519)
HSBC Bank USA:
Canadian Dollar settling 7/25/11	28,873	29,485,986	29,762,310	(276,324)
Morgan Stanley and Co., Inc.:
Canadian Dollar settling 7/25/11	376	387,224	387,492	(268)
Mexican Peso settling 6/17/11	5,522	476,461	477,048	(587)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$76,380	11/17/13	1.026%	3 Month LIBOR	$(345,578)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $122,900,331 or 8.7% of net assets.
(b)	Variable rate coupon, rate shown as of May 31, 2011.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,897,705 and gross unrealized depreciation of investments was $(17,773,294), resulting in net unrealized appreciation of $53,124,411.

Currency Abbreviations:

CAD	-	Canadian Dollar
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Intermediate Duration Bond Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$403,832,861	$—	$403,832,861
Governments - Treasuries	—	327,069,162	—	327,069,162
Mortgage Pass-Thru’s	—	257,955,047	—	257,955,047
Agencies	—	170,947,488	—	170,947,488
Commercial Mortgage-Backed Securities	—	80,447,623	48,876,034	129,323,657
Asset-Backed Securities	—	44,609,762	8,886,810	53,496,572
Governments - Sovereign Agencies	—	19,712,493	—	19,712,493
Quasi-Sovereigns	—	12,390,497	—	12,390,497
CMOs	—	283,775	11,049,783	11,333,558
Corporates - Non-Investment Grades	—	8,187,986	—	8,187,986
Governments - Sovereign Bonds	—	7,441,225	—	7,441,225
Supranationals	—	5,304,571	—	5,304,571
Local Governments - Municipal Bonds	—	3,921,754	—	3,921,754
Short-Term Investments	76,962,172	—	—	76,962,172

Total Investments in Securities	76,962,172	1,342,104,244	68,812,627	1,487,879,043
Other Financial Instruments* :
Assets	—	—	—	—
Liabilities
Forward Currency Exchange Contracts	—	(658,698)	—	(658,698)
Interest Rate Swap Contracts	—	(345,578)	—	(345,578)

Total	$76,962,172	$1,341,099,968	$68,812,627	$1,486,874,767

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities	Asset-Backed Securities	CMOs
Balance as of 8/31/10	$46,293,782	$3,076,443	$11,618,047
Accrued discounts/(premiums)	65,039	644	329
Realized gain (loss)	900,048	(1,929,926)	(635,920)
Change in unrealized appreciation/depreciation	1,920,620	2,936,924	2,294,504
Purchases	9,089,839	7,059,842	—
Sales	(9,393,294)	(2,257,117)	(2,227,177)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 5/31/11	$48,876,034	$8,886,810	$11,049,783

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$2,723,669	$771,007	$1,604,140

	TALF Loans	Total
Balance as of 8/31/10	$(18,664,320)	$42,323,952
Accrued discounts/(premiums)	—	66,012
Realized gain (loss)	—	(1,665,798)
Change in unrealized appreciation/depreciation	—	7,152,048
Purchases	18,664,320	34,814,001
Sales	—	(13,877,588)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/11	$—	$68,812,627

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$—	$5,098,816

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 101.0%
United States - 101.0%
U.S. Treasury Inflation Index
0.50%, 4/15/15 (TIPS)	U.S.$	17,679	$18,513,318
1.125%, 1/15/21 (TIPS)		18,014	18,626,702
1.25%, 7/15/20 (TIPS) (a)		45,443	47,835,924
1.375%, 1/15/20 (TIPS) (a)		48,849	52,176,534
1.625%, 1/15/15-1/15/18 (TIPS) (a)		157,503	172,046,217
1.875%, 7/15/13-7/15/19 (TIPS)		107,565	116,648,047
1.875%, 7/15/15 (TIPS) (a)		80,201	88,866,645
2.00%, 7/15/14 (TIPS) (a)		74,048	81,308,373
2.00%, 1/15/16 (TIPS)		18,921	21,096,540
2.125%, 1/15/19 (TIPS) (a)		25,893	29,321,906
2.375%, 1/15/17 (TIPS) (a)		65,768	74,996,387
2.375%, 1/15/25 (TIPS)		1,185	1,355,238
3.00%, 7/15/12 (TIPS)		26,918	28,382,013

Total Inflation-Linked Securities (cost $700,753,335)			751,173,844

CORPORATES-INVESTMENT GRADES - 22.6%
Industrial - 9.6%
Basic - 1.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		980	1,008,121
ArcelorMittal
6.125%, 6/01/18		1,570	1,695,259
Dow Chemical Co. (The)
8.55%, 5/15/19		1,370	1,784,041
International Paper Co.
9.375%, 5/15/19		1,315	1,727,779
Lubrizol Corp.
8.875%, 2/01/19		1,370	1,808,121

			8,023,321

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14	EUR	1,100	1,756,333
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	1,675	1,797,561

			3,553,894

Communications-Media - 1.4%
CBS Corp.
5.75%, 4/15/20		1,290	1,413,506
Comcast Corp.
5.15%, 3/01/20		1,745	1,878,396
News America, Inc.
6.15%, 3/01/37		1,739	1,802,468
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,340	1,719,055
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,658,826

	Principal Amount (000)		U.S. $ Value
WPP Finance UK
5.875%, 6/15/14		1,565	1,731,158

			10,203,409

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20		1,355	1,359,861
AT&T, Inc.
4.45%, 5/15/21		885	901,381
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	1,000	1,755,330
Embarq Corp.
7.082%, 6/01/16	U.S.$	602	682,681
Koninklijke KPN NV
5.00%, 11/13/12	EUR	1,185	1,769,501
Qwest Corp.
7.50%, 10/01/14	U.S.$	1,500	1,702,500
Telecom Italia Capital SA
6.375%, 11/15/33		1,165	1,114,028
United States Cellular Corp.
6.70%, 12/15/33		1,715	1,739,754

			11,025,036

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
7.30%, 1/15/12		1,275	1,327,033
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		1,640	1,788,674

			3,115,707

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		1,495	1,729,359

Consumer Cyclical - Other - 0.5%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,808,757
Marriott International, Inc.
Series J
5.625%, 2/15/13	U.S.$	1,700	1,819,532

			3,628,289

Consumer Cyclical - Retailers - 0.2%
Nordstrom, Inc.
6.25%, 1/15/18		1,515	1,778,402

Consumer Non-Cyclical - 0.9%
Altria Group, Inc.
9.25%, 8/06/19		1,365	1,803,147
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,728,359
Delhaize Group SA
5.875%, 2/01/14		1,515	1,667,871
Reynolds American, Inc.
7.625%, 6/01/16		1,480	1,789,075

			6,988,452

	Principal Amount (000)		U.S. $ Value
Energy - 1.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,500	1,694,733
Hess Corp.
8.125%, 2/15/19		1,355	1,743,800
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)		230	236,167
5.125%, 3/01/21 (b)		390	406,823
Nabors Industries, Inc.
9.25%, 1/15/19		1,330	1,727,559
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,766,989
Valero Energy Corp.
6.875%, 4/15/12		1,525	1,599,835
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		1,560	1,656,979
Williams Cos., Inc. (The)
7.875%, 9/01/21		1,410	1,837,671

			12,670,556

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		249	263,561
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,815,674
Xerox Corp.
8.25%, 5/15/14		1,425	1,680,451

			3,759,686

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,789,145

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		950	988,614
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,138,697
5.85%, 11/01/16		630	711,654

			2,838,965

			71,104,221

Financial Institutions - 9.3%
Banking - 4.5%
American Express Co.
7.25%, 5/20/14		1,490	1,714,091
Bank of America Corp.
5.625%, 7/01/20		1,710	1,795,784
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,780,571
Barclays Bank PLC
5.45%, 9/12/12	U.S.$	1,535	1,624,320
BBVA Senior Finance SAU
Series G
3.625%, 5/14/12	EUR	1,200	1,739,718

	Principal Amount (000)		U.S. $ Value
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	1,445	1,681,101
Citigroup, Inc.
5.50%, 4/11/13		1,565	1,673,908
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		1,565	1,681,860
HSBC Bank PLC
1.076%, 1/17/14 (b)(c)		1,725	1,734,494
JPMorgan Chase & Co.
4.40%, 7/22/20		1,745	1,729,197
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		1,770	1,925,348
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		1,470	1,657,135
Morgan Stanley
5.50%, 7/24/20		1,670	1,718,208
National Australia Bank Ltd.
3.75%, 3/02/15 (b)		1,050	1,102,869
National Capital Trust II
5.486%, 3/23/15 (b)		1,090	1,084,090
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14		1,715	1,754,855
Shinhan Bank
4.125%, 10/04/16 (b)		1,550	1,578,711
Societe Generale
5.20%, 4/15/21(b)		1,825	1,838,896
UBS AG/Stamford CT
5.875%, 7/15/16		1,610	1,777,018
Union Bank NA
5.95%, 5/11/16		1,675	1,854,845

			33,447,019

Brokerage - 0.2%
Jefferies Group, Inc.
6.875%, 4/15/21		1,639	1,802,311

Finance - 0.2%
SLM Corp.
Series A
5.375%, 1/15/13		1,670	1,749,769

Insurance - 4.1%
Aetna, Inc.
6.75%, 12/15/37		1,550	1,795,616
Allstate Corp. (The)
6.125%, 5/15/37		1,725	1,746,563
American International Group, Inc.
6.40%, 12/15/20		1,660	1,808,210
AON Corp.
3.125%, 5/27/16		1,185	1,190,737
CIGNA Corp.
5.125%, 6/15/20		1,738	1,860,084
Genworth Financial, Inc.
6.515%, 5/22/18		1,675	1,718,676
Hartford Financial Services Group, Inc.
6.10%, 10/01/41		1,850	1,849,809

	Principal Amount (000)	U.S. $ Value
Humana, Inc.
7.20%, 6/15/18	1,520	1,792,554
Lincoln National Corp.
8.75%, 7/01/19	1,350	1,747,393
Markel Corp.
7.125%, 9/30/19	1,628	1,874,245
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	1,585	1,724,642
Metropolitan Life Global Funding I
5.125%, 4/10/13(b)	1,545	1,649,017
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	1,410	1,817,269
Principal Financial Group, Inc.
7.875%, 5/15/14	1,445	1,679,678
Prudential Financial, Inc.
Series D
7.375%, 6/15/19	1,425	1,709,028
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)	1,210	1,218,489
Swiss Re Capital I LP
6.854%, 5/25/16 (b)	1,815	1,816,192
XL Group PLC
5.25%, 9/15/14	1,590	1,719,731

		30,717,933

REITS - 0.3%
HCP, Inc.
5.375%, 2/01/21	1,757	1,844,353

		69,561,385

Utility - 2.6%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	1,355	1,423,698
Constellation Energy Group, Inc.
5.15%, 12/01/20	1,775	1,854,973
Nisource Finance Corp.
6.15%, 3/01/13	1,530	1,654,513
Ohio Power Co.
Series F
5.50%, 2/15/13	350	374,231
PPL Energy Supply LLC
6.50%, 5/01/18	1,550	1,766,842
TECO Finance, Inc.
4.00%, 3/15/16	1,680	1,759,017

		8,833,274

Natural Gas - 1.4%
DCP Midstream LLC
9.75%, 3/15/19 (b)	1,290	1,710,392
Energy Transfer Partners LP
6.125%, 2/15/17	1,645	1,867,336
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	1,525	1,701,769

	Principal Amount (000)		U.S. $ Value
EQT Corp.
8.125%, 6/01/19		1,385	1,708,504
Spectra Energy Capital LLC
8.00%, 10/01/19		1,395	1,741,116
Williams Partners LP
3.80%, 2/15/15		1,660	1,751,541

			10,480,658

			19,313,932

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Ecopetrol SA
7.625%, 7/23/19		590	699,888
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		2,760	3,001,500
MDC-GMTN BV
3.75%, 4/20/16 (b)		1,825	1,845,609
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		2,805	2,975,033

			8,522,030

Total Corporates - Investment Grades (cost $161,840,761)			168,501,568

GOVERNMENTS - SOVEREIGN AGENCIES - 7.3%
Australia - 0.4%
Suncorp-Metway Ltd
1.778%, 7/16/12 (b)(c)		2,600	2,643,490

Netherlands - 2.0%
NIBC Bank NV
3.125%, 2/17/12	EUR	5,050	7,336,769
SNS Bank NV
2.875%, 1/30/12		5,090	7,390,766

			14,727,535

United Kingdom - 1.3%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	1,465	2,442,607
Skipton Building Society
2.00%, 4/05/12		1,485	2,462,164
West Bromwich Building Society
2.00%, 4/05/12		1,490	2,475,410
Yorkshire Building Society
2.00%, 3/30/12		1,490	2,468,437

			9,848,618

United States - 3.6%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	18,510	26,895,637

Total Governments - Sovereign Agencies (cost $49,319,395)			54,115,280

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
Non-Agency Fixed Rate CMBS - 5.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class A4
5.741%, 2/10/51	U.S.$	3,275	3,628,384
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/11/50		1,390	1,529,169
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.091%, 12/10/49		3,445	3,836,878
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		3,350	3,607,562
Series 2007-C9, Class A4
5.815%, 12/10/49		4,250	4,738,864
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,455	3,741,910
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		3,925	4,342,589
Series 2007-C1, Class A4
5.716%, 2/15/51		3,375	3,687,812
Series 2007-LD11, Class A4
5.817%, 6/15/49		3,211	3,522,161
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.877%, 6/15/38		3,220	3,598,428
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,553,443

			39,787,200

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		3,229	3,241,639

Total Commercial Mortgage-Backed Securities (cost $40,026,448)			43,028,839

GOVERNMENTS - TREASURIES - 3.1%
Canada - 2.1%
Canadian Government Bond
2.00%, 6/01/16	CAD	15,325	15,564,639

Mexico - 1.0%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	80,365	7,267,984

	Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $22,258,187)			22,832,623

ASSET-BACKED SECURITIES - 1.9%
Autos - Floating Rate - 0.8%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.748%, 9/15/14 (c)	U.S.$	3,845	3,899,712
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.448%, 11/17/14 (b)(c)		2,075	2,091,874

			5,991,586

Credit Cards - Floating Rate - 0.5%
American Express Credit Account Master Trust
Series 2007-8, Class A
0.498%, 5/15/15 (c)		3,676	3,684,863

Autos - Fixed Rate - 0.4%
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14		3,120	3,225,790

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,467	1,471,634

Total Asset-Backed Securities (cost $14,345,275)			14,373,873

CORPORATES - NON-INVESTMENT GRADES - 1.7%
Industrial - 1.7%
Basic - 0.1%
United States Steel Corp.
6.65%, 6/01/37		815	739,612

Capital Goods - 0.2%
Building Materials Corp. of America
6.75%, 5/01/21 (b)		189	190,417
Case New Holland, Inc.
7.875%, 12/01/17 (b)		618	687,525
Griffon Corp.
7.125%, 4/01/18 (b)		357	364,140
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21 (b)		168	175,350

			1,417,432

Communications - Media - 0.4%
EH Holding Corp.
6.50%, 6/15/19 (b)		475	480,344
RR Donnelley & Sons Co.
4.95%, 4/01/14		1,650	1,696,870

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Co. BV
8.00%, 5/15/18 (b)	EUR	760	1,141,565

			3,318,779

Communications - Telecommunications - 0.0%
eAccess Ltd.
8.25%, 4/01/18 (b)	U.S.$	363	369,353

Consumer Cyclical - Automotive - 0.2%
Delphi Corp.
5.875%, 5/15/19 (b)		151	149,868
6.125%, 5/15/21 (b)		252	252,000
Ford Motor Credit Co. LLC
5.00%, 5/15/18		740	733,751

			1,135,619

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
6.625%, 4/01/21		730	761,025

Consumer Non-Cyclical - 0.4%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)		715	702,488
Pernod-Ricard SA
5.75%, 4/07/21 (b)		287	303,554
Universal Health Services, Inc.
7.125%, 6/30/16		1,485	1,646,771

			2,652,813

Energy - 0.3%
Chesapeake Energy Corp.
6.125%, 2/15/21		707	719,372
Oil States International, Inc.
6.50%, 6/01/19 (b)		423	425,644
Range Resources Corp.
5.75%, 6/01/21		538	535,983
Tesoro Corp.
6.50%, 6/01/17		705	726,150

			2,407,149

Total Corporates - Non-Investment Grades (cost $12,528,975)			12,801,782

SUPRANATIONALS - 1.0%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	5,675	3,617,972
European Investment Bank
0.553%, 3/05/12 (c)	U.S.$	3,500	3,509,258

Total Supranationals (cost $6,664,284)			7,127,230

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (b)	1,328	1,482,300

Russia - 0.7%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (b)	4,365	4,987,013

Total Quasi-Sovereigns (cost $6,406,744)		6,469,313

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21 (cost $1,796,594)	1,810	1,889,187

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (cost $917,559)	917,559	917,559

Total Investments - 145.6% (cost $1,016,857,557) (e)		1,083,231,098
Other assets less liabilities - (45.6)% (f)		(339,229,451)

Net Assets - 100.0%		$744,001,647

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	62	June 2011	$10,224,318	$10,431,198	$206,880
Sold Contracts
U.S. T-Note 5 Yr Futures	754	September 2011	89,259,155	89,832,031	(572,876)
U.S. T-Note 10 Yr Futures	191	September 2011	23,200,163	23,418,391	(218,228)

					$(584,224)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Euro settling 6/15/11	1,262	$1,823,700	$1,814,892	$(8,808)
Swedish Krona settling 6/15/11	38,435	6,128,438	6,223,999	95,561
Credit Suisse London Branch (GFX):
South Korean Won settling 6/24/11	10,025,843	9,131,005	9,276,746	145,741
Swiss Franc settling 6/17/11 (1)	1,722	1,977,067	2,018,832	41,765
Goldman Sachs International:
Brazilian Real settling 6/02/11	5,928	3,752,139	3,757,252	5,113
Norwegian Krone settling 6/15/11	30,035	5,507,219	5,573,751	66,532
HSBC Bank USA:
Euro settling 7/14/11	2,608	3,675,038	3,750,106	75,068
Morgan Stanley and Co., Inc.:
Brazilian Real settling 6/02/11	3,650	2,252,631	2,313,293	60,662
Brazilian Real settling 6/02/11	2,278	1,396,191	1,443,959	47,768
State Street Bank and Trust Co.:
Euro settling 7/14/11	74	104,800	106,244	1,444
Great British Pound settling 6/09/11	59	96,883	97,869	986
UBS AG:
Euro settling 6/17/11 (2)	2,550	3,647,305	3,668,377	21,072
Westpac Banking Corp.:
Australian Dollar settling 6/21/11	6,996	7,383,820	7,451,867	68,047
Sale Contracts
Barclays Bank PLC Wholesale:
Great British Pound settling 6/09/11	7,159	11,478,374	11,775,392	(297,018)
Mexican Peso settling 6/17/11	39,868	3,353,154	3,444,238	(91,084)
BNP Paribas SA:
Japanese Yen settling 7/27/11	751,185	9,201,212	9,217,727	(16,515)
Credit Suisse London Branch (GFX):
Swiss Franc settling 6/17/11 (1)	1,369	1,977,067	1,969,233	7,834
Goldman Sachs International:
Brazilian Real settling 6/02/11	5,928	3,772,915	3,757,252	15,663
HSBC Bank USA:
Canadian Dollar settling 7/25/11	15,074	15,393,793	15,538,054	(144,261)
Morgan Stanley and Co., Inc.:
Brazilian Real settling 6/02/11	2,278	1,441,994	1,443,959	(1,965)
Brazilian Real settling 6/02/11	3,650	2,310,145	2,313,293	(3,148)
Royal Bank of Canada:
Euro settling 7/14/11	47,226	67,685,305	67,895,172	(209,867)
UBS AG:
Euro settling 6/17/11 (2)	3,337	3,647,305	3,912,542	(265,237)

(1)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.
(2)	Represents a cross-currency purchase of Euro and a sale of Swiss Franc.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$50,940	11/17/13	1.059%	3 Month LIBOR	$(271,826)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$8,040	5/17/21	3.268%	3 Month LIBOR	$(96,948)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America:
CDX - NAHYS16V1 - 5 Year Index, 6/20/16 *	5.00%	4.46%	$19,880	$658,525	$459,725	$198,800

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity+	U.S. $ Value at May 31, 2011
Bank of America	0.10%	6/07/11	$55,189,480
Bank of America	0.11%	12/30/11	2,103,782
Bank of America	0.17%	11/07/11	26,373,665
Bank of America	0.18%	9/26/11	19,203,037
Bank of America	0.19%	9/26/11	22,611,809
Barclays Bank	0.08%	6/01/11	8,128,595
Barclays Bank	0.08%	6/16/11	42,795,272
Barclays Bank	0.10%	6/07/11	71,892,667
Barclays Bank	0.15%	7/06/11	11,339,578
Barclays Bank	0.16%	7/14/11	25,084,793
Barclays Bank	0.16%	7/06/11	41,339,258
Barclays Bank	0.20%	10/13/11	27,573,585
Nomura	0.16%	8/23/11	7,035,219

			$360,670,740

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2011
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $306,402,827.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $43,345,564 or 5.8% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,631,859 and gross unrealized depreciation of investments was $(258,318), resulting in net unrealized appreciation of $66,373,541.
(f)	An amount of U.S. $1,245,651 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN		Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$751,173,844	$—	$751,173,844
Corporates - Investment Grades	—	168,501,568	—	168,501,568
Governments - Sovereign Agencies	—	54,115,280	—	54,115,280
Commercial Mortgage-Backed Securities	—	34,349,125	8,679,714	43,028,839
Governments - Treasuries	—	22,832,623	—	22,832,623
Asset-Backed Securities	—	12,902,239	1,471,634	14,373,873
Corporates - Non-Investment Grades	—	12,801,782	—	12,801,782
Supranationals	—	7,127,230	—	7,127,230
Quasi-Sovereigns	—	6,469,313	—	6,469,313
Governments - Sovereign Bonds	—	1,889,187	—	1,889,187
Short-Term Investments	917,559	—	—	917,559

Total Investments in Securities	917,559	1,072,162,191	10,151,348	1,083,231,098
Other Financial Instruments* :
Assets
Futures Contracts	206,880	—	—	206,880
Forward Currency Exchange Contracts	—	653,256	—	653,256
Credit Default Swap Contracts	198,800	—	—	198,800
Liabilities
Futures Contracts	(791,104)	—	—	(791,104)
Forward Currency Exchange Contracts	—	(1,037,903)	—	(1,037,903)
Interest Rate Swap Contracts	—	(368,774)	—	(368,774)

Total	$532,135	$1,071,408,770	$10,151,348	$1,082,092,253

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage- Backed Securities	Asset- Backed Securities	Total
Balance as of 8/31/10	$6,992,868	$—	$6,992,868
Accrued discounts/(premiums)	(5,713)	8	(5,705)
Realized gain (loss)	235,807	—	235,807
Change in unrealized appreciation/depreciation	92,460	4,595	97,055
Purchases	4,914,065	1,467,031	6,381,096
Sales	(3,549,773)	—	(3,549,773)
Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of 5/31/11	$8,679,714	$1,471,634	$10,151,348

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$280,917	$4,595	$285,512

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 36.8%
Financials - 8.4%
Capital Markets - 0.6%
Ameriprise Financial, Inc.	850	$52,046
Bank of New York Mellon Corp. (The)	4,450	125,089
BlackRock, Inc.-Class A	343	70,507
Charles Schwab Corp. (The)	3,500	63,035
Credit Suisse Group AG (a)	4,707	202,385
Daiwa Securities Group, Inc.	7,000	28,785
Deutsche Bank AG	3,891	232,918
E*Trade Financial Corp. (a)	770	12,174
Federated Investors, Inc.-Class B	300	7,689
Franklin Resources, Inc.	550	71,269
Goldman Sachs Group, Inc. (The)	1,850	260,350
Invesco Ltd.	1,600	39,472
Investec PLC	3,115	25,956
Janus Capital Group, Inc.	650	6,715
Julius Baer Group Ltd. (a)	788	34,589
Legg Mason, Inc.	500	16,920
Macquarie Group Ltd.	1,440	52,488
Man Group PLC	7,387	31,345
Mizuho Securities Co., Ltd. (a)	5,000	11,612
Morgan Stanley	5,550	134,088
Nomura Holdings, Inc.	14,800	74,320
Northern Trust Corp.	850	41,472
Ratos AB	1,414	28,861
SBI Holdings, Inc.	32	3,105
Schroders PLC	880	23,767
State Street Corp.	1,850	84,674
T Rowe Price Group, Inc.	900	56,970
UBS AG (a)	15,207	292,617

		2,085,218

Commercial Banks - 2.1%
Alpha Bank AE (a)	3,410	15,551
Australia & New Zealand Banking Group Ltd.	10,586	250,683
Banca Monte dei Paschi di Siena SpA	24,538	31,056
Banco Bilbao Vizcaya Argentaria SA	17,872	209,828
Banco de Sabadell SA	3,491	15,006
Banco Espirito Santo SA	7,004	27,494
Banco Popular Espanol SA	2,801	16,333
Banco Santander SA	34,680	413,319
Bank Hapoalim BM (a)	5,232	26,941
Bank Leumi Le-Israel BM	5,181	25,169
Bank of Cyprus Public Co., Ltd.	1,125	3,736
Bank of East Asia Ltd.	4,800	21,002
Bank of Kyoto Ltd. (The)	3,000	26,760
Bank of Yokohama Ltd. (The)	5,000	24,287
Bankinter SA	1,056	7,234
Barclays PLC	47,810	218,511
BB&T Corp.	2,450	67,473
BNP Paribas	3,960	310,287
BOC Hong Kong Holdings Ltd.	15,500	47,739
Chiba Bank Ltd. (The)	3,000	18,079
Chuo Mitsui Trust Holdings, Inc.	15,000	51,767
Comerica, Inc.	600	21,666
Commerzbank AG (a)	14,925	68,507

Company	Shares	U.S. $ Value
Commonwealth Bank of Australia	6,471	350,491
Credit Agricole SA	3,877	59,569
Danske Bank A/S (a)	2,450	51,740
DBS Group Holdings Ltd.	7,000	84,026
DnB NOR ASA	4,130	62,308
EFG Eurobank Ergasias SA (a)	4,918	22,601
Erste Group Bank AG	790	39,508
Fifth Third Bancorp	3,200	41,792
First Horizon National Corp.	885	9,301
Fukuoka Financial Group, Inc.	7,000	27,831
Hachijuni Bank Ltd. (The)	2,000	11,163
Hang Seng Bank Ltd.	3,200	51,222
Hiroshima Bank Ltd. (The)	2,000	8,559
Hokuhoku Financial Group, Inc.	4,000	7,608
HSBC Holdings PLC	73,165	764,708
Huntington Bancshares, Inc.	3,050	20,130
Intesa Sanpaolo SpA	32,183	83,805
Iyo Bank Ltd. (The)	1,000	8,978
Joyo Bank Ltd. (The)	6,000	24,281
KBC Groep NV	573	24,324
KeyCorp	3,350	28,374
Lloyds Banking Group PLC (a)	170,670	146,246
M&T Bank Corp.	450	39,735
Marshall & Ilsley Corp.	1,850	14,800
Mitsubishi UFJ Financial Group, Inc.	53,200	245,345
Mizuho Financial Group, Inc.	83,803	131,521
Mizuho Trust & Banking Co., Ltd.	15,000	12,989
National Australia Bank Ltd.	8,863	251,337
National Bank of Greece SA (a)	3,995	27,706
Natixis (a)	7,272	40,992
Nordea Bank AB	10,630	124,895
Oversea-Chinese Banking Corp. Ltd.	10,000	77,028
PNC Financial Services Group, Inc.	1,850	115,477
Regions Financial Corp.	4,450	31,417
Resona Holdings, Inc.	7,400	32,759
Royal Bank of Scotland Group PLC (a)	72,666	51,121
Shizuoka Bank Ltd. (The)	3,000	27,544
Skandinaviska Enskilda Banken AB	4,240	38,082
Societe Generale	2,628	156,712
Standard Chartered PLC	9,478	254,470
Sumitomo Mitsui Financial Group, Inc.	5,600	161,860
SunTrust Banks, Inc.	1,850	52,040
Svenska Handelsbanken AB	2,045	68,861
Swedbank AB	3,399	63,308
UniCredit SpA	56,374	128,614
United Overseas Bank Ltd.	5,000	78,808
US Bancorp	6,800	174,080
Wells Fargo & Co.	18,850	534,774
Westpac Banking Corp.	12,441	294,639
Yamaguchi Financial Group, Inc.	1,000	8,959
Zions Bancorporation	600	14,298

		7,101,164

Consumer Finance - 0.1%
American Express Co.	3,792	195,667
Capital One Financial Corp.	1,600	86,944
Discover Financial Services	1,900	45,296

Company	Shares	U.S. $ Value
SLM Corp. (a)	1,850	31,524

		359,431

Diversified Financial Services - 0.7%
Bank of America Corp.	36,100	424,175
Citigroup, Inc.	10,382	427,219
CME Group, Inc.-Class A	250	71,440
Criteria Caixacorp SA	4,652	33,913
Deutsche Boerse AG	815	64,410
Eurazeo	309	24,593
Exor SpA	1,030	34,798
Groupe Bruxelles Lambert SA	337	30,597
Hong Kong Exchanges and Clearing Ltd.	4,300	96,215
ING Groep NV (a)	20,704	251,001
IntercontinentalExchange, Inc. (a)	250	30,163
Investor AB	1,435	34,450
JPMorgan Chase & Co.	14,270	617,035
Kinnevik Investment AB	1,317	32,301
Leucadia National Corp.	700	24,822
Mitsubishi UFJ Lease & Finance Co., Ltd.	290	11,071
Moody’s Corp.	700	27,937
NASDAQ OMX Group, Inc. (The) (a)	500	12,760
NYSE Euronext	900	32,769
ORIX Corp.	440	42,181
Pargesa Holding SA	356	33,798
Resolution Ltd.	9,699	49,742
Singapore Exchange Ltd.	2,000	12,199

		2,419,589

Insurance - 1.0%
ACE Ltd.	1,195	82,240
Admiral Group PLC	991	28,118
Aegon NV (a)	535	3,750
Aflac, Inc.	1,650	78,853
Ageas	12,730	35,285
AIA Group Ltd. (a)	30,000	105,995
Allianz SE	1,822	252,626
Allstate Corp. (The)	1,850	58,053
American International Group, Inc. (a)	1,564	44,574
AMP Ltd.	11,282	62,808
AON Corp.	1,200	62,580
Assicurazioni Generali SpA	4,879	107,035
Assurant, Inc.	350	12,947
Aviva PLC	11,722	84,402
Berkshire Hathaway, Inc. (a)	6,250	494,187
Chubb Corp.	1,050	68,869
Cincinnati Financial Corp.	550	16,731
CNP Assurances	2,123	43,221
Dai-ichi Life Insurance Co., Ltd. (The)	33	49,977
Genworth Financial, Inc.-Class A (a)	1,700	18,887
Gjensidige Forsikring ASA	753	9,642
Hartford Financial Services Group, Inc.	1,550	41,307
Insurance Australia Group Ltd.	8,282	31,414
Legal & General Group PLC	20,187	38,977
Lincoln National Corp.	1,100	32,285
Loews Corp.	1,100	46,222
Marsh & McLennan Cos., Inc.	1,900	58,273

Company	Shares	U.S. $ Value
MetLife, Inc.	3,807	167,889
MS&AD Insurance Group Holdings	2,200	51,506
Muenchener Rueckversicherungs AG	788	121,117
NKSJ Holdings, Inc.	6,000	37,991
Old Mutual PLC	22,070	47,789
Principal Financial Group, Inc.	1,100	34,397
Progressive Corp. (The)	2,300	49,795
Prudential Financial, Inc.	1,800	114,804
Prudential PLC	10,609	129,079
QBE Insurance Group Ltd.	4,325	81,715
RSA Insurance Group PLC	13,580	30,777
Sampo Oyj-Class A	1,984	65,003
SCOR SE	854	23,744
Sony Financial Holdings, Inc.	1,400	25,538
Standard Life PLC	7,414	25,673
Suncorp-Metway Ltd.	3,312	29,560
Swiss Re Ltd. (a)	1,472	87,588
T&D Holdings, Inc.	1,150	27,771
Tokio Marine Holdings, Inc.	3,000	82,456
Torchmark Corp.	300	19,890
Travelers Cos., Inc. (The)	1,550	96,224
Tryg AS	33	2,002
Unum Group	1,050	27,625
XL Group PLC	1,100	26,026
Zurich Financial Services AG (a)	619	165,833

		3,541,050

Real Estate Investment Trusts (REITs) - 1.9%
Ascendas Real Estate Investment Trust	90,000	150,346
British Land Co. PLC	40,218	396,572
CapitaMall Trust	104,600	169,652
CFS Retail Property Trust	116,741	234,008
Corio NV	4,147	284,919
Gecina SA	966	141,312
GPT Group	93,195	311,052
Hammerson PLC	34,958	276,608
ICADE	1,051	133,844
Japan Real Estate Investment Corp.	23	224,558
Klepierre	4,993	213,721
Land Securities Group PLC	34,052	467,504
Link REIT (The)	100,000	340,880
Mirvac Group	173,698	236,823
Nippon Building Fund, Inc.	26	265,677
Plum Creek Timber Co., Inc.	550	22,286
Stockland	105,253	397,418
Unibail-Rodamco SE	4,141	936,639
Westfield Group	104,241	1,013,453
Westfield Retail Trust	134,891	383,602

		6,600,874

Real Estate Management & Development - 2.0%
Aeon Mall Co., Ltd.	4,120	98,336
CapitaLand Ltd.	141,500	354,626
CapitaMalls Asia Ltd.	85,200	110,552
China Overseas Land & Investment Ltd.	168,200	350,566
City Developments Ltd.	30,600	281,416
Daito Trust Construction Co., Ltd.	200	16,558
Daiwa House Industry Co., Ltd.	2,000	24,445
Hang Lung Group Ltd.	3,000	19,498

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	100,500	418,377
Henderson Land Development Co., Ltd.	51,300	347,161
IMMOFINANZ AG (a)	6,501	28,785
Keppel Land Ltd.	30,500	101,126
Kerry Properties Ltd.	32,000	163,465
Mitsubishi Estate Co., Ltd.	48,440	865,556
Mitsui Fudosan Co., Ltd.	39,040	658,945
New World Development Ltd.	129,800	221,493
Nomura Real Estate Holdings, Inc.	4,380	67,887
NTT Urban Development Corp.	84	72,179
Sino Land Co., Ltd.	130,600	229,996
Sumitomo Realty & Development Co., Ltd.	20,990	448,227
Sun Hung Kai Properties Ltd.	85,500	1,332,476
Wharf Holdings Ltd.	68,500	505,928

		6,717,598

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,850	16,890
People’s United Financial, Inc.	1,250	16,688

		33,578

		28,858,502

Industrials - 3.6%
Aerospace & Defense - 0.5%
BAE Systems PLC	14,402	78,421
Boeing Co. (The)	2,700	210,681
Cobham PLC	10,443	39,026
European Aeronautic Defence and Space Co. NV (a)	1,281	42,286
Finmeccanica SpA	2,371	29,595
General Dynamics Corp.	1,350	100,197
Goodrich Corp.	450	39,281
Honeywell International, Inc.	2,800	166,740
ITT Corp.	650	37,453
L-3 Communications Holdings, Inc.	400	32,660
Lockheed Martin Corp.	1,100	85,690
Northrop Grumman Corp.	1,050	68,554
Precision Castparts Corp.	500	78,550
Raytheon Co.	1,250	62,975
Rockwell Collins, Inc.	550	33,622
Rolls-Royce Group PLC (a)	743,808	1,224
Rolls-Royce Holdings PLC (a)	7,748	81,233
Safran SA	693	28,237
Singapore Technologies Engineering Ltd.	13,000	31,313
Textron, Inc.	950	21,736
Thales SA	649	27,233
United Technologies Corp.	3,350	294,029

		1,590,736

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	600	48,132
Deutsche Post AG	3,536	66,736
Expeditors International of Washington, Inc.	750	39,615
FedEx Corp.	1,200	112,368
Kuehne & Nagel International AG	245	38,562
TNT Express NV (a)	2,764	39,176
TNT NV	2,764	29,061

Company	Shares	U.S. $ Value
United Parcel Service, Inc.-Class B	3,600	264,564
Yamato Holdings Co., Ltd.	1,700	25,906

		664,120

Airlines - 0.0%
All Nippon Airways Co., Ltd.	9,000	27,392
Cathay Pacific Airways Ltd.	4,000	9,586
Deutsche Lufthana (REG)	1,666	36,374
Qantas Airways Ltd. (a)	13,601	30,599
Singapore Airlines Ltd.	2,000	21,829
Southwest Airlines Co.	2,600	30,758

		156,538

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,000	47,277
Assa Abloy AB	1,453	40,485
Cie de St-Gobain	1,607	106,643
Daikin Industries Ltd.	1,000	33,441
Geberit AG (a)	191	46,164
JS Group Corp.	1,000	24,405
Masco Corp.	1,250	17,813
TOTO Ltd.	1,000	7,381

		323,609

Commercial Services & Supplies - 0.1%
Aggreko PLC	1,053	32,402
Avery Dennison Corp.	350	14,819
Brambles Ltd.	4,045	31,857
Cintas Corp.	450	14,782
Dai Nippon Printing Co., Ltd.	2,000	22,942
Edenred	469	13,887
G4S PLC	6,179	29,113
Iron Mountain, Inc.	700	23,807
Pitney Bowes, Inc.	700	16,723
Republic Services, Inc.-Class A	1,050	33,096
RR Donnelley & Sons Co.	700	14,938
Secom Co., Ltd.	900	42,630
Securitas AB	79	859
Serco Group PLC	3,921	37,300
Stericycle, Inc. (a)	300	26,727
Toppan Printing Co., Ltd.	3,000	22,981
Waste Management, Inc.	1,650	64,152

		443,015

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	399	19,161
Bouygues SA	547	25,357
Ferrovial SA	2,415	30,757
Fluor Corp.	650	44,804
Fomento de Construcciones y Contratas SA	242	7,441
Hochtief AG	500	42,174
Jacobs Engineering Group, Inc. (a)	450	20,727
JGC Corp.	1,000	26,825
Kajima Corp.	4,000	11,186
Leighton Holdings Ltd.	815	20,285
Obayashi Corp.	2,000	8,436
Quanta Services, Inc. (a)	750	14,813
Shimizu Corp.	7,000	28,979

Company	Shares	U.S. $ Value
Skanska AB	1,000	18,566
Vinci SA	1,822	117,988

		437,499

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	9,247	248,624
Alstom SA	839	52,117
Bekaert SA	160	17,015
Emerson Electric Co.	2,750	150,013
First Solar, Inc. (a)	200	24,850
Furukawa Electric Co., Ltd.	2,000	7,297
GS Yuasa Corp.	1,000	6,458
Legrand SA	1,711	72,465
Mitsubishi Electric Corp.	8,000	90,489
Nidec Corp.	500	44,953
Rockwell Automation, Inc.	500	41,555
Roper Industries, Inc.	350	29,215
Schneider Electric SA	1,004	166,029
Sumitomo Electric Industries Ltd.	3,200	46,279
Vestas Wind Systems A/S (a)	1,139	34,458

		1,031,817

Industrial Conglomerates - 0.5%
3M Co.	2,550	240,669
Delek Group Ltd.	2	485
Fraser and Neave Ltd.	3,000	14,940
General Electric Co.	37,950	745,338
Hutchison Whampoa Ltd.	9,000	104,249
Keppel Corp. Ltd.	5,500	51,392
Koninklijke Philips Electronics NV	4,120	114,741
Orkla ASA	3,785	35,480
SembCorp Industries Ltd.	3,000	12,309
Siemens AG	3,438	461,118
Smiths Group PLC	1,491	30,365
Tyco International Ltd.	1,673	82,562
Wendel SA	119	14,454

		1,908,102

Industrial Warehouse Distribution - 0.4%
AMB Property Corp.	6,920	255,971
DCT Industrial Trust, Inc.	10,160	57,506
EastGroup Properties, Inc.	1,080	50,663
First Industrial Realty Trust, Inc. (a)	3,150	39,627
First Potomac Realty Trust	2,000	33,560
Global Logistic Properties Ltd. (a)	90,600	146,919
Hansteen Holdings PLC	25,800	37,131
Mapletree Logistics Trust	75,900	56,313
ProLogis	25,400	420,624
ProLogis European Properties (a)	5,850	50,133
Segro PLC	30,240	161,943
Warehouses De Pauw SCA	390	22,287

		1,332,677

Machinery - 0.7%
Alfa Laval AB	1,562	34,410
Amada Co., Ltd.	1,000	7,362
Atlas Copco AB-Class A	2,919	76,991

Company	Shares	U.S. $ Value
Atlas Copco AB-Class B	1,516	35,781
Atlas Copco AB-Class A Redemption (a)	2,919	2,355
Atlas Copco AB-Class B Redemption (a)	1,516	1,223
Caterpillar, Inc.	2,350	248,630
Cummins, Inc.	700	73,668
Danaher Corp.	1,900	103,607
Deere & Co.	1,500	129,120
Dover Corp.	650	43,699
Eaton Corp.	1,200	62,004
Fanuc Corp.	800	123,481
Fiat Industrial SpA (a)	3,629	47,833
Flowserve Corp.	200	24,246
Hexagon AB	1,337	36,282
Hino Motors Ltd.	2,000	11,009
Hitachi Construction Machinery Co., Ltd.	1,200	25,405
IHI Corp.	4,000	9,945
Illinois Tool Works, Inc.	1,775	101,743
Ingersoll-Rand PLC	1,155	57,634
Japan Steel Works Ltd. (The)	1,000	7,225
Joy Global, Inc.	359	32,184
JTEKT Corp.	500	6,639
Kawasaki Heavy Industries Ltd.	6,000	21,583
Komatsu Ltd.	4,000	120,125
Kone Oyj	549	34,694
Kubota Corp.	5,000	45,212
Kurita Water Industries Ltd.	1,000	28,808
Makita Corp.	300	12,774
MAN SE (a)	273	38,108
Metso Oyj	538	31,104
Mitsubishi Heavy Industries Ltd.	13,000	63,248
NGK Insulators Ltd.	1,000	17,316
NSK Ltd.	2,000	19,006
NTN Corp.	1,000	5,199
PACCAR, Inc.	1,300	65,000
Pall Corp.	400	22,440
Parker Hannifin Corp.	600	53,310
Sandvik AB	4,213	80,126
Scania AB	1,009	24,926
Schindler Holding AG	322	40,405
SembCorp Marine Ltd.	7,000	30,372
SKF AB	1,285	38,457
SMC Corp.	200	32,180
Snap-On, Inc.	200	12,064
Sulzer AG	104	18,827
Sumitomo Heavy Industries Ltd.	4,000	27,813
THK Co., Ltd.	400	9,911
Vallourec SA	260	32,673
Volvo AB-Class B	6,034	109,358
Wartsila Oyj	812	29,507
Weir Group PLC (The)	868	28,559
Zardoya Otis SA	1,413	23,748

		2,419,329

Marine - 0.0%
AP Moller - Maersk A/S (Line of “A” Shares)	5	46,454
AP Moller - Maersk A/S (Line of “B” Shares)	4	38,655
Kawasaki Kisen Kaisha Ltd.	2,000	6,745
Mitsui OSK Lines Ltd.	5,000	26,811
Nippon Yusen KK	6,000	22,686

Company	Shares	U.S. $ Value
Orient Overseas International Ltd.	500	3,910

		145,261

Mixed Office Industrial - 0.1%
Goodman Group	262,340	206,161

Professional Services - 0.1%
Adecco SA (a)	448	30,593
Bureau Veritas SA	607	51,028
Capita Group PLC (The)	2,071	25,130
Dun & Bradstreet Corp.	200	16,042
Equifax, Inc.	400	15,116
Experian PLC	2,795	36,858
Intertek Group PLC	1,297	43,729
Robert Half International, Inc.	500	13,785
SGS SA	13	25,827

		258,108

Road & Rail - 0.2%
Central Japan Railway Co.	6	47,085
CSX Corp.	1,300	103,090
East Japan Railway Co.	1,400	81,709
Keihin Electric Express Railway Co., Ltd.	1,000	6,713
Keio Corp.	4,000	21,507
Kintetsu Corp.	7,000	21,069
MTR Corp.	9,000	33,057
Nippon Express Co., Ltd.	7,000	27,117
Norfolk Southern Corp.	1,250	91,638
Odakyu Electric Railway Co., Ltd.	3,000	23,429
QR National Ltd. (a)	7,202	26,575
Ryder System, Inc.	200	11,000
Tobu Railway Co., Ltd.	2,000	7,586
Tokyu Corp.	5,000	20,678
Union Pacific Corp.	1,750	183,697
West Japan Railway Co.	7	26,763

		732,713

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,100	36,498
ITOCHU Corp.	6,000	62,090
Marubeni Corp.	7,000	49,069
Mitsubishi Corp.	5,700	144,904
Mitsui & Co., Ltd.	7,300	124,867
Noble Group Ltd.	21,181	36,251
Sumitomo Corp.	4,700	62,930
Toyota Tsusho Corp.	600	9,859
Wolseley PLC	1,073	36,451
WW Grainger, Inc.	200	30,214

		593,133

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,041	24,054
Aeroports de Paris	505	48,708
Atlantia SpA	1,286	30,456
Auckland International Airport Ltd.	343	651
Hutchison Port Holdings Trust (a)	26,000	24,440
MAp Group	9,674	31,983

Company	Shares	U.S. $ Value
Transurban Group	5,712	33,332

		193,624

		12,436,442

Information Technology - 2.9%
Communications Equipment - 0.4%
Alcatel-lucent (a)	7,334	41,449
Cisco Systems, Inc.	19,750	331,800
F5 Networks, Inc. (a)	300	34,074
Harris Corp.	450	22,248
JDS Uniphase Corp. (a)	750	15,142
Juniper Networks, Inc. (a)	1,900	69,559
Motorola Mobility Holdings, Inc. (a)	1,031	25,919
Motorola Solutions, Inc. (a)	1,178	56,391
Nokia Oyj	15,648	108,976
QUALCOMM, Inc.	5,900	345,681
Telefonaktiebolaget LM Ericsson-Class B	12,584	186,507
Tellabs, Inc.	1,250	5,713

		1,243,459

Computers & Peripherals - 0.6%
Apple, Inc. (a)	3,380	1,175,665
Dell, Inc. (a)	6,000	96,480
EMC Corp. (a)	7,400	210,678
Fujitsu Ltd.	8,000	42,199
Hewlett-Packard Co.	7,803	291,676
Lexmark International, Inc.-Class A (a)	250	7,445
NEC Corp. (a)	11,000	23,128
NetApp, Inc. (a)	1,300	71,201
SanDisk Corp. (a)	850	40,392
Toshiba Corp.	17,000	90,462
Western Digital Corp. (a)	800	29,320

		2,078,646

Electronic Equipment & Instruments & Components - 0.2%
Amphenol Corp.-Class A	600	32,436
Corning, Inc.	5,600	112,840
FLIR Systems, Inc.	550	19,882
Foxconn International Holdings Ltd. (a)	21,000	11,839
Fujifilm Holdings Corp.	1,900	56,381
Hamamatsu Photonics KK	300	12,250
Hirose Electric Co. Ltd.	100	10,284
Hitachi High-Technologies Corp.	400	8,428
Hitachi Ltd.	19,000	107,903
Hoya Corp.	1,800	37,404
Ibiden Co., Ltd.	500	16,251
Jabil Circuit, Inc.	650	14,027
Keyence Corp.	200	52,660
Kyocera Corp.	700	73,589
Molex, Inc.	450	12,316
Murata Manufacturing Co., Ltd.	800	50,377
Nippon Electric Glass Co., Ltd.	1,000	14,184
Omron Corp.	800	20,651

Company	Shares	U.S. $ Value
TDK Corp.	500	26,462

		690,164

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	650	22,058
eBay, Inc. (a)	4,050	126,239
Google, Inc.-Class A (a)	907	479,821
Monster Worldwide, Inc. (a)	450	6,939
United Internet AG	166	3,238
VeriSign, Inc.	600	21,012
Yahoo! Japan Corp.	61	20,219
Yahoo!, Inc. (a)	4,600	76,130

		755,656

IT Services - 0.4%
Amadeus IT Holding SA (a)	829	17,041
Automatic Data Processing, Inc.	1,750	96,443
Cap Gemini SA (a)	502	28,730
Cognizant Technology Solutions Corp.-Class A (a)	1,100	83,644
Computer Sciences Corp.	550	21,940
Computershare Ltd.	2,690	27,077
Fidelity National Information Services, Inc.	900	28,962
Fiserv, Inc. (a)	500	32,260
International Business Machines Corp.	4,350	734,845
Mastercard, Inc.-Class A	350	100,468
Nomura Research Institute Ltd.	1,300	27,129
NTT Data Corp.	8	25,300
Paychex, Inc.	1,100	35,530
SAIC, Inc. (a)	1,000	17,560
Teradata Corp. (a)	600	33,474
Total System Services, Inc.	550	10,230
Visa, Inc.-Class A	1,802	146,070
Western Union Co. (The)-Class W	2,250	46,260

		1,512,963

Office Electronics - 0.1%
Brother Industries Ltd.	700	9,901
Canon, Inc.	4,700	225,710
Konica Minolta Holdings, Inc.	2,000	16,869
Ricoh Co., Ltd.	3,000	33,246
Xerox Corp.	4,950	50,540

		336,266

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (a)	2,000	17,360
Advantest Corp.	200	3,748
Altera Corp.	1,150	55,303
Analog Devices, Inc.	1,050	43,228
Applied Materials, Inc.	4,650	64,077
ARM Holdings PLC	4,000	37,694
ASM Pacific Technology Ltd.	100	1,351
ASML Holding NV	1,802	70,280
Broadcom Corp.-Class A (a)	1,700	61,166
Elpida Memory, Inc. (a)	400	5,553
Infineon Technologies AG	3,835	44,560

Company	Shares	U.S. $ Value
Intel Corp.	19,600	441,196
KLA-Tencor Corp.	600	25,860
Linear Technology Corp.	800	27,672
LSI Corp. (a)	2,150	16,104
MEMC Electronic Materials, Inc. (a)	800	8,416
Microchip Technology, Inc.	650	25,694
Micron Technology, Inc. (a)	3,000	30,600
National Semiconductor Corp.	850	20,850
Novellus Systems, Inc. (a)	300	10,881
NVIDIA Corp. (a)	2,050	41,082
Rohm Co., Ltd.	400	22,904
STMicroelectronics NV	2,898	32,468
Sumco Corp. (a)	1,500	27,076
Teradyne, Inc. (a)	650	10,407
Texas Instruments, Inc.	4,150	146,495
Tokyo Electron Ltd.	700	38,787
Xilinx, Inc.	900	32,112

		1,362,924

Software - 0.6%
Adobe Systems, Inc. (a)	1,850	64,065
Autodesk, Inc. (a)	800	34,384
Autonomy Corp. PLC (a)	942	27,912
BMC Software, Inc. (a)	650	36,290
CA, Inc.	1,350	31,590
Citrix Systems, Inc. (a)	650	56,953
Compuware Corp. (a)	750	7,643
Dassault Systemes SA	685	58,409
Electronic Arts, Inc. (a)	1,150	28,072
Intuit, Inc. (a)	950	51,271
Konami Corp.	500	10,400
Microsoft Corp.	26,450	661,514
Nintendo Co., Ltd.	400	93,001
Oracle Corp.	13,950	477,369
Oracle Corp. Japan	300	13,111
Red Hat, Inc. (a)	650	28,340
Sage Group PLC (The)	7,385	35,313
Salesforce.com, Inc. (a)	450	68,517
SAP AG	3,840	238,906
Square Enix Holdings Co., Ltd.	200	3,237
Symantec Corp. (a)	2,700	52,785
Trend Micro, Inc.	400	12,192

		2,091,274

		10,071,352

Consumer Staples - 2.8%
Beverages - 0.6%
Anheuser-Busch InBev NV	3,334	201,593
Asahi Breweries Ltd.	1,600	31,273
Brown-Forman Corp.-Class B	350	25,368
Carlsberg A/S	534	61,900
Coca Cola Hellenic Bottling Co. SA	672	17,540
Coca-Cola Amatil Ltd.	2,530	31,836
Coca-Cola Co. (The)	8,200	547,842

Company	Shares	U.S. $ Value
Coca-Cola Enterprises, Inc.	1,150	33,223
Constellation Brands, Inc.-Class A (a)	600	13,176
Diageo PLC	10,468	223,114
Dr Pepper Snapple Group, Inc.	800	32,960
Foster’s Group Ltd.	5,254	24,403
Heineken Holding NV	518	27,230
Heineken NV	995	59,990
Kirin Holdings Co., Ltd.	3,000	42,117
Molson Coors Brewing Co.-Class B	550	25,658
PepsiCo, Inc.	5,700	405,384
Pernod-Ricard SA	827	83,695
SABMiller PLC	3,969	147,359
Treasury Wine Estates Ltd. (a)	1,751	6,245

		2,041,906

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,500	28,864
Carrefour SA (a)	2,504	111,213
Colruyt SA	451	25,928
Costco Wholesale Corp.	1,550	127,844
CVS Caremark Corp.	4,850	187,646
Delhaize Group SA (a)	310	25,693
FamilyMart Co., Ltd.	500	17,899
J Sainsbury PLC	910	5,185
Jeronimo Martins SGPS SA	227	4,256
Kesko Oyj	31	1,545
Koninklijke Ahold NV	4,980	71,137
Kroger Co. (The)	2,250	55,845
Lawson, Inc.	600	29,760
Metro AG	437	29,201
Olam International Ltd.	1,000	2,417
Safeway, Inc.	1,300	32,110
Seven & I Holdings Co., Ltd.	3,100	82,458
SUPERVALU, Inc.	750	7,695
Sysco Corp.	2,050	66,031
Tesco PLC	33,518	231,663
Wal-Mart Stores, Inc.	7,053	389,467
Walgreen Co.	3,350	146,161
Wesfarmers Ltd.	4,200	149,061
Wesfarmers Ltd. (Partially Protected Shares)	1,163	41,706
Whole Foods Market, Inc.	550	33,638
WM Morrison Supermarkets PLC	8,637	43,210
Woolworths Ltd.	5,184	151,871

		2,099,504

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	34,662
Archer-Daniels-Midland Co.	2,250	72,923
Aryzta AG	558	31,051
Associated British Foods PLC	1,500	26,646
Campbell Soup Co.	650	22,588
ConAgra Foods, Inc.	1,500	38,145
Danone	2,437	179,046
Dean Foods Co. (a)	600	8,328
General Mills, Inc.	2,250	89,482
Golden Agri-Resources Ltd.	44,000	24,625
Hershey Co. (The)	550	30,652
HJ Heinz Co.	1,150	63,158

Company	Shares	U.S. $ Value
Hormel Foods Corp.	450	13,199
JM Smucker Co. (The)	450	35,676
Kellogg Co.	900	51,291
Kerry Group PLC	712	30,391
Kraft Foods, Inc.-Class A	6,250	218,562
Lindt & Spruengli AG	1	35,760
McCormick & Co., Inc.	450	22,586
Mead Johnson Nutrition Co.-Class A	750	50,843
MEIJI Holdings Co., Ltd.	600	25,504
Nestle SA	13,790	886,580
Nissin Foods Holdings Co., Ltd.	400	14,466
Parmalat SpA (a)	9,597	35,605
Sara Lee Corp.	2,200	43,010
Tyson Foods, Inc.-Class A	1,050	19,971
Unilever NV	6,807	222,414
Unilever PLC	5,363	174,095
Wilmar International Ltd.	8,000	34,522
Yakult Honsha Co., Ltd.	900	24,967

		2,560,748

Household Products - 0.4%
Clorox Co.	500	35,240
Colgate-Palmolive Co.	1,750	153,177
Henkel AG & Co. KGaA	915	53,027
Henkel AG & Co. KGaA (Preference Shares)	626	44,364
Kimberly-Clark Corp.	1,450	99,035
Procter & Gamble Co. (The)	10,000	670,000
Reckitt Benckiser Group PLC	2,575	145,851
Unicharm Corp.	300	12,158

		1,212,852

Personal Products - 0.1%
Avon Products, Inc.	1,500	44,565
Beiersdorf AG	454	30,107
Estee Lauder Cos., Inc. (The)-Class A	400	41,004
Kao Corp.	2,300	59,190
L’Oreal SA	1,002	126,415
Shiseido Co., Ltd.	1,400	24,105

		325,386

Tobacco - 0.4%
Altria Group, Inc.	7,500	210,450
British American Tobacco PLC	8,344	374,408
Imperial Tobacco Group PLC	4,255	152,633
Japan Tobacco, Inc.	19	73,538
Lorillard, Inc.	550	63,404
Philip Morris International, Inc.	6,450	462,788
Reynolds American, Inc.	1,200	47,736
Swedish Match AB	501	17,725

		1,402,682

		9,643,078

Consumer Discretionary - 2.8%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	800	29,647
Bridgestone Corp.	2,700	61,584
Cie Generale des Etablissements Michelin-Class B	728	68,485

Company	Shares	U.S. $ Value
Continental AG (a)	339	35,015
Denso Corp.	2,000	71,927
Goodyear Tire & Rubber Co. (The) (a)	850	15,070
Johnson Controls, Inc.	2,400	95,040
NGK Spark Plug Co., Ltd.	1,000	13,390
Nokian Renkaat Oyj	624	30,501
Stanley Electric Co., Ltd.	400	6,627
Toyota Boshoku Corp.	700	11,105
Toyota Industries Corp.	700	21,528

		459,919

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,384	122,809
Daihatsu Motor Co., Ltd.	1,000	16,589
Daimler AG	3,769	267,309
Fiat SpA	3,629	38,710
Ford Motor Co. (a)	13,470	200,972
Fuji Heavy Industries Ltd.	4,000	29,514
Harley-Davidson, Inc.	850	31,586
Honda Motor Co., Ltd.	6,900	262,759
Isuzu Motors Ltd.	3,000	14,067
Mazda Motor Corp. (a)	10,000	25,370
Mitsubishi Motors Corp. (a)	16,000	18,951
Nissan Motor Co., Ltd.	10,400	104,697
Peugeot SA (a)	718	30,521
Porsche Automobil Holding SE (Preference Shares)	698	48,691
Renault SA	587	33,441
Suzuki Motor Corp.	1,400	30,987
Toyota Motor Corp.	11,000	459,793
Volkswagen AG	282	47,384
Volkswagen AG (Preference Shares)	612	109,050
Yamaha Motor Co., Ltd. (a)	1,800	32,343

		1,925,543

Distributors - 0.0%
Genuine Parts Co.	550	30,140
Jardine Cycle & Carriage Ltd.	1,000	32,842
Li & Fung Ltd.	20,000	44,797

		107,779

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	450	18,499
Benesse Holdings, Inc.	600	25,774
DeVry, Inc.	200	10,770
H&R Block, Inc.	1,050	17,010

		72,053

Hotels, Restaurants & Leisure - 0.4%
Accor SA	553	25,400
Carnival Corp.	1,500	58,215
Carnival PLC	612	24,654
Chipotle Mexican Grill, Inc.-Class A (a)	111	32,087
Compass Group PLC	7,861	76,592
Crown Ltd.	3,417	32,025
Darden Restaurants, Inc.	500	25,325

Company	Shares	U.S. $ Value
Galaxy Entertainment Group Ltd. (a)	4,400	10,014
Genting Singapore PLC (a)	25,000	40,350
International Game Technology	1,050	18,102
Marriott International, Inc.-Class A	1,000	37,810
McDonald’s Corp.	3,800	309,852
OPAP SA	415	7,627
Oriental Land Co., Ltd.	200	16,974
Sands China Ltd. (a)	18,000	47,036
Sky City Entertainment Group Ltd.	1,522	4,610
Sodexo	418	32,247
Starbucks Corp.	2,650	97,493
Starwood Hotels & Resorts Worldwide, Inc.	700	42,686
TABCORP Holdings Ltd.	6,058	50,562
Wyndham Worldwide Corp.	600	20,886
Wynn Macau Ltd.	16,000	56,028
Wynn Resorts Ltd.	300	43,956
Yum! Brands, Inc.	1,650	91,278

		1,201,809

Household Durables - 0.2%
DR Horton, Inc.	950	11,571
Electrolux AB	609	16,592
Fortune Brands, Inc.	550	35,601
Harman International Industries, Inc.	250	11,993
Leggett & Platt, Inc.	500	12,915
Lennar Corp.-Class A	550	10,439
Newell Rubbermaid, Inc.	1,000	17,810
Panasonic Corp.	8,900	104,263
Pulte Group, Inc. (a)	1,150	9,706
Rinnai Corp.	200	13,949
Sekisui Chemical Co., Ltd.	2,000	15,965
Sekisui House Ltd.	2,000	19,082
Sharp Corp.	4,000	37,551
Sony Corp.	4,200	112,432
Stanley Black & Decker, Inc.	600	44,328
Whirlpool Corp.	300	25,140

		499,337

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,300	255,697
Dena Co., Ltd.	939	33,406
Expedia, Inc.	700	19,607
NetFlix, Inc. (a)	150	40,620
priceline.com, Inc. (a)	200	103,038
Rakuten, Inc.	30	30,503

		482,871

Leisure Equipment & Products - 0.0%
Hasbro, Inc.	500	22,870
Mattel, Inc.	1,200	31,674
Nikon Corp.	1,300	30,548
Sankyo Co., Ltd.	200	10,632
Sega Sammy Holdings, Inc.	700	13,627
Shimano, Inc.	200	10,351

		119,702

Company	Shares	U.S. $ Value
Media - 0.6%
British Sky Broadcasting Group PLC	5,044	69,034
Cablevision Systems Corp.	800	28,416
CBS Corp.-Class B	2,350	65,682
Comcast Corp.-Class A	9,900	249,876
Dentsu, Inc.	1,100	29,602
DIRECTV (a)	2,900	145,754
Discovery Communications, Inc.-Class A (a)	1,000	43,560
Eutelsat Communications	1,123	49,909
Gannett Co., Inc.	800	11,408
Interpublic Group of Cos., Inc. (The)	1,700	20,281
Jupiter Telecommunications Co., Ltd.	16	17,277
McGraw-Hill Cos., Inc. (The)	1,100	46,717
Mediaset SpA	3,891	20,406
Modern Times Group AB	353	24,486
News Corp.-Class A	8,150	149,471
Omnicom Group, Inc.	1,000	46,770
Pearson PLC	3,391	63,802
Publicis Groupe SA	877	48,329
Reed Elsevier NV	4,977	66,962
Reed Elsevier PLC	3,309	30,065
Scripps Networks Interactive, Inc.-Class A	300	15,129
SES SA (FDR)	1,731	46,634
Singapore Press Holdings Ltd.	1,000	3,130
Time Warner Cable, Inc.-Class A	1,300	100,386
Time Warner, Inc.	3,950	143,898
Viacom, Inc.-Class B	2,100	105,861
Vivendi SA	5,137	143,897
Walt Disney Co. (The)	6,800	283,084
Washington Post Co. (The)-Class B	50	20,529
WPP PLC	5,248	65,463

		2,155,818

Multiline Retail - 0.1%
Big Lots, Inc. (a)	250	8,352
Family Dollar Stores, Inc.	450	25,083
Isetan Mitsukoshi Holdings Ltd.	2,300	21,249
JC Penney Co., Inc.	850	30,115
Kohl’s Corp.	1,050	55,902
Macy’s, Inc.	1,450	41,876
Marks & Spencer Group PLC	4,790	31,524
Next PLC	1,569	58,756
Nordstrom, Inc.	600	28,098
PPR	190	33,163
Sears Holdings Corp. (a)	150	10,650
Target Corp.	2,500	123,825

		468,593

Specialty Retail - 0.4%
Abercrombie & Fitch Co.-Class A	300	22,731
AutoNation, Inc. (a)	200	7,020
AutoZone, Inc. (a)	100	29,400
Bed Bath & Beyond, Inc. (a)	900	48,501
Best Buy Co., Inc.	1,150	36,524
CarMax, Inc. (a)	773	22,927
Esprit Holdings Ltd.	4,000	15,060
Fast Retailing Co., Ltd.	200	29,233

Company	Shares	U.S. $ Value
GameStop Corp.-Class A (a)	500	13,990
Gap, Inc. (The)	1,500	29,100
Hennes & Mauritz AB-Class B	4,272	159,008
Home Depot, Inc.	5,900	214,052
Inditex SA	912	83,112
Kingfisher PLC	7,188	34,055
Limited Brands, Inc.	900	35,964
Lowe’s Cos., Inc.	4,950	119,493
Nitori Holdings Co., Ltd.	350	30,528
O’Reilly Automotive, Inc. (a)	500	30,055
RadioShack Corp.	350	5,516
Ross Stores, Inc.	450	36,882
Shimamura Co., Ltd.	100	9,430
Staples, Inc.	2,500	42,050
Tiffany & Co.	450	34,047
TJX Cos., Inc.	1,400	74,228
Urban Outfitters, Inc. (a)	450	13,707
Yamada Denki Co., Ltd.	340	26,621

		1,203,234

Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	874	65,998
Burberry Group PLC	2,317	50,440
Christian Dior SA	238	36,830
Cie Financiere Richemont SA	2,181	142,549
Coach, Inc.	1,050	66,843
Luxottica Group SpA	932	29,753
LVMH Moet Hennessy Louis Vuitton SA	1,023	178,489
NIKE, Inc.-Class B	1,350	114,007
Pandora A/S	235	7,984
Polo Ralph Lauren Corp.-Class A	250	31,693
Swatch Group AG (The) (SWX Exchange) (a)	144	71,789
VF Corp.	300	29,901

		826,276

		9,522,934

Energy - 2.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,550	114,591
Cameron International Corp. (a)	850	40,511
Diamond Offshore Drilling, Inc.	250	18,418
FMC Technologies, Inc. (a)	900	40,167
Fugro NV	457	36,477
Halliburton Co.	3,250	162,987
Helmerich & Payne, Inc.	400	25,072
Nabors Industries Ltd. (a)	1,000	27,890
National Oilwell Varco, Inc.	1,500	108,870
Noble Corp.	893	37,390
Petrofac Ltd.	951	25,172
Rowan Cos., Inc. (a)	450	17,843
Saipem SpA	758	40,132
Schlumberger Ltd.	4,942	423,628
Seadrill Ltd.	1,471	53,300
Subsea 7 SA	1,136	30,306
Technip SA	343	37,020
Tenaris SA	2,373	57,761
Transocean Ltd.	1,317	92,049

Company	Shares	U.S. $ Value
WorleyParsons Ltd.	2,351	75,442

		1,465,026

Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	1,850	147,112
Apache Corp.	1,450	180,670
BG Group PLC	14,129	328,063
BP PLC	78,510	604,538
Cabot Oil & Gas Corp.	350	20,563
Cairn Energy PLC (a)	5,661	41,248
Chesapeake Energy Corp.	2,300	72,082
Chevron Corp.	7,200	755,352
ConocoPhillips	5,150	377,083
Consol Energy, Inc.	800	41,016
Denbury Resources, Inc. (a)	1,400	30,744
Devon Energy Corp.	1,600	134,512
El Paso Corp.	2,450	51,573
ENI SpA	10,232	245,379
EOG Resources, Inc.	950	103,683
EQT Corp.	500	27,090
Exxon Mobil Corp.	17,752	1,481,759
Galp Energia SGPS SA	1,473	31,279
Hess Corp.	1,150	90,884
Idemitsu Kosan Co., Ltd.	100	11,092
Inpex Corp.	9	65,400
JX Holdings, Inc.	9,000	59,480
Marathon Oil Corp.	2,600	140,842
Massey Energy Co.	350	23,100
Murphy Oil Corp.	700	48,223
Newfield Exploration Co. (a)	500	37,295
Noble Energy, Inc.	650	60,580
Occidental Petroleum Corp.	2,900	312,765
OMV AG	455	18,950
Origin Energy Ltd.	4,416	77,553
Peabody Energy Corp.	950	58,292
Pioneer Natural Resources Co.	400	36,728
QEP Resources, Inc.	618	26,883
Range Resources Corp.	550	30,756
Repsol YPF SA	3,061	104,590
Royal Dutch Shell PLC-Class A	14,816	535,722
Royal Dutch Shell PLC-Class B	11,265	406,609
Santos Ltd.	2,162	34,127
Southwestern Energy Co. (a)	1,200	52,524
Spectra Energy Corp.	2,250	62,078
Statoil ASA	4,663	122,877
Sunoco, Inc.	400	16,196
Tesoro Corp. (a)	500	12,200
TonenGeneral Sekiyu KK	3,000	36,778
Total SA	8,832	510,141
Tullow Oil PLC	3,706	82,460
Valero Energy Corp.	2,000	55,000
Williams Cos., Inc. (The)	2,050	64,350
Woodside Petroleum Ltd.	2,273	113,335

		7,981,556

		9,446,582

Company	Shares	U.S. $ Value
Health Care - 2.7%
Biotechnology - 0.2%
Actelion Ltd. (a)	892	48,570
Amgen, Inc. (a)	3,300	199,782
Biogen Idec, Inc. (a)	850	80,520
Celgene Corp. (a)	1,650	100,501
Cephalon, Inc. (a)	250	19,923
CSL Ltd.	2,404	87,081
Gilead Sciences, Inc. (a)	2,800	116,872

		653,249

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	2,050	122,016
Becton Dickinson and Co.	800	70,040
Boston Scientific Corp. (a)	5,350	38,413
CareFusion Corp. (a)	750	21,735
Cie Generale d’Optique Essilor International SA	840	68,174
Cochlear Ltd.	292	24,901
Covidien PLC	1,742	95,810
CR Bard, Inc.	300	33,534
DENTSPLY International, Inc.	500	19,620
Edwards Lifesciences Corp. (a)	410	36,379
Fresenius SE	873	91,772
Getinge AB	1,073	29,993
Intuitive Surgical, Inc. (a)	150	52,350
Medtronic, Inc.	3,850	156,695
Olympus Corp.	900	27,919
Smith & Nephew PLC	2,561	28,504
Sonova Holding AG	15	1,578
St Jude Medical, Inc.	1,150	58,270
Stryker Corp.	1,200	74,880
Synthes, Inc. (b)	191	33,296
Terumo Corp.	700	39,553
Varian Medical Systems, Inc. (a)	450	30,393
Zimmer Holdings, Inc. (a)	700	47,432

		1,203,257

Health Care Providers & Services - 0.3%
Aetna, Inc.	1,350	58,968
AmerisourceBergen Corp.-Class A	950	39,159
Cardinal Health, Inc.	1,200	54,504
CIGNA Corp.	950	47,395
Coventry Health Care, Inc. (a)	500	17,590
DaVita, Inc. (a)	350	29,418
Express Scripts, Inc.-Class A (a)	1,950	116,142
Fresenius Medical Care AG & Co. KGaA	508	36,793
Humana, Inc. (a)	600	48,318
Laboratory Corp. of America Holdings (a)	350	35,291
McKesson Corp.	900	77,049
Medco Health Solutions, Inc. (a)	1,450	86,797
Patterson Cos., Inc.	300	10,376
Quest Diagnostics, Inc.	550	32,131
Sonic Healthcare Ltd.	2,147	28,243
Tenet Healthcare Corp. (a)	1,700	10,846
UnitedHealth Group, Inc.	3,950	193,352

Company	Shares	U.S. $ Value
WellPoint, Inc.	1,350	105,529

		1,027,901

Health Care Technology - 0.0%
Cerner Corp. (a)	250	30,025

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	1,200	59,844
Life Technologies Corp. (a)	650	33,780
PerkinElmer, Inc.	400	11,076
Thermo Fisher Scientific, Inc. (a)	1,400	91,630
Waters Corp. (a)	350	34,496

		230,826

Pharmaceuticals - 1.8%
Abbott Laboratories	5,550	289,988
Allergan, Inc.	1,100	91,003
Astellas Pharma, Inc.	1,900	72,456
AstraZeneca PLC	6,025	314,510
Bayer AG	3,455	283,949
Bristol-Myers Squibb Co.	6,100	175,436
Chugai Pharmaceutical Co., Ltd.	1,500	24,675
Daiichi Sankyo Co., Ltd.	2,800	54,344
Dainippon Sumitomo Pharma Co., Ltd.	1,000	9,431
Eisai Co., Ltd.	1,100	41,824
Elan Corp. PLC (a)	3,189	30,943
Eli Lilly & Co.	3,600	138,528
Forest Laboratories, Inc. (a)	1,000	36,020
GlaxoSmithKline PLC	21,697	471,715
Hisamitsu Pharmaceutical Co., Inc.	500	21,295
Hospira, Inc. (a)	600	33,174
Johnson & Johnson	9,800	659,442
Kyowa Hakko Kirin Co., Ltd.	1,000	9,817
Merck & Co., Inc.	11,000	404,250
Merck KGaA	275	30,289
Mitsubishi Tanabe Pharma Corp.	1,000	16,860
Mylan, Inc. (a)	1,500	35,318
Novartis AG	9,194	593,204
Novo Nordisk A/S-Class B	1,820	228,801
Ono Pharmaceutical Co., Ltd.	600	31,552
Otsuka Holdings Co., Ltd.	1,100	28,845
Pfizer, Inc.	28,550	612,398
Roche Holding AG	2,936	516,947
Sanofi	4,634	367,491
Shionogi & Co., Ltd.	1,200	20,290
Shire PLC	2,349	74,405
Taisho Pharmaceutical Co., Ltd.	1,000	22,818
Takeda Pharmaceutical Co., Ltd.	3,100	147,242
Teva Pharmaceutical Industries Ltd.	3,835	195,334
UCB SA	533	25,499
Watson Pharmaceuticals, Inc. (a)	450	28,958

		6,139,051

		9,284,309

Company	Shares	U.S. $ Value
Equity:Other - 2.0%
Diversified/Specialty - 1.3%
Affine SA	100	2,963
Alexandria Real Estate Equities, Inc.	2,560	211,302
Allgreen Properties Ltd.	33,000	42,819
American Assets Trust, Inc.	1,600	35,872
Artis Real Estate Investment Trust	3,100	45,723
Azrieli Group	1,400	40,536
BioMed Realty Trust, Inc.	5,250	107,572
CA Immobilien Anlagen AG (a)	3,540	68,265
Campus Crest Communities, Inc.	1,200	15,360
Canadian Real Estate Investment Trust	2,700	94,361
CapLease, Inc.	2,300	11,753
CB Richard Ellis Group, Inc.-Class A (a)	1,000	26,430
Cheung Kong Holdings Ltd.	6,000	93,739
Cofinimmo	570	80,757
Country Garden Holdings Co.	140,500	61,839
Cousins Properties, Inc.	4,214	36,957
Daejan Holdings PLC	200	8,969
Dexus Property Group	200,080	189,522
DIC Asset AG	1,400	18,172
Digital Realty Trust, Inc.	3,760	234,511
Dundee Real Estate Investment Trust	2,100	72,330
DuPont Fabros Technology, Inc.	2,690	70,317
Eurobank Properties Real Estate Investment Co.	820	6,785
F&C Commercial Property Trust Ltd.	20,800	35,345
FKP Property Group	36,190	28,040
Fonciere Des Regions	1,170	123,698
Forest City Enterprises, Inc. (a)	5,560	106,585
H&R Real Estate Investment Trust	6,000	135,005
Helical Bar PLC	4,870	21,844
Hopson Development Holdings Ltd. (a)	29,500	28,006
Hysan Development Co., Ltd.	32,500	160,464
ING UK Real Estate Income Trust Ltd.	14,200	12,263
Inmobiliaria Colonial SA (a)	139,500	11,875
Investors Real Estate Trust	3,110	30,136
Invista Foundation Property	14,700	9,370
IRP Property Investments Ltd.	3,410	5,105
Kenedix Realty Investment Corp.-Class A	10	41,129
Kiwi Income Property Trust	40,100	34,431
Klovern AB	4,990	26,683
Kungsleden AB	5,600	56,816
Lamda Development SA (a)	500	2,806
Lexington Realty Trust	6,080	57,395
London & Stamford Property PLC	22,400	49,929
Minerva PLC (a)	6,670	12,810
Morguard Real Estate Investment Trust	1,700	27,162
Mucklow A & J Group PLC	1,000	5,758
New World China Land Ltd.	73,800	27,256
Nieuwe Steen Investments Funds NV	1,750	37,185
Premier Investment Corp.	5	23,871
Quintain Estates & Development PLC (a)	21,370	18,807
Shui On Land Ltd.	108,400	47,997
Soho China Ltd.	86,000	74,031
ST Modwen Properties PLC	6,200	18,528
Standard Life Investment Property Income Trust PLC	4,700	5,470
Suntec Real Estate Investment Trust	91,000	111,401

Company	Shares	U.S. $ Value
Swire Pacific Ltd.	3,000	46,384
TAG Immobilien AG (a)	2,420	25,308
Tokyu Land Corp.	15,870	72,715
Tokyu REIT, Inc.	5	33,516
Top REIT, Inc.	7	41,602
UK Commercial Property Trust Ltd.	14,800	20,391
Unite Group PLC (a)	6,580	23,348
United Urban Investment Corp.	61	69,650
Vornado Realty Trust	8,120	798,846
Washington Real Estate Investment Trust	2,690	92,886
Wereldhave Belgium NV	50	5,109
Wereldhave NV	870	86,167
Weyerhaeuser Co.	1,892	40,754
Wheelock & Co., Ltd.	3,000	12,587
Wihlborgs Fastigheter AB	3,120	49,165
Winthrop Realty Trust	800	9,816

		4,392,299

Health Care - 0.6%
Chartwell Seniors Housing Real Estate Investment Trust	5,800	51,783
Cogdell Spencer, Inc.	2,000	12,000
Extendicare Real Estate Investment Trust	3,300	42,202
HCP, Inc.	16,810	637,771
Health Care REIT, Inc.	7,670	407,967
Healthcare Realty Trust, Inc.	2,750	60,555
LTC Properties, Inc.	1,200	35,424
Medical Properties Trust, Inc.	4,580	56,609
National Health Investors, Inc.	1,200	56,544
Nationwide Health Properties, Inc.	5,200	227,760
Omega Healthcare Investors, Inc.	3,990	84,947
Primary Health Properties PLC	2,540	13,423
Senior Housing Properties Trust	5,830	140,794
Universal Health Realty Income Trust	460	19,923
Ventas, Inc.	7,350	414,540

		2,262,242

Triple Net - 0.1%
Agree Realty Corp.	400	9,100
Entertainment Properties Trust	1,910	92,788
Getty Realty Corp.	1,200	31,140
National Retail Properties, Inc.	3,470	89,456
Realty Income Corp.	4,920	172,889

		395,373

		7,049,914

Materials - 2.0%
Chemicals - 0.8%
Air Liquide SA	1,182	164,725
Air Products & Chemicals, Inc.	750	71,317
Airgas, Inc.	250	17,270
Akzo Nobel NV	1,204	87,220
Arkema SA	222	24,335
Asahi Kasei Corp.	5,000	32,897
BASF SE	3,838	355,923
CF Industries Holdings, Inc.	250	38,445
Daicel Chemical Industries Ltd.	1,000	6,439
Dow Chemical Co. (The)	4,200	151,746

Company	Shares	U.S. $ Value
Eastman Chemical Co.	250	26,463
Ecolab, Inc.	800	43,904
EI du Pont de Nemours & Co.	3,350	178,555
FMC Corp.	250	21,088
Givaudan SA (a)	29	32,003
Hitachi Chemical Co., Ltd.	1,400	28,514
Incitec Pivot Ltd.	9,134	37,592
International Flavors & Fragrances, Inc.	300	19,218
Israel Chemicals Ltd.	1,823	29,750
Israel Corp. Ltd. (The)	25	27,295
JSR Corp.	1,500	29,876
K&S AG	15	1,199
Kansai Paint Co., Ltd.	1,000	9,003
Koninklijke DSM NV	366	24,578
Kuraray Co., Ltd.	1,500	22,692
Lanxess AG	343	29,725
Linde AG	706	119,669
Makhteshim-Agan Industries Ltd. (a)	319	1,686
Mitsubishi Chemical Holdings Corp.	5,500	38,423
Mitsubishi Gas Chemical Co., Inc.	1,000	7,553
Mitsui Chemicals, Inc.	9,000	29,744
Monsanto Co.	1,900	134,976
Nitto Denko Corp.	700	36,765
Novozymes A/S	202	33,964
Orica Ltd.	1,047	29,220
PPG Industries, Inc.	600	53,220
Praxair, Inc.	1,100	116,424
Sherwin-Williams Co. (The)	300	26,352
Shin-Etsu Chemical Co., Ltd.	1,700	88,598
Showa Denko KK	4,000	8,175
Sigma-Aldrich Corp.	450	31,630
Sika AG	11	28,092
Solvay SA	253	37,867
Sumitomo Chemical Co., Ltd.	7,000	35,143
Syngenta AG (a)	395	136,536
Taiyo Nippon Sanso Corp.	3,000	23,432
Toray Industries, Inc.	6,000	45,638
Ube Industries Ltd.	3,000	9,319
Umicore SA	530	29,304
Wacker Chemie AG	219	49,024
Yara International ASA	733	44,196

		2,706,722

Construction Materials - 0.1%
CRH PLC (London)	2,957	64,762
Fletcher Building Ltd.	4,230	31,205
HeidelbergCement AG	941	65,660
Holcim Ltd. (a)	1,025	81,901
Lafarge SA	838	58,042
Vulcan Materials Co.	450	18,220

		319,790

Containers & Packaging - 0.0%
Amcor Ltd.	3,649	28,239
Ball Corp.	600	23,706
Bemis Co., Inc.	350	11,592
Owens-Illinois, Inc. (a)	550	17,666
Sealed Air Corp.	550	14,124

Company	Shares	U.S. $ Value
Toyo Seikan Kaisha Ltd.	1,600	24,848

		120,175

Metals & Mining - 1.0%
AK Steel Holding Corp.	350	5,355
Alcoa, Inc.	3,750	63,038
Allegheny Technologies, Inc.	350	23,450
Alumina Ltd.	19,342	47,818
Anglo American PLC	5,510	275,882
Antofagasta PLC	1,780	39,110
ArcelorMittal (Euronext Amsterdam)	3,587	120,103
BHP Billiton Ltd.	13,084	623,068
BHP Billiton PLC	9,222	365,715
Boliden AB	1,951	38,308
Cliffs Natural Resources, Inc.	500	45,350
Eramet	52	17,488
Eurasian Natural Resources Corp. PLC	2,481	34,657
Fortescue Metals Group Ltd.	8,833	61,757
Freeport-McMoRan Copper & Gold, Inc.	3,350	172,994
Fresnillo PLC	1,708	41,153
Iluka Resources Ltd.	1,674	27,955
JFE Holdings, Inc.	1,900	47,640
Kazakhmys PLC	928	20,169
Kobe Steel Ltd.	10,000	21,631
Lynas Corp. Ltd. (a)	5,661	14,326
Mitsubishi Materials Corp.	5,000	15,524
Newcrest Mining Ltd.	3,194	135,302
Newmont Mining Corp.	1,750	98,998
Nippon Steel Corp.	21,000	62,738
Norsk Hydro ASA	4,164	33,501
Nucor Corp.	1,100	46,574
Outokumpu Oyj	1,228	18,155
OZ Minerals Ltd.	2,443	37,823
Randgold Resources Ltd.	278	22,856
Rio Tinto Ltd.	1,821	159,062
Rio Tinto PLC	6,057	422,065
SSAB AB	1,547	25,906
Sumitomo Metal Industries Ltd.	14,000	28,733
Sumitomo Metal Mining Co., Ltd.	2,000	32,456
ThyssenKrupp AG	819	39,024
Titanium Metals Corp. (a)	300	5,619
United States Steel Corp.	500	23,055
Voestalpine AG	727	36,496
Xstrata PLC	8,597	202,737

		3,553,591

Paper & Forest Products - 0.1%
International Paper Co.	1,550	48,391
MeadWestvaco Corp.	550	18,711
Nippon Paper Group, Inc.	1,000	21,182
OJI Paper Co., Ltd.	6,000	26,653
Stora Enso Oyj	2,992	33,553
Svenska Cellulosa AB-Class B	1,716	26,723
UPM-Kymmene Oyj	1,790	33,815

		209,028

		6,909,306

Company	Shares	U.S. $ Value
Retail - 1.5%
Regional Mall - 0.7%
Alexander’s, Inc.	140	54,911
CBL & Associates Properties, Inc.	5,690	109,476
General Growth Properties, Inc.	19,800	326,304
Glimcher Realty Trust	4,080	41,779
Macerich Co. (The)	5,370	291,967
Pennsylvania Real Estate Investment Trust	2,210	37,924
Simon Property Group, Inc.	13,120	1,548,947
Taubman Centers, Inc.	1,750	105,997

		2,517,305

Shopping Center/Other Retail - 0.8%
Acadia Realty Trust	1,660	34,279
Bunnings Warehouse Property Trust	21,460	40,648
Calloway Real Estate Investment Trust	4,000	105,981
Capital & Counties Properties PLC	25,580	75,902
Capital Shopping Centres Group	26,580	179,085
Cedar Shopping Centers, Inc.	2,550	13,515
Charter Hall Retail REIT	12,576	44,933
Citycon Oyj	7,580	36,652
Crombie Real Estate Investment Trust	1,400	18,814
Deutsche Euroshop AG	2,115	87,926
Developers Diversified Realty Corp.	10,470	151,710
Development Securities PLC	5,070	19,599
Equity One, Inc.	2,430	47,652
Eurocommercial Properties N.V.	1,590	83,660
Federal Realty Investment Trust	2,530	221,628
First Capital Realty, Inc.	2,680	46,472
Immobiliare Grande Distribuzione	4,900	11,988
Inland Real Estate Corp.	3,500	31,955
Japan Retail Fund Investment Corp.	70	113,391
Kimco Realty Corp.	18,180	354,692
Kite Realty Group Trust	2,600	13,026
Mercialys SA	1,890	81,795
Primaris Retail Real Estate Investment Trust	2,800	60,922
Ramco-Gershenson Properties Trust	1,530	20,104
Regency Centers Corp.	3,420	158,380
Retail Opportunity Investments Corp.	1,700	18,632
RioCan Real Estate Investment Trust (Toronto)	10,700	280,960
Saul Centers, Inc.	590	23,553
Shaftesbury PLC	10,260	91,047
Tanger Factory Outlet Centers	3,340	91,716
Urstadt Biddle Properties, Inc.	800	15,328
Vastned Retail NV	810	61,837
Weingarten Realty Investors	4,970	132,301

		2,770,083

		5,287,388

Office - 1.5%
Office - 1.5%
Allied Properties Real Estate Investment Trust	1,700	41,884
Allreal Holding AG (a)	330	54,168
Alstria Office REIT-AG	2,920	45,762
Befimmo SCA Sicafi	670	60,609
Beni Stabili SpA	39,500	42,762
Boston Properties, Inc.	6,350	688,023
Brandywine Realty Trust	5,400	68,904
Brookfield Properties Corp.	15,500	303,169

Company	Shares	U.S. $ Value
CapitaCommercial Trust	87,700	104,560
Castellum AB	7,060	110,797
Champion REIT	103,700	59,238
Charter Hall Office REIT	20,313	78,501
CLS Holdings PLC (a)	1,020	10,822
Cominar Real Estate Investment Trust	2,600	59,978
Commonwealth Property Office Fund	100,790	98,591
CommonWealth REIT	2,930	76,473
Corporate Office Properties Trust	2,750	97,405
Derwent London PLC	4,200	126,756
Douglas Emmett, Inc.	3,790	79,780
Duke Realty Corp.	10,360	155,814
Fabege AB	6,640	72,983
Franklin Street Properties Corp.	3,220	44,082
Government Properties Income Trust	1,220	32,306
Great Portland Estates PLC	12,880	93,834
Highwoods Properties, Inc.	2,930	105,714
Hongkong Land Holdings Ltd.	70,000	518,703
Hufvudstaden AB-Class A	6,080	77,003
Intervest Offices	250	8,171
Investa Office Fund	112,230	76,212
Japan Prime Realty Investment Corp.	30	87,129
Kilroy Realty Corp.	2,320	96,210
Liberty Property Trust	4,630	166,958
Mack-Cali Realty Corp.	3,620	128,003
Mori Trust Sogo Reit, Inc.	6	61,271
Nomura Real Estate Office Fund, Inc.	13	90,811
Norwegian Property ASA	20,600	43,015
Orix JREIT, Inc.	10	54,149
Parkway Properties Inc.	900	16,524
Piedmont Office Realty Trust, Inc.	7,100	145,976
PS Business Parks, Inc.	790	45,417
PSP Swiss Property AG (a)	1,830	173,810
SL Green Realty Corp.	3,180	286,232
Societe de la Tour Eiffel	220	20,965
Societe Immobiliere de Location pour l’Industrie et le Commerce	590	85,894
Sponda Oyj	11,410	67,341
Swiss Prime Site AG (a)	1,680	143,792
Technopolis PLC	2,560	14,140
Tokyo Tatemono Co., Ltd.	12,860	46,545
Vastned Offices/Industrial NV	700	12,502
Workspace Group PLC	47,540	22,288
Zueblin Immobilien Holding AG (a)	1,790	7,987

		5,209,963

Residential - 1.3%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	1,240	72,850
Sun Communities, Inc.	790	31,474

		104,324

Multi-Family - 1.0%
Agile Property Holdings Ltd.	57,600	99,170
Apartment Investment & Management Co.-Class A	5,190	138,729
Associated Estates Realty Corp.	1,600	26,976
AvalonBay Communities, Inc.	3,850	512,319
Boardwalk Real Estate Investment Trust	2,000	99,376

Company	Shares	U.S. $ Value
BRE Properties, Inc.	3,070	156,631
Camden Property Trust	2,900	186,412
Canadian Apartment Properties REIT	3,200	63,052
China Resources Land Ltd.	88,700	158,888
Colonia Real Estate AG (a)	630	4,714
Colonial Properties Trust	3,100	65,410
Conwert Immobilien Invest SE	3,380	56,278
Deutsche Wohnen AG (a)	3,400	53,431
Equity Residential	13,100	809,973
Essex Property Trust, Inc.	1,330	183,021
GAGFAH SA	3,700	28,801
Grainger PLC	12,880	26,548
GSW Immobilien AG (a)	1,300	41,935
Home Properties, Inc.	1,550	95,945
Killam Properties, Inc.	1,800	20,195
KWG Property Holding Ltd.	48,000	34,100
Mid-America Apartment Communities, Inc.	1,430	98,027
Northern Property Real Estate Investment Trust	1,200	36,724
Patrizia Immobilien AG (a)	1,000	7,285
Post Properties, Inc.	2,050	86,305
Shenzhen Investment Ltd.	109,300	34,180
Shimao Property Holdings Ltd.	58,500	78,152
Transglobe Apartment Real Estate Investment Trust	1,400	16,430
UDR, Inc.	7,480	194,929
Wing Tai Holdings Ltd.	25,100	31,953
Yanlord Land Group Ltd.	23,900	25,976

		3,471,865

Self Storage - 0.3%
Big Yellow Group PLC	5,450	30,598
Extra Space Storage, Inc.	3,600	78,336
Public Storage	5,770	682,822
Safestore Holdings PLC	7,640	19,040
Sovran Self Storage, Inc.	1,180	49,513
U-Store-It Trust	3,780	42,601

		902,910

Student Housing - 0.0%
American Campus Communities, Inc.	2,720	96,125
Education Realty Trust, Inc.	2,930	25,491

		121,616

		4,600,715

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	21,100	665,916
Belgacom SA	767	26,794
Bezeq Israeli Telecommunication Corp. Ltd.	9,677	24,609
BT Group PLC	32,400	107,229
CenturyLink, Inc.	2,173	93,852
Deutsche Telekom AG	11,846	176,357
Elisa Oyj	1,060	23,442
France Telecom SA	7,747	177,439
Frontier Communications Corp.	3,496	30,940
Hellenic Telecommunications Organization SA	713	7,307
Koninklijke KPN NV	6,761	99,292
Nippon Telegraph & Telephone Corp.	2,000	94,115

Company	Shares	U.S. $ Value
PCCW Ltd.	16,000	6,176
Portugal Telecom SGPS SA	1,580	17,238
Singapore Telecommunications Ltd.	33,000	84,020
Swisscom AG	105	48,378
TDC A/S(a)	1,547	14,072
Tele2 AB-Class B	968	19,019
Telecom Italia SpA (ordinary shares)	39,139	55,520
Telecom Italia SpA (savings shares)	14,099	17,263
Telefonica SA	17,043	414,454
Telekom Austria AG	684	8,859
Telenor ASA	3,467	58,756
TeliaSonera AB	9,382	73,158
Telstra Corp. Ltd.	19,034	61,487
Verizon Communications, Inc.	10,100	372,993
Windstream Corp.	1,750	23,537

		2,802,222

Wireless Telecommunication Services - 0.3%
American Tower Corp.-Class A (a)	1,400	77,672
KDDI Corp.	12	86,064
MetroPCS Communications, Inc. (a)	900	16,110
Millicom International Cellular SA (a)	366	42,461
Mobistar SA	10	717
NTT DoCoMo, Inc.	64	119,234
Softbank Corp.	3,200	124,327
Sprint Nextel Corp. (a)	10,650	62,303
StarHub Ltd.	2,000	4,525
Vodafone Group PLC	220,086	611,969

		1,145,382

		3,947,604

Utilities - 1.1%
Electric Utilities - 0.6%
Acciona SA	81	8,808
American Electric Power Co., Inc.	1,700	64,940
Cheung Kong Infrastructure Holdings Ltd.	1,000	4,721
Chubu Electric Power Co., Inc.	2,700	42,581
Chugoku Electric Power Co., Inc. (The)	1,200	17,008
CLP Holdings Ltd.	8,000	68,023
Contact Energy Ltd. (a)	901	4,462
Duke Energy Corp.	4,700	88,125
E.ON AG	7,525	214,005
EDF SA	1,102	44,794
Edison International	1,150	45,264
EDP - Energias de Portugal SA	10,719	39,953
Enel SpA	27,505	189,297
Entergy Corp.	650	44,297
Exelon Corp.	2,350	98,347
FirstEnergy Corp.	1,466	65,413
Fortum Oyj	1,927	64,476
Hokkaido Electric Power Co., Inc.	200	2,935
Hokuriku Electric Power Co.	1,100	18,653
Hongkong Electric Holdings Ltd.	6,000	42,743
Iberdrola SA	16,866	149,637
Kansai Electric Power Co., Inc. (The)	3,200	54,506
Kyushu Electric Power Co., Inc.	1,600	24,225
NextEra Energy, Inc.	1,500	86,925

Company	Shares	U.S. $ Value
Northeast Utilities	600	21,144
Pepco Holdings, Inc.	750	14,977
Pinnacle West Capital Corp.	400	18,104
PPL Corp.	1,700	47,923
Progress Energy, Inc.	1,050	50,001
Red Electrica Corp. SA	368	22,296
Scottish & Southern Energy PLC	3,857	87,543
Shikoku Electric Power Co., Inc.	700	14,394
Southern Co.	3,000	120,240
Terna Rete Elettrica Nazionale SpA	7,340	35,863
Tohoku Electric Power Co., Inc.	1,800	21,042
Tokyo Electric Power Co., Inc. (The)	5,900	23,080
Verbund AG	550	24,703

		1,985,448

Gas Utilities - 0.1%
Enagas	1,217	28,738
Gas Natural SDG SA	1,654	31,480
Hong Kong & China Gas Co., Ltd.	19,800	45,545
Nicor, Inc.	150	8,244
Oneok, Inc.	400	28,436
Osaka Gas Co., Ltd.	8,000	28,335
Snam Rete Gas SpA	5,586	32,980
Tokyo Gas Co., Ltd.	11,000	46,821

		250,579

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	2,300	29,808
Constellation Energy Group, Inc.	700	26,026
Electric Power Development Co., Ltd.	500	11,805
Iberdrola Renovables SA	1,621	7,183
International Power PLC	5,295	27,777
NRG Energy, Inc. (a)	850	21,046

		123,645

Multi-Utilities - 0.4%
AGL Energy Ltd.	1,906	29,275
Ameren Corp.	850	25,254
CenterPoint Energy, Inc.	1,500	28,995
Centrica PLC	21,500	112,729
CMS Energy Corp.	850	16,949
Consolidated Edison, Inc.	1,050	55,713
Dominion Resources, Inc.	2,050	97,826
DTE Energy Co.	600	30,972
GDF Suez	5,197	191,749
Integrys Energy Group, Inc.	250	13,085
National Grid PLC	14,467	149,361
NiSource, Inc.	950	19,285
PG&E Corp.	1,400	60,732
Public Service Enterprise Group, Inc.	1,750	58,625
RWE AG	1,750	102,141
SCANA Corp.	400	16,268
Sempra Energy	850	46,895
Suez Environnement Co.	2,173	45,674
TECO Energy, Inc.	750	14,400
United Utilities Group PLC	4,104	42,055
Veolia Environnement	828	25,201
Wisconsin Energy Corp.	800	25,016

Company	Shares	U.S. $ Value
Xcel Energy, Inc.	1,700	42,058

		1,250,258

Water Utilities - 0.0%
Severn Trent PLC	63	1,572

		3,611,502

Lodging - 0.4%
Lodging - 0.4%
Ashford Hospitality Trust, Inc.	2,710	38,672
CDL Hospitality Trusts	30,000	50,600
DiamondRock Hospitality Co.	6,920	79,580
FelCor Lodging Trust, Inc. (a)	4,890	30,465
Hersha Hospitality Trust	6,990	42,080
Hospitality Properties Trust	5,110	126,115
Host Hotels & Resorts, Inc.	30,410	534,608
InnVest Real Estate Investment Trust	3,700	26,962
Intercontinental Hotels Group PLC	2,079	44,354
LaSalle Hotel Properties	3,150	88,137
Orient-Express Hotels Ltd.-Class A (a)	4,130	48,280
Strategic Hotels & Resorts, Inc. (a)	6,200	41,478
Sunstone Hotel Investors, Inc. (a)	4,880	49,629
Whitbread PLC	1,438	38,638

		1,239,598

Total Common Stocks (cost $109,052,749)		127,119,189

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Commerzbank AG (a)	7,647	9,739
Intesa Sanpaolo SpA (a)	32,183	5,692

		15,431

Diversified Financial Services - 0.0%
Eurazeo (a)	295	443

		15,874

Utilities - 0.0%
Gas Utilities - 0.0%
Gas Natural SDG SA (a)	1,654	1,135

Office - 0.0%
Office - 0.0%
Brookfield Office Properties, Inc. (a)	15,500	310

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG (a)	455	0

Total Rights (cost $13,129)		17,319

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 58.7%
Investment Companies - 58.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c)	202,357,676	202,357,676

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill Zero Coupon, 6/16/11	500	499,979

Total Short-Term Investments (cost $202,857,655)		202,857,655

Total Investments - 95.5% (cost $311,923,533) (d)		329,994,163
Other assets less liabilities - 4.5% (e)		15,472,668

Net Assets - 100.0%		$345,466,831

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	23	June 2011	$2,958,231	$2,892,347	$(65,884)
Euro STOXX 50 Futures	245	June 2011	10,159,375	10,073,193	(86,182)
FTSE 100 Index Futures	64	June 2011	6,290,039	6,280,476	(9,563)
FTSE MIB Index Futures	3	June 2011	474,800	455,453	(19,347)
Hang Seng Index Futures	6	June 2011	863,696	908,137	44,441
IBEX 35 Index Futures	2	June 2011	298,650	301,650	3,000
MSCI EAFE Mini Index Futures	94	June 2011	7,616,139	8,182,230	566,091
OMX 30 Index Futures	87	June 2011	1,639,725	1,626,814	(12,911)
Russell 2000 Mini Index Futures	103	June 2011	8,269,009	8,732,340	463,331
S&P 500 E Mini Index Futures	1,684	June 2011	108,574,187	113,156,380	4,582,193
S+P Midcap 400 EMini Index Futures	214	June 2011	20,279,459	21,391,440	1,111,981
Topix Index Futures	57	June 2011	5,966,334	5,856,643	(109,691)

					$6,467,459

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 9/15/11	457	$480,590	$481,422	$832
BNP Paribas SA:
Euro settling 9/15/11	696	1,012,722	998,850	(13,872)
Citibank N.A.:
Great British Pound settling 9/15/11	454	745,926	745,822	(104)
Credit Suisse London Branch (GFX):
Japanese Yen settling 9/15/11	51,821	648,006	636,083	(11,923)
Swiss Franc settling 6/15/11	352	376,946	412,736	35,790
Royal Bank of Scotland PLC:
Euro settling 6/15/11	4,019	5,587,415	5,782,046	194,631
Euro settling 6/15/11	793	1,102,468	1,140,871	38,403
Great British Pound settling 6/15/11	492	793,586	809,212	15,626
Japanese Yen settling 6/15/11	66,386	802,461	814,486	12,025
State Street Bank and Trust Co.:
Australian Dollar settling 6/15/11	1,250	1,309,275	1,332,481	23,206
Euro settling 6/15/11	3,592	5,169,570	5,167,730	(1,840)
Euro settling 6/15/11	793	1,178,556	1,140,871	(37,685)
Great British Pound settling 6/15/11	2,286	3,726,432	3,759,874	33,442
Great British Pound settling 6/15/11	382	637,336	628,290	(9,046)
Japanese Yen settling 6/15/11	253,079	3,044,559	3,105,010	60,451
Japanese Yen settling 6/15/11	67,943	837,520	833,588	(3,932)
Norwegian Krone settling 6/15/11	935	172,432	173,511	1,079
Swiss Franc settling 6/15/11	1,137	1,271,784	1,333,187	61,403
Swiss Franc settling 6/15/11	329	380,932	385,768	4,836
Westpac Banking Corp.:
Australian Dollar settling 6/15/11	375	373,623	399,744	26,121
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 6/15/11	44,036	525,973	540,275	(14,302)
Citibank N.A.:
Euro settling 6/15/11	3,428	4,752,764	4,931,787	(179,023)
Credit Suisse London Branch (GFX):
Euro settling 6/15/11	793	1,147,130	1,140,871	6,259
Great British Pound settling 6/15/11	317	515,036	521,382	(6,346)
Swiss Franc settling 6/15/11	347	387,082	406,874	(19,792)
UBS AG:
Euro settling 6/15/11	591	806,721	850,259	(43,538)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	3,691	1-Month USD-LIBOR-BBA Plus a specified spread*	$11,302	3/19/12	Citibank, N.A.	$359,367

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Russell 2000 Total Return index	1,138	1-Month USD-LIBOR-BBA Less a specified spread*	$4,199	5/15/12	Citibank, N.A.	$131,793
Receive	FTSE EPRA/NAREIT Developed Real Estate index	2,029	1-Month USD-LIBOR-BBA Plus a specified spread*	6,300	5/15/12	Deutsche Bank AG	110,362
Receive	FTSE EPRA/NAREIT Developed Real Estate index	1,871	1-Month USD-LIBOR-BBA Plus a specified spread*	5,729	5/15/12	JPMorgan Chase Bank, N.A.	182,229
Receive	FTSE EPRA/NAREIT Developed Real Estate index	1,750	1-Month USD-LIBOR-BBA	5,359	3/15/12	Morgan Stanley Capital Services Inc.	170,869
Receive	Russell 2000 Total Return index	591	1-Month USD-LIBOR-BBA Less a specified spread*	2,181	6/15/11	Morgan Stanley Capital Services Inc.	68,475
Receive	Russell 2000 Total Return index	398	1-Month USD-LIBOR-BBA Less a specified spread*	1,468	5/15/12	Morgan Stanley Capital Services Inc.	46,063
Receive	FTSE EPRA/NAREIT Developed Real Estate index	103	1-Month USD-LIBOR-BBA Plus a specified spread*	315	5/15/12	UBS AG	10,028

							$1,079,186

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the market value of this security amounted to $33,296 or 0.0% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,066,022 and gross unrealized depreciation of investments was $(1,995,392), resulting in net unrealized appreciation of $18,070,630.
(e)	An amount of U.S. $11,930,518 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
LIBOR	-	London Interbank Offered Rates
REG	-	Registered Shares

AllianceBernstein Pooling Portfolios

Volatility Management

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$6,041,330	$22,817,172	$—	$28,858,502
Industrials	5,918,681	6,516,537	1,224	12,436,442
Information Technology	7,868,606	2,202,746	—	10,071,352
Consumer Staples	4,923,292	4,719,786	—	9,643,078
Consumer Discretionary	4,840,969	4,681,965	—	9,522,934
Energy	5,569,302	3,877,280	—	9,446,582
Health Care	5,104,974	4,179,335	—	9,284,309
Equity:Other	5,312,398	1,737,516	—	7,049,914
Materials	1,671,890	5,237,416	—	6,909,306
Retail	4,427,164	860,224	—	5,287,388
Office	2,915,684	2,294,279	—	5,209,963
Residential	4,138,296	462,419	—	4,600,715
Telecommunication Services	1,465,546	2,482,058	—	3,947,604
Utilities	1,555,472	2,056,030	—	3,611,502
Lodging	1,106,006	133,592	—	1,239,598
Rights	17,009	—	310	17,319
Short-Term Investments
Investment Companies	202,357,676	—	—	202,357,676
U.S. Treasury Bill	—	499,979	—	499,979

Total Investments in Securities	265,234,295	64,758,334+	1,534	329,994,163
Other Financial Instruments* :
Assets
Futures Contracts	6,771,037	—	—	6,771,037
Forward Currency Exchange Contracts	—	514,104	—	514,104
Total Return Swap Contracts	—	1,079,186	—	1,079,186
Liabilities
Futures Contracts	(303,578)	—	—	(303,578)
Forward Currency Exchange Contracts	—	(341,403)	—	(341,403)

Total	$271,701,754	$66,010,221	$1,534	$337,713,509

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Industrials	Rights	Total
Balance as of 8/31/10	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	10	(1,244)	(1,234)
Purchases	1,214	1,554	2,768
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 5/31/11	$1,224	$310	$1,534

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$10	$(1,244)	$(1,234)

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 70.6%
Industrial - 55.5%
Basic - 4.6%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	493	$512,720
Aleris International, Inc.
7.625%, 2/15/18 (a)		1,100	1,145,375
Alpha Natural Resources, Inc.
6.25%, 6/01/21		600	610,500
Arch Western Finance LLC
6.75%, 7/01/13		696	698,610
Calcipar SA
6.875%, 5/01/18 (a)		479	495,765
Celanese US Holdings LLC
6.625%, 10/15/18		172	181,245
Consol Energy, Inc.
8.25%, 4/01/20	EUR	525	582,750
Domtar Corp.
7.125%, 8/15/15	U.S.$	626	691,730
Drummond Co., Inc.
7.375%, 2/15/16		530	541,925
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (a)		425	442,000
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		595	632,188
8.25%, 5/01/16 (a)		375	425,625
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	545,000
Huntsman International LLC
5.50%, 6/30/16		400	397,500
8.625%, 3/15/21		241	269,619
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		1,000	1,028,750
Kerling PLC
10.625%, 2/01/17 (a)	EUR	535	835,361
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 3/01/19 (a)	U.S.$	101	102,010
Lyondell Chemical Co.
11.00%, 5/01/18		715	805,269
MacDermid, Inc.
9.50%, 4/15/17 (a)		675	720,562
Nalco Co.
6.625%, 1/15/19 (a)		291	302,276
NewMarket Corp.
7.125%, 12/15/16		615	641,138
NewPage Corp.
10.00%, 5/01/12		397	167,236
11.375%, 12/31/14		750	723,750
Nova Chemicals Corp.
8.625%, 11/01/19		501	567,383
Omnova Solutions, Inc.
7.875%, 11/01/18 (a)		809	818,101

	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
7.375%, 11/01/16		545	615,850
Polymer Group, Inc.
7.75%, 2/01/19 (a)		1,300	1,339,000
Polypore International, Inc.
7.50%, 11/15/17 (a)		380	403,750
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	537,323
Rhodia SA
6.875%, 9/15/20 (a)		406	473,498
Steel Dynamics, Inc.
7.75%, 4/15/16		2,230	2,366,587
TPC Group LLC
8.25%, 10/01/17 (a)		1,047	1,120,290
United States Steel Corp.
7.00%, 2/01/18		825	860,062
7.375%, 4/01/20		370	387,575
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16		900	931,500
Weyerhaeuser Co.
7.375%, 3/15/32		685	764,644

			24,684,467

Capital Goods - 4.9%
Alliant Techsystems, Inc.
6.875%, 9/15/20		320	336,800
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		320	341,600
Berry Plastics Corp.
9.75%, 1/15/21		1,300	1,301,625
Bombardier, Inc.
7.50%, 3/15/18 (a)		624	698,880
Building Materials Corp. of America
7.00%, 2/15/20 (a)		689	720,005
7.50%, 3/15/20 (a)		499	523,950
CNH America LLC
7.25%, 1/15/16		935	1,020,319
CPI International Acquisition, Inc.
8.00%, 2/15/18 (a)		529	522,387
Griffon Corp.
7.125%, 4/01/18 (a)		287	292,740
Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	834	1,221,213
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (a)	U.S.$	256	266,880
7.125%, 3/15/21 (a)		254	265,112
KUKA AG
8.75%, 11/15/17 (a)	EUR	361	562,635
Manitowoc Co., Inc.(The)
8.50%, 11/01/20	U.S.$	922	1,002,675
Masco Corp.
6.125%, 10/03/16		160	166,865

	Principal Amount (000)		U.S. $ Value
7.125%, 3/15/20		900	940,232
Mohawk Industries, Inc.
6.875%, 1/15/16		1,377	1,499,209
Nordenia Holdings AG
9.75%, 7/15/17 (a)	EUR	517	813,126
Nortek, Inc.
8.50%, 4/15/21 (a)	U.S.$	1,262	1,203,632
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,230,150
Ply Gem Industries, Inc.
8.25%, 2/15/18 (a)		1,100	1,086,250
Pregis Corp.
6.327%, 4/15/13 (b)	EUR	500	692,567
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21 (a)	U.S.$	1,850	1,882,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)		712	740,480
8.50%, 10/15/16 (a)		118	126,260
9.00%, 4/15/19 (a)		638	677,077
RSC Equipment Rental Inc/RSC Holdings III LLC
8.25%, 2/01/21		750	774,375
10.25%, 11/15/19		500	566,250
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	500	750,130
Terex Corp.
8.00%, 11/15/17	U.S.$	536	554,760
TransDigm, Inc.
7.75%, 12/15/18 (a)		1,200	1,275,000
United Rentals North America, Inc.
8.375%, 9/15/20		825	858,000
USG Corp.
6.30%, 11/15/16		1,115	1,053,675

			25,967,234

Communications - Media - 7.0%
Allbritton Communications Co.
8.00%, 5/15/18		510	531,675
Cablevision Systems Corp.
8.00%, 4/15/20		1,750	1,920,625
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16		1,000	1,190,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		1,625	1,659,531
7.00%, 1/15/19 (a)		625	636,719
7.875%, 4/30/18		664	703,840
8.125%, 4/30/20		219	236,794
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		850	807,500
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)		1,015	1,078,437

	Principal Amount (000)	U.S. $ Value
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/12 (a)	800	836,000
Clear Channel Communications, Inc.
10.75%, 8/01/16	1,635	1,569,600
Clear Channel Worldwide Holdings, Inc.
Series B
9.25%, 12/15/17	1,440	1,573,200
CSC Holdings LLC
7.625%, 7/15/18	535	583,819
7.875%, 2/15/18	640	700,800
Cumulus Media, Inc.
7.75%, 5/01/19 (a)	373	373,000
Dex One Corp.
12.00%, 1/29/17 (c)	338	153,907
DISH DBS Corp.
6.625%, 10/01/14	970	1,033,050
6.75%, 6/01/21 (a)	1,100	1,111,000
7.125%, 2/01/16	650	693,875
EH Holding Corp.
7.625%, 6/15/21 (a)	765	782,213
Houghton Mifflin Harcourt Publishing Co.
10.50%, 6/01/19 (a)	400	401,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)	1,100	1,102,750
11.25%, 6/15/16	612	648,720
Intelsat Luxembourg SA
11.25%, 2/04/17	1,725	1,863,000
11.50%, 2/04/17 (c)	1,598	1,731,981
11.50%, 2/04/17 (a)(c)	300	325,125
Kabel BW Erste Beteiligungs GMBH/Kabel Baden-Wurttemberg GMBH & Co. KG
7.50%, 3/15/19 (a)	402	418,583
Lamar Media Corp.
6.625%, 8/15/15	940	961,150
Liberty Media LLC
5.70%, 5/15/13	545	569,525
LIN Television Corp.
6.50%, 5/15/13	725	725,000
Local TV Finance LLC
9.25%, 6/15/15 (a)(c)	525	525,000
New York Times Co. (The)
6.625%, 12/15/16	500	514,375
Quebecor Media, Inc.
7.75%, 3/15/16	2,455	2,547,062
Rainbow National Services LLC
10.375%, 9/01/14 (a)	473	490,738
RR Donnelley & Sons Co.
7.25%, 5/15/18	374	378,601
Sinclair Television Group, Inc.
8.375%, 10/15/18	600	640,500
Univision Communications, Inc.
6.875%, 5/15/19 (a)	1,000	1,000,000

	Principal Amount (000)		U.S. $ Value
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)		550	548,625
Valassis Communications, Inc.
6.625%, 2/01/21 (a)		500	496,875
WMG Holdings Corp.
9.50%, 12/15/14		1,496	1,553,970
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		975	1,035,937
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	400	600,824

			37,254,926

Communications - Telecommunications - 5.1%
Cincinnati Bell, Inc.
8.75%, 3/15/18	U.S.$	250	241,250
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		1,200	1,309,500
Cricket Communications, Inc.
7.75%, 5/15/16-10/15/20		1,060	1,107,400
Crown Castle International Corp.
7.125%, 11/01/19		1,000	1,065,000
Digicel Group Ltd.
10.50%, 4/15/18 (a)		1,083	1,223,790
eAccess Ltd.
8.25%, 4/01/18 (a)		646	657,305
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (d)		1,966	17,203
Frontier Communications Corp.
6.25%, 1/15/13		851	895,678
9.00%, 8/15/31		545	568,844
Level 3 Financing, Inc.
8.75%, 2/15/17		685	705,550
9.25%, 11/01/14		775	798,250
9.375%, 4/01/19 (a)		550	578,875
MetroPCS Wireless, Inc.
7.875%, 9/01/18		1,950	2,098,687
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)		1,058	1,098,204
NII Capital Corp.
7.625%, 4/01/21		749	794,876
PAETEC Holding Corp.
9.875%, 12/01/18 (a)		1,045	1,120,763
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	725	1,162,809
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	1,315	1,275,550
8.75%, 3/15/32		1,180	1,302,425
Sprint Nextel Corp.
6.00%, 12/01/16		1,000	1,017,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	533,906
tw telecom holdings, Inc
8.00%, 3/01/18	U.S.$	1,039	1,128,614

	Principal Amount (000)		U.S. $ Value
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
8.375%, 4/30/13 (a)		1,060	1,155,400
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		1,850	1,961,000
Windstream Corp.
7.50%, 4/01/23		1,750	1,802,500
7.875%, 11/01/17		675	738,281
8.125%, 9/01/18		900	982,125

			27,341,285

Consumer Cyclical-Automotive - 3.6%
Affinia Group, Inc.
9.00%, 11/30/14 (a)		305	312,625
9.00%, 11/30/14		545	558,625
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		700	694,750
11.00%, 11/01/15 (a)		560	602,000
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		427	436,607
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18		325	352,219
Dana Holding Corp.
6.50%, 2/15/19		140	139,300
6.75%, 2/15/21		111	111,000
Delphi Corp.
5.875%, 5/15/19 (a)		433	429,752
6.125%, 5/15/21 (a)		325	325,000
Ford Motor Co.
7.45%, 7/16/31		1,000	1,135,487
Ford Motor Credit Co. LLC
3.033%, 1/13/12 (b)		2,785	2,802,657
7.00%, 10/01/13		2,734	2,960,490
8.00%, 12/15/16		2,665	3,084,487
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	375	550,456
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	U.S.$	964	1,057,990
8.75%, 8/15/20		857	959,840
Meritor, Inc.
8.125%, 9/15/15		500	525,000
Navistar International Corp.
8.25%, 11/01/21		1,010	1,109,737
Tenneco, Inc.
6.875%, 12/15/20		330	338,250
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.
10.625%, 9/01/17 (a)		371	410,883
Uncle Acquisition 2010 Corp.
8.625%, 2/15/19 (a)		402	422,100

			19,319,255

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical-Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20 (a)	425	451,031
Cinemark USA, Inc.
7.375%, 6/15/21 (a)	135	135,000
ClubCorp Club Operations, Inc.
10.00%, 12/01/18 (a)	775	790,500
Greektown Holdings LLC
10.75%, 12/01/13 (d) (e)	525	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)	930	1,004,400
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	600	613,500
8.75%, 5/15/20	542	584,005
Regal Entertainment Group
9.125%, 8/15/18	770	818,125

		4,396,561

Consumer Cyclical-Other - 5.3%
Ameristar Casinos, Inc.
7.50%, 4/15/21 (a)	370	383,875
Beazer Homes USA, Inc.
12.00%, 10/15/17	425	480,250
Boyd Gaming Corp.
9.125%, 12/01/18 (a)	525	544,031
Broder Brothers Co.
12.00%, 10/15/13 (a)(c)	354	357,120
Caesars Entertainment Operating Co., Inc
10.00%, 12/15/18	825	763,125
11.25%, 6/01/17	550	618,750
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	540	445,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (a)	1,111	1,138,775
DR Horton, Inc.
6.50%, 4/15/16	1,180	1,241,950
Host Hotels & Resorts LP
6.875%, 11/01/14	385	397,031
Series Q
6.75%, 6/01/16	935	965,388
Isle of Capri Casinos, Inc.
7.00%, 3/01/14	320	317,600
7.75%, 3/15/19 (a)	545	553,856
K Hovnanian Enterprises, Inc.
6.25%, 1/15/16	655	429,025
10.625%, 10/15/16	500	502,500
Lennar Corp. Series B
6.50%, 4/15/16	1,750	1,739,063
Levi Strauss & Co.
8.875%, 4/01/16	742	773,535
M/I Homes, Inc.
8.625%, 11/15/18 (a)	790	776,175

	Principal Amount (000)	U.S. $ Value
Marina District Finance Co., Inc.
9.50%, 10/15/15 (a)	375	392,344
9.875%, 8/15/18 (a)	745	778,525
Meritage Homes Corp.
7.15%, 4/15/20	133	131,171
MGM Resorts International
6.625%, 7/15/15	1,222	1,196,033
7.625%, 1/15/17	790	772,225
NCL Corp. Ltd.
9.50%, 11/15/18 (a)	800	860,000
11.75%, 11/15/16	500	584,375
Quiksilver, Inc.
6.875%, 4/15/15	650	635,375
Realogy Corp. Class A
11.00%, 4/15/18 (a)	570	584,250
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13	1,885	2,016,950
Ryland Group, Inc.
6.625%, 5/01/20	335	325,369
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)	94	96,406
7.75%, 10/01/17 (a)	531	557,550
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)	703	710,909
Standard Pacific Corp.
8.375%, 5/15/18	500	508,750
10.75%, 9/15/16	555	641,025
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	2,065	2,199,225
Station Casinos, Inc.
6.625%, 3/15/18 (d)	3,610	361
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (a)	272	280,160
William Lyon Homes, Inc.
10.75%, 4/01/13	847	499,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,900	2,082,875

		28,281,157

Consumer Cyclical-Restaurants - 0.4%
Burger King Corp.
9.875%, 10/15/18	640	682,400
CKE Restaurants, Inc.
11.375%, 7/15/18	750	821,250
Dunkin’ Brands, Inc.
9.625%, 12/01/18 (a)	303	305,648

	Principal Amount (000)		U.S. $ Value
Landry’s Restaurants, Inc.
11.625%, 12/01/15 (a)		455	493,675

			2,302,973

Consumer Cyclical-Retailers - 1.7%
Asbury Automotive Group, Inc.
8.375%, 11/15/20 (a)		357	372,173
AutoNation, Inc.
6.75%, 4/15/18		120	125,700
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14		695	707,162
Giraffe Acquisition Corp. 9.
125%, 12/01/18 (a)		475	442,938
JC Penney Corp., Inc.
7.40%, 4/01/37		525	506,625
Limited Brands, Inc.
6.625%, 4/01/21		400	417,000
6.90%, 7/15/17		1,645	1,793,050
Michaels Stores, Inc.
7.75%, 11/01/18 (a)		500	511,250
11.375%, 11/01/16		565	610,906
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (c)		619	647,745
Rite Aid Corp.
8.00%, 8/15/20		1,000	1,076,250
Toys R US-Delaware, Inc.
7.375%, 9/01/16 (a)		805	837,200
Toys R US, Inc.
7.375%, 10/15/18		900	900,000

			8,947,999

Consumer Non-Cyclical - 7.5%
ACCO Brands Corp.
7.625%, 8/15/15		1,000	1,013,750
10.625%, 3/15/15		760	853,100
Alere, Inc.
8.625%, 10/01/18		800	842,000
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		720	773,100
ARAMARK Corp.
8.50%, 2/01/15		1,710	1,778,400
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (a)		775	802,125
Bakkavor Finance 2 PLC
8.25%, 2/15/18 (a)	GBP	500	752,587
Bausch & Lomb, Inc.
9.875%, 11/01/15	U.S.$	390	417,300
Biomet, Inc.
11.625%, 10/15/17		520	583,700
BioScrip, Inc.
10.25%, 10/01/15		500	519,375
Boparan Holdings Ltd.
9.875%, 4/30/18 (a)	GBP	500	818,447

	Principal Amount (000)		U.S. $ Value
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	U.S.$	525	872,261
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (c)		1,320	1,338,491
CDRT Merger Sub, Inc.
8.125%, 6/01/19 (a)		1,123	1,132,826
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		891	919,957
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		521	562,680
CoreLogic, Inc.
7.25%, 6/01/21 (a)		719	706,417
Del Monte Foods Co.
7.625%, 2/15/19 (a)		1,555	1,587,072
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18 (a)		165	169,538
10.875%, 11/15/14		520	561,600
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	530,625
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16 (a)		500	533,750
Elizabeth Arden, Inc.
7.375%, 3/15/21		445	467,250
Gentiva Health Services, Inc.
11.50%, 9/01/18		425	478,656
Giant Funding Corp.
8.25%, 2/01/18 (a)		700	736,750
HCA Holdings, Inc.
7.75%, 5/15/21 (a)		700	732,375
HCA, Inc.
6.375%, 1/15/15		3,348	3,448,440
6.50%, 2/15/16		1,520	1,565,600
9.625%, 11/15/16 (c)		2,803	2,999,210
Healthsouth Corp.
10.75%, 6/15/16		159	168,143
Jarden Corp.
7.50%, 1/15/20		280	298,200
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		550	539,000
Mylan, Inc./PA
7.875%, 7/15/20 (a)		750	830,625
NBTY, Inc.
9.00%, 10/01/18 (a)		250	268,125
New Albertsons, Inc.
7.45%, 8/01/29		1,870	1,575,475
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	575	870,925
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)	U.S.$	950	874,000
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	600	863,460
Select Medical Corp.
7.625%, 2/01/15	U.S.$	1,015	1,027,687

	Principal Amount (000)	U.S. $ Value
Select Medical Holdings Corp.
6.211%, 9/15/15 (b)	500	483,750
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (a)	275	286,000
STHI Holding Corp.
8.00%, 3/15/18 (a)	175	180,250
SUPERVALU, Inc.
8.00%, 5/01/16	430	447,738
Tenet Healthcare Corp.
8.875%, 7/01/19	900	1,001,250
Universal Hospital Services, Inc.
3.778%, 6/01/15 (b)	895	859,200
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
7.75%, 2/01/19 (a)	600	618,000
Visant Corp.
10.00%, 10/01/17	246	260,145
Voyager Learning Exchange
8.375%, 12/01/14 (d) (e) (f)	982	1

		39,949,356

Energy - 6.5%
Antero Resources Finance Corp.
9.375%, 12/01/17	495	539,550
ATP Oil & Gas Corp./United States
11.875%, 5/01/15	635	660,400
Basic Energy Services, Inc.
7.75%, 2/15/19 (a)	500	526,250
Bluewater Holding BV
3.276%, 7/17/14 (a) (b)	600	498,000
Calfrac Holdings LP
7.50%, 12/01/20 (a)	289	299,115
Chaparral Energy, Inc.
8.25%, 9/01/21	300	310,500
8.875%, 2/01/17	900	940,500
Chesapeake Energy Corp.
6.50%, 8/15/17	2,350	2,538,000
6.625%, 8/15/20	500	525,625
Cie Generale de Geophysique-Veritas	800	784,000
6.50%, 6/01/21 (a)
7.50%, 5/15/15	167	171,175
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)	891	1,029,105
Complete Production Services, Inc.
8.00%, 12/15/16	1,325	1,394,562
Continental Resources, Inc./OK
7.125%, 4/01/21	150	159,750
Denbury Resources, Inc.
6.375%, 8/15/21	1,202	1,217,025
8.25%, 2/15/20	95	104,975
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19 (a)	900	904,500
9.25%, 12/15/17 (a)	800	862,000

	Principal Amount (000)		U.S. $ Value
Forest Oil Corp.
7.25%, 6/15/19		1,915	1,967,662
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)		1,425	1,474,875
Key Energy Services, Inc.
6.75%, 3/01/21		466	471,825
McJunkin Red Man Corp.
9.50%, 12/15/16 (a)		1,000	1,030,000
Newfield Exploration Co.
7.125%, 5/15/18		1,135	1,215,869
Offshore Group Investments Ltd.
11.50%, 8/01/15		1,100	1,212,750
Oil States International, Inc.
6.50%, 6/01/19 (a)		622	625,888
OPTI Canada, Inc.
8.25%, 12/15/14		1,588	790,030
Parker Drilling Co.
9.125%, 4/01/18		520	566,800
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	775	815,957
Petrohawk Energy Corp.
7.25%, 8/15/18	U.S.$	1,300	1,363,375
PHI, Inc.
8.625%, 10/15/18		400	425,000
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	1,057,412
Plains Exploration & Production Co.
6.625%, 5/01/21		500	501,250
7.00%, 3/15/17		847	870,292
7.75%, 6/15/15		1,089	1,132,560
Range Resources Corp.
5.75%, 6/01/21		1,060	1,056,025
SandRidge Energy, Inc.
7.50%, 3/15/21 (a)		361	373,635
8.75%, 1/15/20		775	842,813
SESI LLC
6.375%, 5/01/19 (a)		144	143,640
Southwestern Energy Co.
7.50%, 2/01/18		1,025	1,172,344
Tesoro Corp.
6.25%, 11/01/12		680	714,000
6.50%, 6/01/17		1,460	1,503,800

			34,792,834

Other Industrial - 1.3%
Briggs & Stratton Corp.
6.875%, 12/15/20		152	160,360
Brightstar Corp.
9.50%, 12/01/16 (a)		883	944,810
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	500	862,641
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	704	720,720
Lecta SA
5.42%, 2/15/14 (a) (b)	EUR	484	682,594

	Principal Amount (000)		U.S. $ Value
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	1,100	1,212,750
Neenah Foundry Co.
15.00%, 7/29/15 (c) (e)		315	309,486
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (a)		950	917,937
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	439	732,975
Yioula Glassworks SA
9.00%, 12/01/15 (a)	EUR	283	338,030

			6,882,303

Services - 1.3%
Mobile Mini, Inc.
7.875%, 12/01/20 (a)	U.S.$	309	326,768
Service Corp. International/US
6.75%, 4/01/16		2,000	2,145,000
ServiceMaster Co. (The)
10.75%, 7/15/15 (a) (c)		835	883,012
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		940	1,026,950
Travelport LLC
9.875%, 9/01/14		406	376,565
West Corp.
7.875%, 1/15/19 (a)		1,750	1,782,812
8.625%, 10/01/18 (a)		133	140,149

			6,681,256

Technology - 3.7%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		121	127,050
8.125%, 12/15/17		202	213,615
Amkor Technology, Inc.
6.625%, 6/01/21 (a)		275	275,000
9.25%, 6/01/16		260	272,675
Aspect Software, Inc.
10.625%, 5/15/17		500	540,000
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (a)		671	719,647
8.50%, 4/01/19 (a)		1,049	1,059,490
11.50%, 10/12/15 (c)		44	47,596
Ceridian Corp.
11.25%, 11/15/15		450	466,313
CommScope, Inc.
8.25%, 1/15/19 (a)		1,500	1,571,250
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		680	637,500
Eagle Parent, Inc.
8.625%, 5/01/19 (a)		892	902,035
First Data Corp.
7.375%, 6/15/19 (a)		1,600	1,624,000
11.25%, 3/31/16		1,400	1,403,500

	Principal Amount (000)	U.S. $ Value
Freescale Semiconductor, Inc.
8.875%, 12/15/14	1,380	1,440,375
10.125%, 12/15/16	1,200	1,287,000
Interactive Data Corp.
10.25%, 8/01/18 (a)	750	834,375
Iron Mountain, Inc.
6.625%, 1/01/16	860	860,000
NXP BV/NXP Funding LLC
3.028%, 10/15/13 (b)	869	864,655
9.50%, 10/15/15	420	449,400
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)	550	535,562
8.125%, 3/01/16	306	317,475
Seagate HDD Cayman
7.00%, 11/01/21 (a)	769	780,535
Sensata Technologies BV
6.50%, 5/15/19 (a)	800	809,000
Serena Software, Inc.
10.375%, 3/15/16	875	918,750
SunGard Data Systems, Inc.
7.625%, 11/15/20	800	830,000

		19,786,798

Transportation - Airlines - 0.8%
Air Canada
12.00%, 2/01/16 (a)	500	517,500
AMR Corp.
9.00%, 8/01/12	1,570	1,585,700
Continental Airlines 2003-ERJ1 Pass Through Trust
Series RJ03
7.875%, 7/02/18	336	331,978
Continental Airlines, Inc.
8.75%, 12/01/11	1,330	1,363,250
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)	391	421,302

		4,219,730

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17 (a)	164	170,970

Transportation - Services - 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16	1,000	1,028,750
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	500	512,500
Hertz Corp. (The)
6.75%, 4/15/19 (a)	1,236	1,248,360
7.375%, 1/15/21 (a)	1,775	1,837,125
8.875%, 1/01/14	106	108,650

	Principal Amount (000)		U.S. $ Value
Swift Services Holdings, Inc.
10.00%, 11/15/18 (a)		413	458,430

			5,193,815

			296,172,919

Financial Institutions - 8.9%
Banking - 2.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	1,165,275
HBOS Capital Funding LP
6.071%, 6/30/14 (a)	U.S.$	1,325	1,192,500
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	1,026,978
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,750	1,697,500
Regions Bank/Birmingham AL
6.45%, 6/26/37		600	560,280
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)(d)		2,715	2,511,375
Swedbank AB
5.75%, 3/17/16	GBP	850	1,335,328
Telenet Finance III Luxembourg S.C.A.
6.625%, 2/15/21 (a)	EUR	1,000	1,405,209
UT2 Funding PLC
5.321%, 6/30/16		634	889,579

			11,784,024

Brokerage - 0.6%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	990	990,000
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (d)		5,500	1,464,375
Nuveen Investments, Inc.
10.50%, 11/15/15		900	954,000

			3,408,375

Finance - 3.9%
AGFC Capital Trust I
6.00%, 1/15/67 (a)		2,245	1,593,950
Ally Financial, Inc.
6.75%, 12/01/14		760	809,998
6.875%, 9/15/11		1,935	1,954,350
8.00%, 11/01/31		1,332	1,475,190
Series 8
6.75%, 12/01/14		1,657	1,764,705
Capmark Financial Group, Inc.
5.875%, 5/10/12(d)		1,666	1,007,702
CIT Group, Inc.
7.00%, 5/01/14-5/01/17		5,945	5,970,365
International Lease Finance Corp.
6.375%, 3/25/13		1,715	1,800,750
iStar Financial, Inc.
Series B
5.70%, 3/01/14		350	330,750

	Principal Amount (000)	U.S. $ Value
Residential Capital LLC
9.625%, 5/15/15	2,195	2,238,900
Springleaf Finance Corp.
6.90%, 12/15/17	1,930	1,833,500

		20,780,160

Insurance - 1.3%
Genworth Financial, Inc.
6.15%, 11/15/66	1,445	1,116,262
Hartford Financial Services Group, Inc.
8.125%, 6/15/38	1,000	1,120,000
ING Capital Funding Trust III
Series 9
3.907%, 6/30/11 (b)	1,294	1,248,647
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	495	514,800
MBIA Insurance Corp.
14.00%, 1/15/33 (a)	1,452	892,980
XL Group PLC
Series E
6.50%, 4/15/17	2,100	1,981,875

		6,874,564

Other Finance - 0.6%
FTI Consulting, Inc.
6.75%, 10/01/20 (a)	500	510,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18	750	772,500
iPayment Holdings, Inc.
10.25%, 5/15/18 (a)	860	870,750
15.00%, 11/15/18 (a)	522	535,050
iPayment, Inc.
9.75%, 5/15/14	675	691,875

		3,380,175

REITS - 0.3%
Developers Diversified Realty Corp.
7.875%, 9/01/20	1,000	1,169,535
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/18	174	177,915

		1,347,450

		47,574,748

Utility - 6.2%
Electric - 4.6%
AES Corp. (The)
7.75%, 3/01/14	1,430	1,565,850
8.00%, 10/15/17	1,240	1,340,750
Calpine Corp.
7.25%, 10/15/17 (a)	2,250	2,340,000
7.875%, 1/15/23 (a)	500	523,750
CMS Energy Corp.
6.25%, 2/01/20	1,000	1,090,589

	Principal Amount (000)	U.S. $ Value
Dynegy Holdings, Inc.
7.75%, 6/01/19	1,460	1,065,800
8.375%, 5/01/16	780	645,450
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	1,222	1,127,295
Edison Mission Energy
7.00%, 5/15/17	2,090	1,729,475
7.50%, 6/15/13	360	369,000
7.75%, 6/15/16	295	267,713
Energy Future Holdings Corp.
10.00%, 1/15/20	694	751,365
10.875%, 11/01/17	304	276,640
Series Q
6.50%, 11/15/24	481	254,930
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20	792	861,425
GenOn Americas Generation LLC
8.50%, 10/01/21	725	752,188
GenOn Energy, Inc.
7.875%, 6/15/17	840	844,200
9.50%, 10/15/18	650	684,125
9.875%, 10/15/20	1,265	1,331,412
NRG Energy, Inc.
7.375%, 1/15/17	1,385	1,461,175
7.875%, 5/15/21(a)	1,496	1,497,870
8.25%, 9/01/20	975	999,375
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	800	794,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20(a)	761	770,512
Series A
10.25%, 11/01/15	1,401	893,137

		24,238,026

Natural Gas - 1.6%
El Paso Corp.
Series G
7.375%, 12/15/12	385	413,268
7.75%, 1/15/32	855	1,041,460
El Paso Pipeline Partners Operating Co. LLC
6.50%, 4/01/20	550	631,528
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	1,620	1,765,800
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21(a)	1,000	1,030,000
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16	1,765	1,873,106
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21	1,600	1,618,000

		Principal Amount (000)	U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (a)		330	328,763

			8,701,925

			32,939,951

Total Corporates - Non-Investment Grades (cost $345,971,128)			376,687,618

CORPORATES - INVESTMENT GRADES - 8.3%
Financial Institutions - 5.7%
Banking - 3.5%
American Express Co.
6.80%, 9/01/66		900	945,000
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		700	553,000
Barclays Bank PLC
4.75%, 3/15/20	EUR	520	531,316
5.926%, 12/15/16 (a)	U.S.$	1,300	1,241,500
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17		400	348,538
Series E
8.50%, 10/21/14	EUR	750	1,117,101
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	435	477,019
Capital One Financial Corp.
6.75%, 9/15/17		663	792,824
Citigroup, Inc.
5.50%, 4/11/13		400	427,836
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		1,100	1,182,500
Countrywide Financial Corp.
6.25%, 5/15/16		1,221	1,329,043
Credit Agricole SA
6.637%, 5/31/17 (a)		1,100	990,000
Huntington BancShares, Inc./OH
7.00%, 12/15/20		170	195,962
Itau Unibanco Holding SA/Cayman Island
10.50%, 11/23/15 (a)	BRL	900	594,622
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	U.S.$	365	385,025
National Capital Trust II
5.486%, 3/23/15 (a)		647	643,492
Societe Generale
6.999%, 12/19/17	EUR	700	997,306
UBS AG/Jersey
4.28%, 4/15/15		820	1,067,967
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		1,300	1,534,080
Wachovia Bank NA
6.75%, 5/25/17	AUD	2,050	2,028,711
Zions Bancorporation
7.75%, 9/23/14	U.S.$	980	1,077,509

			18,460,351

		Principal Amount (000)	U.S. $ Value
Finance - 0.2%
SLM Corp.
8.00%, 3/25/20		525	578,972
Series A
5.00%, 10/01/13		400	416,787

			995,759

Insurance - 1.4%
American International Group, Inc.
6.25%, 3/15/37		1,461	1,351,425
8.175%, 5/15/58		725	797,500
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		952	766,360
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (a)		875	868,246
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		450	479,765
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		750	837,832
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		575	741,085
QBE Capital Funding III Ltd.
7.25%, 5/24/41(a)		665	669,666
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	965,672

			7,477,551

Other Finance - 0.2%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)	U.S.$	325	328,686
7.125%, 10/15/20 (a)		920	959,664

			1,288,350

REITS - 0.4%
Entertainment Properties Trust
7.75%, 7/15/20 (a)		842	926,200
ProLogis
6.875%, 3/15/20		72	81,742
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		832	886,156

			1,894,098

			30,116,109

Industrial - 2.3%
Basic - 0.4%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		569	654,350
Commercial Metals Co.
6.50%, 7/15/17		500	536,187

	Principal Amount (000)	U.S. $ Value
Mosaic Co. (The)
7.625%, 12/01/16 (a)	875	939,531

		2,130,068

Capital Goods - 0.1%
Tyco International Finance SA
8.50%, 1/15/19	375	476,909

Communications - Media - 0.3%
Virgin Media Secured Finance PLC
6.50%, 1/15/18	1,500	1,651,875

Communications - Telecommunications - 0.3%
Qwest Communications International, Inc.
7.50%, 2/15/14	350	354,813
Qwest Corp.
6.875%, 9/15/33	1,240	1,219,850

		1,574,663

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.302%, 6/01/37	575	569,250
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	945	1,070,212

		1,639,462

Energy - 0.5%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	856	880,449
TNK-BP Finance SA
7.25%, 2/02/20 (a)	204	227,460
7.50%, 7/18/16 (a)	520	590,200
7.875%, 3/13/18 (a)	680	787,100

		2,485,209

Other Industrial - 0.1%
Noble Group Ltd.
6.625%, 3/17/15 (a)	650	663,000

Services - 0.2%
Expedia, Inc.
8.50%, 7/01/16	1,070	1,171,650

Technology - 0.1%
Motorola Solutions, Inc.
7.50%, 5/15/25	470	554,134

		12,346,970

Utility - 0.3%
Electric - 0.3%
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12	596	661,400
Oncor Electric Delivery Co. LLC
5.95%, 9/01/13	490	537,193

		Principal Amount (000)	U.S. $ Value
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16		440	507,113

			1,705,706

Total Corporates - Investment Grades (cost $36,031,081)			44,168,785

EMERGING MARKETS - CORPORATE BONDS - 3.6%
Financial Institutions - 0.3%
Banking - 0.2%
Banco Cruzeiro do Sul SA/Brazil
8.25%, 1/20/16 (a)		500	496,827
8.875%, 9/22/20 (a)		390	383,214

			880,041

Finance - 0.1%
Renaissance Securities Trading Ltd.
11.00%, 4/21/16 (a)		500	508,125

Insurance - 0.0%
Stoneheath RE
6.868%, 10/15/11		250	228,125

			1,616,291

Industrial - 3.2%
Basic - 1.3%
Evraz Group SA
8.25%, 11/10/15 (a)		394	440,295
9.50%, 4/24/18 (a)		720	834,473
Novelis, Inc./GA
8.75%, 12/15/20		1,976	2,183,480
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)		938	1,063,457
Vedanta Resources PLC
8.75%, 1/15/14 (a)		900	972,000
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (a)		1,250	1,221,875

			6,715,580

Capital Goods - 0.1%
Cemex SAB de CV
9.00%, 1/11/18 (a)		500	521,250

Communications - Media - 0.3%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	300	474,903
Columbus International, Inc.
11.50%, 11/20/14 (a)	U.S.$	1,128	1,297,989

			1,772,892

Consumer Cyclical - Other - 0.3%
MCE Finance Ltd.
10.25%, 5/15/18		460	531,300

		Principal Amount (000)	U.S. $ Value
Yanlord Land Group Ltd.
10.625%, 3/29/18 (a)		776	805,100

			1,336,400

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.673%, 6/15/15 (a)(b)	EUR	425	525,991

Consumer Non-Cyclical - 0.4%
CEDC Finance Corp. International, Inc.
9.125%, 12/01/16 (a)	U.S.$	1,000	945,000
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	282	402,849
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	1,000	1,050,900

			2,398,749

Energy - 0.2%
Deepsea Metro I
11.00%, 12/09/15		200	215,219
MIE Holdings Corp.
9.75%, 5/12/16 (a)		540	533,952
OGX Petroleo e Gas Participacoes SA
8.50%, 6/01/18 (a)		323	328,653

			1,077,824

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		540	532,710
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	459	594,645
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		450	657,309

			1,784,664

Technology - 0.1%
Seagate Technology HDD Holdings
6.375%, 10/01/11	U.S.$	503	510,545

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		800	770,901

			17,414,796

Utility - 0.1%
Electric - 0.1%
Inkia Energy Ltd.
8.375%, 4/04/21 (a)		330	337,095

Total Emerging Markets - Corporate Bonds (cost $18,111,173)			19,368,182

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 3.5%
Brazil - 0.4%
Brazilian Government International Bond
12.50%, 1/05/16	BRL	2,950	2,192,283

Canada - 0.1%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	558,600

Greece - 0.4%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	3,300	2,173,606

Mexico - 0.4%
Mexican Bonos
Series MI10
9.50%, 12/18/14	MXN	20,000	1,928,936

South Africa - 0.3%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	9,350	1,364,529

United States - 1.9%
U.S. Treasury Notes
0.75%, 3/31/13	U.S.$	1,350	1,358,330
2.00%, 4/30/16		1,900	1,931,312
2.125%, 2/29/16		3,535	3,624,757
2.25%, 3/31/16		3,200	3,296,000

			10,210,399

Total Governments - Treasuries (cost $17,697,208)			18,428,353

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Non-Agency Fixed Rate CMBS - 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 7/15/44		1,170	1,148,815
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		1,000	995,331
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.823%, 6/15/38		2,375	2,630,360
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51		1,100	1,201,954
Series 2007-CB18, Class A4
5.44%, 6/12/47		1,875	2,039,515
Series 2007-LD11, Class A4
5.817%, 6/15/49		2,000	2,193,656

	Principal Amount (000)	U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,875	2,042,680
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42	1,125	1,131,727

Total Commercial Mortgage-Backed Securities (cost $11,487,305)		13,384,038

BANK LOANS - 2.0%
Industrial - 1.6%
Capital Goods - 0.5%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (b)	1,297	1,318,367
Hawker Beechcraft Acquisition Company LLC
10.50%, 3/26/14 (b)	1,192	1,213,012

		2,531,379

Communications - Telecommunications - 0.3%
LightSquared LP
12.00%, 10/01/14 (b)(c)	1,340	1,439,976

Consumer Cyclical - Automotive - 0.2%
Metaldyne, LLC
5.25%, 5/18/17 (b)	1,000	999,580

Consumer Cyclical - Entertainment - 0.4%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16 (b)	549	551,599
Las Vegas Sands, LLC
3.00%, 11/23/16 (b)	1,584	1,555,901

		2,107,500

Consumer Cyclical - Other - 0.2%
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (b)	50	50,541
Harrah’s Las Vegas Propco, LLC
3.25%, 2/13/13 (b)	1,500	1,300,500

		1,351,041

Services - 0.0%
Advantage Sales & Marketing Inc.
5.25%, 12/17/17 (b)	224	224,904
Koosharem LLC
10.25%, 6/30/14 (b)(c)	2	1,669

		226,573

		8,656,049

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.4%
Finance - 0.4%
CIT Group, Inc.
6.25%, 8/11/15 (b)	821	827,515
iStar Financial, Inc.
7.00%, 6/30/14 (b)	1,100	1,108,393

		1,935,908

Total Bank Loans (cost $10,192,603)		10,591,957

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.8%
United States - 1.8%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	240	183,197
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	605	412,961
California Mun Fin Auth Rev
8.00%, 4/01/41	375	384,851
California State
California GO
7.60%, 11/01/40	325	385,853
7.95%, 3/01/36	700	779,933
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (a)	325	329,550
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	335	296,867
District of Columbia
Series 2011A
6.50%, 10/01/41	600	617,928
Illinois Finance Auth (Illinois Institute Of Technology)
Series 06A
5.00%, 4/01/31	275	195,316
Illinois Finance Auth
Series 2010A
8.125%, 2/15/40	575	553,627
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	450	372,209
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
6.50%, 3/01/45	335	326,039
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	395	393,013
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43	560	473,642

	Principal Amount (000)	U.S. $ Value
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	665	672,122
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	800	799,936
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46 (g)	605	604,589
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners Llc Project)
6.875%, 12/31/39	550	580,734
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	425	452,548
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	445	257,597
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	330	334,234

Total Local Governments - Municipal Bonds (cost $8,864,559)		9,406,746

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Kazakhstan - 0.5%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)	875	934,229
KazMunayGas National Co.
8.375%, 7/02/13 (a)	400	443,500
9.125%, 7/02/18 (a)	950	1,176,262

		2,553,991

Russia - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)	955	1,015,881

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.	750	908,625

9.75%, 8/14/19 (a)
Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17	2,250	1,350,000

Total Quasi-Sovereigns (cost $4,801,907)		5,828,497

EMERGING MARKETS - SOVEREIGNS - 1.0%
Argentina - 0.4%
Argentina Bonos
7.00%, 10/03/15	2,100	2,009,350

	Principal Amount (000)		U.S. $ Value
Ukraine - 0.1%
Ukraine Government International Bond
6.75%, 11/14/17(a)		930	938,370

Venezuela - 0.5%
Republic of Venezuela
7.00%, 3/31/38(a)		4,675	2,625,012

Total Emerging Markets - Sovereigns (cost $4,604,828)			5,572,732

		Shares
PREFERRED STOCKS - 1.0%
Financial Institutions - 1.0%
Banking - 0.2%
Zions Bancorporation.
9.50%		46,400	1,226,352

Finance - 0.6%
Ally Financial, Inc.
7.00% (a)		1,687	1,629,589
8.50%		21,000	553,140
Citigroup Capital XII
8.50%		39,000	1,013,220
Citigroup Capital XIII
7.875% (h)		5,000	139,400

			3,335,349

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		624	736,320

			5,298,021

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	115,419

Total Preferred Stocks (cost $4,707,980)			5,413,440

		Principal Amount (000)
ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	737	471,057
Series 2006-15, Class A6
5.826%, 10/25/46		1,466	1,074,061

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,536	1,157,964

			2,703,082

Home Equity Loans - Floating Rate - 0.4%
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
4.243%, 2/25/37 (b)		1,750	975,694
GSAA Trust
Series 2006-6, Class AF5
5.753%, 3/25/36 (b)		1,562	886,117

			1,861,811

Total Asset-Backed Securities (cost $4,694,601)			4,564,893

CMOs - 0.5%
Non-Agency Floating Rate - 0.5%
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.414%, 6/25/37 (b)		766	539,550
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.806%, 8/25/47 (b)		1,453	856,512
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.055%, 4/25/47 (b)		2,011	1,114,242

Total CMOs (cost $2,512,597)			2,510,304

EMERGING MARKETS - TREASURIES - 0.4%
Turkey - 0.4%
Turkey Government Bond 11.00%, 8/06/14 (cost $2,400,989)	TRY	3,600	2,374,135

		Shares
COMMON STOCKS - 0.3%
Broder Brothers Co. (i)		28,873	230,984
Fairpoint Communications, Inc. (i)		7,175	76,844
Greektown Superholdings, Inc. (e)(f)(i)		397	27,790
Keystone Automotive Operations, Inc. (e)(i)		61,065	772,604
Neenah Enterprises, Inc. (e)(f)(i)		58,199	283,720
Rock-Tenn Co.		532	40,844

Total Common Stocks (cost $2,940,099)			1,432,786

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21 (cost $1,119,534)	U.S.$	1,130	$1,179,438

		Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (i) (cost $0)		12,231	0

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (j) (cost $5,059,649)		5,059,649	5,059,649

Total Investments - 98.6% (cost $481,197,241) (k)			525,971,553
Other assets less liabilities - 1.4%			7,327,676

Net Assets - 100.0%			$533,299,229

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3MO EURIBOR Interest Rate Futures	1,570	June 2011	$116,381	$6	$(116,375)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Euro settling 7/14/11	2,065	$2,925,791	$2,968,887	$43,096
Euro settling 7/14/11	774	1,092,976	1,112,687	19,711
Euro settling 7/14/11	540	772,500	776,893	4,393
Great British Pound settling 6/09/11	20	32,886	32,966	80
Sale Contracts
State Street Bank and Trust Co.:
Australian Dollar settling 6/08/11	1,500	1,588,290	1,600,401	(12,111)
Canadian Dollar settling 7/25/11	775	791,446	798,863	(7,417)
Euro settling 7/14/11	1,700	2,425,594	2,444,054	(18,460)
Euro settling 7/14/11	20,860	29,899,275	29,989,785	(90,510)
Great British Pound settling 6/09/11	472	765,276	775,832	(10,556)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 6/09/11	3,407	$5,457,819	$5,603,625	$(145,806)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$119,500	5/31/18	3 Month LIBOR	2.573%	$49,347
JPMorgan Chase Bank, N.A.	160,000	5/31/16	1.94%	3 Month LIBOR	(152,151)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE, SOVEREIGN ISSUES AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Bolivarian Republic of Venezuela,
9.25% 9/15/27, 6/20/16*	(5.00)%	10.80%	$2,800	$557,200	$563,463	$(6,263)
Goldman Sachs Bank:
Hellenic Republic
5.90%, 10/22/22, 6/20/15*	(0.00)	15.55	4,250	236,285	—	236,285
Morgan Stanley Capital Services Inc.:
XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	0.28	1,260	(61,208)	33,901	(95,109)
Sale Contracts
Bank of America:
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.24	860	(60,544)	(55,247)	(5,297)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC:
Alcatel-Lucent USA Inc.
6.5%, 1/15/28, 6/20/16*	5.00	4.09	$1,100	$53,101	$60,696	$(7,595)
Amkor Technology,
Inc. 9.25%, 6/01/16, 6/20/16*	5.00	4.10	800	38,330	30,037	8,293
CDX NAIG-15 5 Year Index,
12/20/15*	1.00	3.75	500	(156,588)	(167,447)	10,859
Community Health Systems,
8.875% 7/15/15, 6/20/16*	5.00	5.38	800	(3,868)	(25,328)	21,460
NXP BV,
8.625% 10/15/15, 3/20/16*	5.00	3.33	550	43,656	31,143	12,513
Rite Aid Corporation
7.7%, 2/15/27, 3/20/12*	5.00	3.22	1,000	24,306	12,730	11,576
Univision Communications Inc.
8.5%, 5/15/21, 6/20/16*	5.00	5.70	550	40,473	32,859	7,614
Credit Suisse International:
CDX NAHY-15 5 Year,
12/20/15*	5.00	7.06	2,800	(206,500)	(276,306)	69,806
CDX NAHY-15 5 Year,
12/20/15*	5.00	7.06	2,500	(184,375)	(248,637)	64,262
Ford Motor Company
6.5%, 8/01/18, 6/20/16*	5.00	2.62	1,100	127,622	102,454	25,168
MGM Resorts International,
5.875%, 2/27/14, 3/20/16*	5.00	6.45	800	(73,892)	(52,298)	(21,594)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	3.86	800	25,887	18,797	7,090

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Wind Acquisition Finance S.A.,
5% 12/31/45, 6/20/16*	5.00	3.94	$1,320	$72,438	$60,314	$12,124
Goldman Sachs Bank USA:
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	6.27	1,070	(39,833)	(43,397)	3,564
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corporation,
5% 12/31/45, 3/20/16*	5.00	4.12	550	25,046	8,525	16,521
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	4.21	550	13,975	11,631	2,344
CDX-NAHY Series 15 5 Year Index,
12/20/15*	5.00	4.09	10,600	477,000	227,946	249,054

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $174,875,320 or 32.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.
(c)	Pay-In-Kind Payments (PIK).
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	Fair valued.
(g)	When-Issued or delayed delivery security.
(h)	Variable rate coupon, rate shown as of May 31, 2011.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,524,035 and gross unrealized depreciation of investments was $(10,749,723), resulting in net unrealized appreciation of $44,774,312.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso
TRY	-	Turkish Lira
ZAR	-	South African Rand

Glossary:

CDA	-	Community Development Authority
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$—	$376,103,367	$584,251	$376,687,618
Corporates - Investment Grades	—	44,168,785	—	44,168,785
Emerging Markets - Corporate Bonds	—	18,860,057	508,125	19,368,182
Governments - Treasuries	—	18,428,353	—	18,428,353
Commercial Mortgage-Backed Securities	—	7,914,509	5,469,529	13,384,038
Bank Loans	—	—	10,591,957	10,591,957
Local Governments - Municipal Bonds	—	9,406,746	—	9,406,746
Quasi-Sovereigns	—	5,828,497	—	5,828,497
Emerging Markets - Sovereigns	—	5,572,732	—	5,572,732
Preferred Stocks	3,047,531	2,365,909	—	5,413,440
Asset-Backed Securities	—	—	4,564,893	4,564,893
CMOs	—	—	2,510,304	2,510,304
Emerging Markets - Treasuries	—	2,374,135	—	2,374,135
Common Stocks	117,688	—	1,315,098	1,432,786
Governments - Sovereign Bonds	—	1,179,438	—	1,179,438
Warrants	—	—	0	0
Short-Term Investments	5,059,649	—	—	5,059,649

Total Investments in Securities	8,224,868	492,202,528+	25,544,157	525,971,553
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	67,280	—	67,280
Interest Rate Swap Contracts	—	49,347	—	49,347
Credit Default Swap Contracts	—	758,533	—	758,533
Liabilities
Futures Contracts	(116,375)	—	—	(116,375)
Forward Currency Exchange Contracts	—	(284,860)	—	(284,860)
Interest Rate Swap Contracts	—	(152,151)	—	(152,151)
Credit Default Swap Contracts	—	(135,858)	—	(135,858)

Total	$8,108,493	$492,504,819	$25,544,157	$526,157,469

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

High-Yield Portfolio	Corporates - Non- Investment Grades	Commercial Mortgage-Backed Securities	Bank Loans
Balance as of 8/31/10	$23,810,754	$4,928,247	$7,581,550
Accrued discounts/(premiums)	61,014	86,553	156,831
Realized gain (loss)	1,475,410	—	548,574
Change in unrealized appreciation/depreciation	(965,985)	454,729	50,499
Purchases	725,900	—	7,928,834
Sales	(21,693,594)	—	(5,674,331)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	(2,829,248)	—	—

Balance as of 5/31/11	$584,251	$5,469,529	$10,591,957

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$142,078	$454,729	$504,410

	Emerging Markets Corporate Bonds	Asset - Backed Securities	CMOs
Balance as of 8/31/10	$—	$4,657,555	$3,200,554
Accrued discounts/(premiums)	—	69,360	34,155
Realized gain (loss)	—	71,472	177,934
Change in unrealized appreciation/depreciation	8,125	(233,634)	(123,881)
Purchases	500,000	1,163,306	551,002
Sales	—	(1,163,166)	(1,329,460)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 5/31/11	$508,125	$4,564,893	$2,510,304

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$8,125	$(140,686)	$(35,665)

	Common Stocks	Warrants*	Total
Balance as of 8/31/10	$174,635	$161,168	$44,514,463
Accrued discounts/(premiums)	—	—	407,913
Realized gain (loss)	—	161,549	2,434,939
Change in unrealized appreciation/depreciation	367,859	(115,118)	(557,406)
Purchases	772,604	—	11,641,646
Sales	—	(207,599)	(30,068,150)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	(2,829,248)

Balance as of 5/31/11	$1,315,098	$0	$25,544,157

Net change in unrealized appreciation/depreciation

from Investments held as of 5/31/11	$367,859	$—	$1,300,850

*	The Portfolio held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2011